UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 to September 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2018
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Path Forward: Keeping an Eye on the Central Banks
Dear Shareholder,
Ten years removed from 2008, it is easy to forget how much of our current investment landscape has been shaped by central banks’ unprecedented response to the global financial crisis. Investors continue to face persistently low yields for traditional fixed income investments and an equity market rally driven by momentum and disconnected from underlying fundamentals. In addition, as we recently witnessed, we believe the added element of uncertainty as policymakers begin to unwind their response has the potential to create volatility.
For almost nine straight months this year, stocks continued to post gains even as bond yields rose in reaction to the Federal Reserve’s slow but steady pace of interest rate hikes. Then, in mid-September, the pattern suddenly changed. Investors became skittish about the implications of higher rates to come, and abruptly began to sell stocks. Why the sudden attitude shift?
Many economists say higher rates generally reflect long-term economic optimism. Strong economic growth, which we believe is the underlying reason why rates are rising, tends to benefit corporate earnings more than higher interest rates may reduce them. Therefore, it is our opinion that periods of rising interest rates generally ought to be supportive of stocks.
On the other hand, rising rates have the ability to disrupt markets: they can affect financial assets by lifting the implicit discount rate of a company’s earnings stream and putting downward pressure on earnings multiples. They can cause bond prices to fall and reign in liquidity. It is important to note, however, that interest rates are comprised of inflation expectations, growth expectations and a term premium. Inflation is not presently a threat, in our opinion.
In our view, stocks have begun reacting differently to bond yields because important risk-return factors may have changed. U.S. bond yields, adjusted for inflation, have been quite stable for more than five years but have become more volatile. Recently, as the yield on the ten-year U.S. Treasury note approached 3.25%, it began to change the relationship between the returns needed to make bonds attractive and the returns needed to make stocks attractive. Though we believe underlying economic strength is supportive, leading to greater optimism about productivity, there are also concerns about the unusual lack of accompanying inflation pressures and a rising Federal budget deficit, which higher interest rates will make more costly to service.
In our view, investors should not take this to mean that the underlying economic conditions have changed, though expectations of future values may be calibrated differently going forward. In our opinion, this is not a reason to shift one’s long-term investment strategy. Commensurate with economic growth are rising interest rates, which are likely to create market volatility, but in light of economic progress, this seems like a good problem to have. In our view, the best response remains to have a plan, diversify and carefully discuss any contemplated portfolio changes with your financial advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 17, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, having suffered its first monthly loss in February after 15 consecutive monthly gains and an all-time high on January 26. Another loss followed in March and by the end of the first quarter of 2018, the Index was down 2.21% in 2018. But for the six-months through September, the Index returned 9.05%, as markets, led by the U.S., seemed to become increasingly immune, with the occasional relapse, to the worries that had set them back. (The Index returned 6.80% for the six-months ended September 30, 2018, measured in U.S. dollars.)
It had been the prospect of an imminent rise in U.S. interest rates that had roiled markets in February. Then, in March, investors found something else to worry about. At the beginning of the month, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which would take effect at the beginning of June.
It was not that worries about a trade war and rising U.S. interest rates then disappeared. On April 4, the White House announced a list of proposed tariffs on $50 billion worth of Chinese imports. The Chinese immediately retaliated with reciprocal tariffs on $50 billion of U.S. imports. To be sure, such developments knocked markets back throughout the period; the President’s stated intention in June to levy a 20% tariff on European car imports and later that month rumors that he wanted to withdraw from the World Trade Organization, hit markets hard. But it didn’t last long. Investors seemed stubbornly skeptical that lasting damage would result.
Interest rate concerns were rooted in the ever-strengthening labor market. The Federal Open Market Committee (“FOMC”) was already committed to policy “normalization”, i.e. a retreat from historically low short-term rates. There was nothing in successive employment reports likely to divert them. The June report announced an unemployment rate of 3.75%, matching the lowest since 1969. Having raised the federal funds rate in March, the FOMC did so again in June and in September, from 2.00% to 2.25%, with another in December now likely.
The pressure on long-term interest rates, driven by inflationary expectations, was less intense. Accelerating wage growth in a tight labor market should constitute an inflationary threat. Wage growth was edging up, and while the 2.9% year-over-year rate shown in the September employment report was the highest since 2009, it did not seem particularly dangerous. The Federal Reserve Board’s preferred measure: core Personal Consumption Expenditures inflation, hovered around the target level of 2.0%, last seen in 2012, but never broke through. Thus the 10-year Treasury yield’s longest period above 3% was the last nine days of September, ending at 3.05%.
The possibility of an inverted yield curve, a good indicator of impending recession, was itself a concern. Indeed the current economic expansion was already nine years old. Perhaps the best days for the economy and markets had already been seen.
But markets remained resilient. The global backdrop was still favorable. Economies outside the U.S. were growing, just not as well as in 2017. In the U.S., demand was strong due to a tight labor market and tax cuts. Corporate profits were high; share buy-backs and dividends were building. U.S. GDP growth accelerated to 4.2% in the second quarter. As the fiscal half-year ended, investors, especially in the U.S., seemed willing to enjoy the good times while they lasted.
In U.S. fixed income markets, the Treasury yield curve rose and flattened over the period. In late August the excess of the 10-year yield over the two-year shrank to just 0.18%, the lowest in over 11 years, before ending September at 0.24%. The Bloomberg Barclays U.S. Aggregate Bond Index slipped 0.14%, the Bloomberg Barclays U.S. Treasury Bond Index 0.49% and the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index 0.02%, amid heavy issuance of BBB paper.
U.S. equities, represented by the S&P 500® Index including dividends, rose 11.41%, ending less than 1% below its September 20 record. The earnings per share of its constituent companies grew by nearly 25% year-over-year in the second quarter, the most since 2010. Health care was the top performer, up 18.08%, followed by consumer discretionary, the sector of Amazon and Netflix, up 17.01%. The financials sector was weakest, up just 1.06%, attributed partly to the flattening yield curve, which puts pressure on margins.
In currencies, the dollar rose 6.37% against the euro, 7.49% against the pound and 6.87% against the yen. From about April, after sustained weakness, dollar strength returned, as strong U.S. economic data increasingly left the rest of the world behind.
International markets were all unnerved by the first quarter’s general upsurge in volatility and the risk of a trade war. Emerging markets equities were also undermined by the renewed strength of the U.S. dollar, which makes U.S. investments generally more attractive than riskier alternatives and raises doubts about the ability of borrowers in emerging markets to service their dollar-denominated debts. Developed markets held up better. MSCI Japan® Index rose 7.59% over the fiscal half-year, mostly in September, with evidence of renewed interest from overseas buyers. MSCI Europe ex UK® Index added 3.94%. Political worries resurfaced in Italy with the election of a populist government, to add to those caused by cooling economic indicators. Banks were particularly hard hit. However, strength in healthcare, energy and software/services tipped the balance in favor of a positive result over all. MSCI UK® Index gained 8.90%, driven by its big global energy and pharmaceuticals constituents.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2018 (as a percentage of net assets)

Financials	31.1%
Consumer, Non-cyclical	13.7%
Utilities	12.2%
Communications	9.2%
Energy	8.6%
Consumer, Cyclical	6.5%
U.S. Treasury Notes	4.8%
Technology	3.8%
Industrials	3.3%
Basic Materials	2.0%
U.S. Treasury Bonds	1.6%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, and Travis King, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2018, the Fund’s Class SMA shares returned 0.28%, compared to the Bloomberg Barclays U.S. Corporate Index (the “Index” or “Bloomberg Barclays U.S. Corporate”), which returned -0.02% for the same period.
Portfolio Specifics: The Fund outperformed its benchmark for the reporting period. The Fund’s allocation to U.S. Treasuries was the main detractor from relative results as Treasuries lagged corporate bonds for the period. Security selection drove returns across the financial, industrials and utilities sectors. Within financial, much of the outperformance came from banking and insurance, both of which performed well as some deregulation and higher interest rates led to stronger fundamentals. Within industrials, the Fund was active in allocating risk to take advantage of opportunities in the market. Within utilities, the Fund benefited, as many of the long-dated bonds performed well in the sector.
Current Strategy & Outlook: In our view, the outlook for investment grade credit remains constructive, as a solid global growth backdrop and solid expected earnings for the third quarter continue to reinforce the supportive fundamental picture.
Top Ten Holdings as of September 30, 2018 (as a percentage of net assets)

United States Treasury Note, 2.875%, 08/15/28	2.6%
United States Treasury Bond, 3.125%, 05/15/48	1.6%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	1.3%
Royal Bank of Scotland Group PLC, 5.076%, 01/27/30	0.9%
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	0.9%
Skandinaviska Enskilda Banken AB, 5.750%, 12/31/99	0.8%
Compass Bank, 3.500%, 06/11/21	0.8%
Sempra Energy, 3.550%, 06/15/24	0.8%
Standard Chartered PLC, 3.885%, 03/15/24	0.8%
Bank of America Corp., 4.183%, 11/25/27	0.8%
Portfolio holdings are subject to change daily.
We believe the technical picture looks solid, as new supply should remain steady and check the move higher in Treasury yields; also, we believe corporates should continue to attract demand from foreign investors and pension funds. Given the balance of risks in the market and with spreads in the low-100-bp (1.00%) range, we see valuations as fairly full and further spread tightening as likely to be limited. We maintain our overweight to BBBs but continue to use sell-offs to shift the portfolio into higher quality credits. From a sector perspective, we are still overweight financials, communications, and utilities.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2018*	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2018*
Class A	$1,000.00	$998.30	0.90%	$4.51	$1,000.00	$1,020.56	0.90%	$4.56
Class I	1,000.00	999.60	0.65	3.26	1,000.00	1,021.81	0.65	3.29
Class P	1,000.00	1,002.30	0.15	0.75	1,000.00	1,024.32	0.15	0.76
Class R6	1,000.00	999.60	0.63	3.16	1,000.00	1,021.91	0.63	3.19
Class SMA	1,000.00	1,002.80	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class W	1,000.00	998.50	0.65	3.26	1,000.00	1,021.81	0.65	3.29

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2018 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$139,643,395
Short-term investments at fair value**	405,024
Cash	2,351,617
Cash collateral for futures	614,950
Receivables:
Investment securities sold	5,068,540
Interest	1,442,248
Prepaid expenses	50,792
Reimbursement due from manager	3,151
Other assets	4,025
Total assets	149,583,742
LIABILITIES:
Income distribution payable	11,038
Payable for investment securities purchased	4,865,253
Payable for fund shares redeemed	4,422
Payable upon receipt of securities loaned	405,024
Payable for investment management fees	2,499
Payable for distribution and shareholder service fees	42
Payable to trustees under the deferred compensation plan (Note 6)	4,025
Payable for trustee fees	2,108
Other accrued expenses and liabilities	54,792
Total liabilities	5,349,203
NET ASSETS	$144,234,539
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$147,545,232
Undistributed net investment income	216,398
Accumulated net realized loss	(1,572,765)
Net unrealized depreciation	(1,954,326)
NET ASSETS	$144,234,539
+ Including securities loaned at value	$394,558
* Cost of investments in securities	$141,883,248
** Cost of short-term investments	$405,024
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2018 (Unaudited) (continued)

Class A
Net assets	$204,409
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	19,602
Net asset value and redemption price per share†	$10.43
Maximum offering price per share (2.50%)(1)	$10.70
Class I
Net assets	$2,630,105
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	252,204
Net asset value and redemption price per share	$10.43
Class P
Net assets	$138,083,497
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,256,258
Net asset value and redemption price per share	$10.42
Class R6
Net assets	$3,077
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	295
Net asset value and redemption price per share	$10.43
Class SMA
Net assets	$3,310,477
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	317,710
Net asset value and redemption price per share	$10.42
Class W
Net assets	$2,974
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	286
Net asset value and redemption price per share	$10.41

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended September 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$2,900,345
Securities lending income, net	2,682
Total investment income	2,903,027
EXPENSES:
Investment management fees	357,711
Distribution and shareholder service fees:
Class A	257
Transfer agent fees:
Class A	187
Class I	245
Class P	97
Class R6	17
Class SMA	1,037
Class W	4
Shareholder reporting expense	4,392
Registration fees	53,846
Professional fees	27,267
Custody and accounting expense	20,138
Trustee fees	2,928
Miscellaneous expense	8,494
Interest expense	154
Total expenses	476,774
Waived and reimbursed fees	(365,794)
Net expenses	110,980
Net investment income	2,792,047
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,690,855)
Futures	(434,299)
Net realized loss	(2,125,154)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,099,298)
Futures	748,620
Net change in unrealized appreciation (depreciation)	(350,678)
Net realized and unrealized loss	(2,475,832)
Increase in net assets resulting from operations	$316,215

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
FROM OPERATIONS:
Net investment income	$2,792,047	$5,262,880
Net realized gain (loss)	(2,125,154)	2,752,889
Net change in unrealized appreciation (depreciation)	(350,678)	(3,141,378)
Increase in net assets resulting from operations	316,215	4,874,391
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(3,161)	(4,017)
Class I	(36,570)	(37,652)
Class P	(2,669,844)	(5,002,427)
Class R6	(51)	(95)
Class SMA	(66,922)	(122,338)
Class W	(49)	(64)
Net realized gains:
Class A	—	(3,083)
Class I	—	(31,447)
Class P	—	(2,835,080)
Class R6	—	(64)
Class SMA	—	(75,659)
Class W	—	(61)
Total distributions	(2,776,597)	(8,111,987)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,866,120	3,875,183
Reinvestment of distributions	2,709,675	7,913,990
	4,575,795	11,789,173
Cost of shares redeemed	(551,261)	(1,821,373)
Net increase in net assets resulting from capital share transactions	4,024,534	9,967,800
Net increase in net assets	1,564,152	6,730,204
NET ASSETS:
Beginning of year or period	142,670,387	135,940,183
End of year or period	$144,234,539	$142,670,387
Undistributed net investment income at end of year or period	$216,398	$200,948

See Accompanying Notes to Financial Statements
9

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-18+	10.61	0.17•	(0.19)	(0.02)	0.16	—	—	0.16	—	10.43	(0.17)	1.10	0.90	0.90	3.16	204	227
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
09-30-18+	10.61	0.18•	(0.19)	(0.01)	0.17	—	—	0.17	—	10.43	(0.04)	0.69	0.65	0.65	3.43	2,630	227
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
09-30-18+	10.60	0.20•	(0.18)	0.02	0.20	—	—	0.20	—	10.42	0.23	0.66	0.15	0.15	3.91	138,083	227
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
Class R6
09-30-18+	10.61	0.18•	(0.18)	0.00*	0.18	—	—	0.18	—	10.43	(0.04)	1.78	0.63	0.63	3.40	3	227
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
09-30-18+	10.60	0.21•	(0.18)	0.03	0.21	—	—	0.21	—	10.42	0.28	0.73	0.00*	0.00*	4.06	3,310	227
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*	0.00*	4.06	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*	0.00*	4.01	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00	0.00	3.79	6,785	536
Class W
09-30-18+	10.60	0.18•	(0.20)	(0.02)	0.17	—	—	0.17	—	10.41	(0.15)	0.85	0.65	0.65	3.41	3	227
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
10

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the period ended September 30, 2018, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2018, the Fund had an average notional value of  $29,132,003 and $23,943,901 on futures contracts purchased and sold, respectively. Please refer to the table following the Portfolio of Investments for open futures contracts at September 30, 2018.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.”

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2018, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$153,881,015	$155,505,357
U.S. government securities not included above were as follows:
Purchases	Sales
$163,962,804	$160,594,154
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2018, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges	$1

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2018, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	95.73%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
September 30,
2019	2020	2021	Total
$9,001	$22,522	$34,657	$66,180
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2018, are as follows:
	September 30,
	2019	2020	2021	Total
Class A	$7	$151	$328	$486
Class I	2	522	363	887
Class R6	3	34	34	71
Class W	—	1	5	6
The Expense Limitation Agreement is contractual through August 1, 2019 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 18, 2018, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

17

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended September 30, 2018 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
3	$496,333	2.76%

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2018	29	—	302	(435)	(104)	303	—	3,161	(4,534)	(1,070)
3/31/2018	14,319	—	647	(1,815)	13,151	156,072	—	7,100	(19,445)	143,727
Class I
9/30/2018	137,415	—	3,501	(1,961)	138,955	1,442,478	—	36,570	(20,486)	1,458,562
3/31/2018	207,215	—	6,290	(100,532)	112,973	2,273,466	—	69,099	(1,101,235)	1,241,330
Class P
9/30/2018	—	—	255,844	—	255,844	—	—	2,669,844	—	2,669,844
3/31/2018	—	—	714,194	—*	714,194	—	—	7,837,507	—*	7,837,507
Class R6
9/30/2018	—	—	5	—	5	—	—	51	—	51
3/31/2018	—	—	14	—*	14	—	—	159	—*	159
Class SMA
9/30/2018	40,479	—	—*	(50,293)	(9,814)	423,339	—	—*	(526,241)	(102,902)
3/31/2018	130,657	—	—*	(64,285)	66,372	1,442,645	—	—*	(700,693)	741,952
Class W
9/30/2018	—	—	5	—	5	—	—	49	—	49
8/1/2017(1) - 3/31/2018	270	—	11	—*	281	3,000	—	125	—*	3,125

*
Share amount is less than 0.500 per share or $0.50.

(1)
Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2018	Year Ended March 31, 2018
Ordinary Income	Ordinary Income	Long-term Capital Gains
$2,776,597	$7,453,499	$658,488

18

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of March 31, 2018 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)
$174,203	$564,010	$(386,964)	$(1,187,626)
At March 31, 2018, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2018, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2018:
Investment Grade Credit Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$394,558	$(394,558)	$—
	$394,558	$(394,558)	$—

(1)
Collateral with a fair value of  $405,024 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2018, the Fund paid dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0297	November 1, 2018	Daily
Class I	$0.0319	November 1, 2018	Daily
Class P	$0.0368	November 1, 2018	Daily
Class R6	$0.0323	November 1, 2018	Daily
Class SMA	$0.0376	November 1, 2018	Daily
Class W	$0.0323	November 1, 2018	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.4%
		Basic Materials: 2.0%
500,000 (1)		Anglo American Capital PLC, 3.750%, 04/10/2022	$493,988	0.4
600,000 (1)		Anglo American Capital PLC, 4.875%, 05/14/2025	601,660	0.4
600,000	(1)(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	627,300	0.4
500,000 (1)		Corp Nacional del Cobre de Chile, 3.625%, 08/01/2027	479,430	0.3
550,000 (1)		Syngenta Finance NV, 5.182%, 04/24/2028	526,914	0.4
231,000		Other Securities	203,039	0.1
			2,932,331	2.0
		Communications: 9.2%
156,000 (1)		AT&T, Inc., 4.300%, 02/15/2030	150,252	0.1
913,000 (1)		AT&T, Inc., 4.900%, 08/15/2037	874,512	0.6
283,000 (1)		AT&T, Inc., 5.150%, 11/15/2046	271,121	0.2
110,000 (1)		AT&T, Inc., 5.300%, 08/15/2058	105,240	0.1
799,000		AT&T, Inc., 5.250%, 03/01/2037	797,691	0.6
820,000		AT&T, Inc., 4.550%-5.350%, 09/01/2040-03/09/2049	752,327	0.5
1,156,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%-6.484%, 07/23/2020-10/23/2045	1,192,625	0.8
1,188,000		Comcast Corp., 3.400%-4.250%, 01/15/2033-07/15/2046	1,096,200	0.8
200,000 (1)		Telecom Italia SpA, 5.303%, 05/30/2024	195,000	0.1
1,594,000		Verizon Communications, Inc., 4.500%-5.250%, 08/10/2033-09/15/2048	1,627,796	1.1
730,000		Vodafone Group PLC, 4.125%, 05/30/2025	725,105	0.5
600,000		Vodafone Group PLC, 4.375%, 05/30/2028	591,967	0.4
4,838,000		Other Securities	4,835,245	3.4
			13,215,081	9.2
		Consumer, Cyclical: 6.5%
83,700		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	83,165	0.1
330,097		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	322,343	0.2
158,844		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	164,135	0.1
176,825		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	170,905	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
254,475 (3)	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	$256,697	0.2
364,252	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	364,182	0.2
692,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	669,415	0.5
329,000	Ford Motor Co., 4.346%-5.291%, 12/08/2026-12/08/2046	305,638	0.2
950,000	Ford Motor Credit Co. LLC, 3.200%-4.250%, 01/15/2021-09/20/2022	938,821	0.6
370,347	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	380,680	0.3
122,162	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	122,798	0.1
608,123	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	579,438	0.4
335,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	323,585	0.2
271,516	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	278,195	0.2
231,736	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	244,719	0.2
344,456	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	352,681	0.2
3,943,671	Other Securities	3,841,362	2.7
		9,398,759	6.5
	Consumer, Non-cyclical: 13.7%
1,031,000	AbbVie, Inc., 3.200%, 05/14/2026	961,267	0.7
977,000	AbbVie, Inc., 3.600%-4.450%, 05/14/2025-05/14/2046	950,270	0.6
1,223,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,230,182	0.9
469,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%-4.439%, 04/15/2038-10/06/2048	448,076	0.3
179,000	CVS Health Corp., 4.300%, 03/25/2028	177,575	0.1
951,000	CVS Health Corp., 4.780%, 03/25/2038	946,562	0.7
982,000	CVS Health Corp., 5.050%, 03/25/2048	1,007,101	0.7

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
875,000 (1)	Halfmoon Parent, Inc., 4.375%, 10/15/2028	$873,718	0.6
830,000 (1)	Halfmoon Parent, Inc., 4.800%, 08/15/2038	831,342	0.6
600,000 (1)	Halfmoon Parent, Inc., 4.900%, 12/15/2048	601,599	0.4
898,000 (1)	Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	903,768	0.6
760,000 (1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	773,011	0.5
257,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	254,298	0.2
894,000	Molson Coors Brewing Co., 3.000%, 07/15/2026	812,078	0.5
585,000 (1)	Mylan, Inc., 4.550%, 04/15/2028	569,548	0.4
410,000 (1)	Nestle Holdings, Inc., 3.625%, 09/24/2028	405,872	0.3
415,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	406,551	0.3
859,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	830,511	0.6
6,916,000 (4)	Other Securities	6,728,428	4.7
		19,711,757	13.7
	Energy: 8.6%
913,000	Continental Resources, Inc./OK, 3.800%-5.000%, 09/15/2022-01/15/2028	914,332	0.6
928,000	MPLX L.P., 4.000%-5.200%, 02/15/2025-03/01/2047	912,860	0.6
997,000	Sunoco Logistics Partners Operations L.P., 4.000%-5.400%, 04/01/2024-10/01/2047	972,812	0.7
1,740,000	Williams Partners L.P., 3.600%-4.500%, 03/15/2022-06/15/2027	1,721,371	1.2
8,109,000	Other Securities	7,917,090	5.5
		12,438,465	8.6
	Financial: 31.1%
762,000 (2)	Assurant, Inc., 7.000%, 03/27/2048	777,240	0.5
858,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	805,725	0.5
700,000 (2)	Bank of America Corp., 3.864%, 07/23/2024	700,269	0.5
1,147,000	Bank of America Corp., 4.183%, 11/25/2027	1,120,906	0.8
2,268,000 (2)	Bank of America Corp., 3.248%-4.450%, 04/21/2025-03/05/2029	2,194,229	1.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
618,000 (1)		Barclays Bank PLC, 10.179%, 06/12/2021	$704,392	0.5
836,000 (2)		Barclays PLC, 7.750%, 12/31/2199	840,180	0.6
770,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	765,443	0.5
820,000 (1)		BPCE S.A., 4.625%, 07/11/2024	812,859	0.6
893,000		Citigroup, Inc., 2.900%, 12/08/2021	874,840	0.6
56,000		Citigroup, Inc., 4.125%, 07/25/2028	54,134	0.1
750,000		Citigroup, Inc., 4.450%, 09/29/2027	741,719	0.5
586,000 (1)		Commerzbank AG, 8.125%, 09/19/2023	668,818	0.5
1,200,000		Compass Bank, 3.500%, 06/11/2021	1,194,613	0.8
800,000	(1)(2)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	847,400	0.6
913,000 (1)		Credit Suisse AG, 6.500%, 08/08/2023	976,994	0.7
410,000	(1)(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	412,563	0.3
1,027,000 (1)		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	1,016,789	0.7
1,960,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,915,652	1.3
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	607,478	0.4
373,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	433,674	0.3
501,000 (2)		Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	484,282	0.3
848,000 (2)		Goldman Sachs Group, Inc./The, 2.908%, 06/05/2023	820,979	0.6
302,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	363,478	0.2
780,000 (2)		HSBC Holdings PLC, 3.950%, 05/18/2024	775,195	0.6
752,000 (2)		HSBC Holdings PLC, 4.583%-6.250%, 06/19/2029-12/31/2199	751,862	0.5
500,000 (1)		Intesa Sanpaolo SpA, 5.710%, 01/15/2026	456,598	0.3

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
2,877,000 (2)		JPMorgan Chase & Co., 2.776%-4.250%, 04/25/2023-01/23/2049	$2,755,113	1.9
2,235,000 (2)		Morgan Stanley, 3.125%-4.457%, 05/22/2023-01/22/2047	2,187,949	1.5
600,000	(1)(2)	Nationwide Building Society, 4.125%, 10/18/2032	548,667	0.4
800,000		Old Republic International Corp., 4.875%, 10/01/2024	823,893	0.6
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	103,359	0.0
836,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	832,640	0.6
1,233,000 (2)		Royal Bank of Scotland Group PLC, 5.076%, 01/27/2030	1,237,313	0.9
1,200,000 (2)		Skandinaviska Enskilda Banken AB, 5.750%, 12/31/2199	1,210,349	0.8
1,147,000	(1)(2)	Standard Chartered PLC, 3.885%, 03/15/2024	1,121,645	0.8
983,000 (2)		Synovus Financial Corp., 5.750%, 12/15/2025	1,017,208	0.7
900,000		UBS AG, 5.125%, 05/15/2024	910,897	0.6
751,000		UDR, Inc., 3.500%, 01/15/2028	709,494	0.5
835,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	831,889	0.6
8,600,000		Other Securities	8,453,747	5.9
			44,862,474	31.1
		Industrial: 3.3%
235,000 (1)		Rolls-Royce PLC, 2.375%, 10/14/2020	230,139	0.2
4,724,000		Other Securities	4,535,989	3.1
			4,766,128	3.3
		Technology: 3.8%
1,841,000		Apple, Inc., 3.000%-4.250%, 05/13/2025-02/09/2047	1,800,063	1.2
446,000 (1)		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	475,680	0.3
379,000 (1)		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	472,016	0.3
1,279,000		Microsoft Corp., 3.450%-4.500%, 08/08/2036-02/06/2057	1,294,425	0.9
1,318,000		Oracle Corp., 3.250%-4.000%, 11/15/2027-11/15/2047	1,260,685	0.9
273,000		Other Securities	254,608	0.2
			5,557,477	3.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 12.2%
1,017,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	$960,604	0.7
1,020,000	Dominion Energy, Inc., 2.579%, 07/01/2020	1,007,155	0.7
580,000 (1)	Electricite de France SA, 4.500%, 09/21/2028	571,703	0.4
830,000 (1)	Enel Finance International NV, 4.875%, 06/14/2029	805,371	0.6
920,000	Exelon Corp., 5.150%, 12/01/2020	947,127	0.6
1,046,000	IPALCO Enterprises, Inc., 3.450%-3.700%, 07/15/2020-09/01/2024	1,033,805	0.7
304,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	301,358	0.2
1,130,000	NextEra Energy Capital Holdings, Inc., 2.800%-3.625%, 01/15/2023-06/15/2023	1,104,832	0.8
330,000 (1)	Pacific Gas & Electric Co., 4.650%, 08/01/2028	332,178	0.2
1,076,000	Pacific Gas & Electric Co., 3.300%-6.250%, 06/15/2025-04/15/2042	1,073,016	0.8
834,000	PNM Resources, Inc., 3.250%, 03/09/2021	826,681	0.6
1,170,000	Sempra Energy, 3.550%, 06/15/2024	1,144,502	0.8
733,000	Southern California Edison Co., 3.650%, 03/01/2028	716,453	0.5
948,000	Southern California Edison Co., 3.400%-4.125%, 06/01/2023-03/01/2048	929,890	0.6
5,805,000	Other Securities	5,795,812	4.0
		17,550,487	12.2
	Total Corporate Bonds/Notes (Cost $132,685,884)	130,432,959	90.4
U.S. TREASURY OBLIGATIONS: 6.4%
	U.S. Treasury Bonds: 1.6%
2,369,000	3.125%, 05/15/2048	2,336,796	1.6
	U.S. Treasury Notes: 4.8%
1,048,000	2.750%, 08/31/2023	1,039,014	0.7
3,866,000	2.875%, 08/15/2028	3,807,935	2.6
1,079,000	3.000%, 09/30/2025	1,078,073	0.8
952,000	2.625%-2.750%, 08/31/2020-09/15/2021	948,618	0.7
		6,873,640	4.8
	Total U.S. Treasury Obligations (Cost $9,197,364)	9,210,436	6.4

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
	Total Long-Term Investments (Cost $141,883,248)	$139,643,395	96.8
SHORT-TERM INVESTMENTS: 0.3%
	Securities Lending Collateral(5): 0.3%
405,024	Citibank N.A., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $405,099, collateralized by various U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $413,773, due 01/01/28-06/01/48) (Cost $405,024)	405,024	0.3
	Total Short-Term Investments (Cost $405,024)	405,024	0.3
	Total Investments in Securities (Cost $142,288,272)	$140,048,419	97.1
	Assets in Excess of Other Liabilities	4,186,120	2.9
	Net Assets	$144,234,539	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2018. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2018.

(3)
Security, or a portion of the security, is on loan.

(4)
The grouping contains securities on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$130,432,959	$—	$130,432,959
U.S. Treasury Obligations	—	9,210,436	—	9,210,436
Short-Term Investments	—	405,024	—	405,024
Total Investments, at fair value	$—	$140,048,419	$—	$140,048,419
Other Financial Instruments+
Futures	345,145	—	—	345,145
Total Assets	$345,145	$140,048,419	$—	$140,393,564
Liabilities Table
Other Financial Instruments+
Futures	$(59,619)	$—	$—	$(59,619)
Total Liabilities	$(59,619)	$—	$—	$(59,619)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2018 (Unaudited) (continued)

At September 30, 2018, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	4	12/19/18	$475,125	$(5,103)
U.S. Treasury 2-Year Note	92	12/31/18	19,387,563	(54,516)
			$19,862,688	$(59,619)
Short Contracts:
U.S. Treasury 5-Year Note	(11)	12/31/18	(1,237,242)	10,732
U.S. Treasury Long Bond	(22)	12/19/18	(3,091,000)	63,894
U.S. Treasury Ultra 10-Year Note	(53)	12/19/18	(6,678,000)	122,463
U.S. Treasury Ultra Long Bond	(27)	12/19/18	(4,165,594)	148,056
			$(15,171,836)	$345,145

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$345,145
Total Asset Derivatives		$345,145
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$59,619
Total Liability Derivatives		$59,619

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(434,299)
Total	$(434,299)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$748,620
Total	$748,620

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $142,419,821.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$879,951
Gross Unrealized Depreciation	(2,965,826)
Net Unrealized Depreciation	$(2,085,875)

See Accompanying Notes to Financial Statements
24

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314         (0918-111618)

Semi-Annual Report
September 30, 2018
Classes A, I, P and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

The Path Forward: Keeping an Eye on the Central Banks
Dear Shareholder,
Ten years removed from 2008, it is easy to forget how much of our current investment landscape has been shaped by central banks’ unprecedented response to the global financial crisis. Investors continue to face persistently low yields for traditional fixed income investments and an equity market rally driven by momentum and disconnected from underlying fundamentals. In addition, as we recently witnessed, we believe the added element of uncertainty as policymakers begin to unwind their response has the potential to create volatility.
For almost nine straight months this year, stocks continued to post gains even as bond yields rose in reaction to the Federal Reserve’s slow but steady pace of interest rate hikes. Then, in mid-September, the pattern suddenly changed. Investors became skittish about the implications of higher rates to come, and abruptly began to sell stocks. Why the sudden attitude shift?
Many economists say higher rates generally reflect long-term economic optimism. Strong economic growth, which we believe is the underlying reason why rates are rising, tends to benefit corporate earnings more than higher interest rates may reduce them. Therefore, it is our opinion that periods of rising interest rates generally ought to be supportive of stocks.
On the other hand, rising rates have the ability to disrupt markets: they can affect financial assets by lifting the implicit discount rate of a company’s earnings stream and putting downward pressure on earnings multiples. They can cause bond prices to fall and reign in liquidity. It is important to note, however, that interest rates are comprised of inflation expectations, growth expectations and a term premium. Inflation is not presently a threat, in our opinion.
In our view, stocks have begun reacting differently to bond yields because important risk-return factors may have changed. U.S. bond yields, adjusted for inflation, have been quite stable for more than five years but have become more volatile. Recently, as the yield on the ten-year U.S. Treasury note approached 3.25%, it began to change the relationship between the returns needed to make bonds attractive and the returns needed to make stocks attractive. Though we believe underlying economic strength is supportive, leading to greater optimism about productivity, there are also concerns about the unusual lack of accompanying inflation pressures and a rising Federal budget deficit, which higher interest rates will make more costly to service.
In our view, investors should not take this to mean that the underlying economic conditions have changed, though expectations of future values may be calibrated differently going forward. In our opinion, this is not a reason to shift one’s long-term investment strategy. Commensurate with economic growth are rising interest rates, which are likely to create market volatility, but in light of economic progress, this seems like a good problem to have. In our view, the best response remains to have a plan, diversify and carefully discuss any contemplated portfolio changes with your financial advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 17, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, having suffered its first monthly loss in February after 15 consecutive monthly gains and an all-time high on January 26. Another loss followed in March and by the end of the first quarter of 2018, the Index was down 2.21% in 2018. But for the six-months through September, the Index returned 9.05%, as markets, led by the U.S., seemed to become increasingly immune, with the occasional relapse, to the worries that had set them back. (The Index returned 6.80% for the six-months ended September 30, 2018, measured in U.S. dollars.)
It had been the prospect of an imminent rise in U.S. interest rates that had roiled markets in February. Then, in March, investors found something else to worry about. At the beginning of the month, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which would take effect at the beginning of June.
It was not that worries about a trade war and rising U.S. interest rates then disappeared. On April 4, the White House announced a list of proposed tariffs on $50 billion worth of Chinese imports. The Chinese immediately retaliated with reciprocal tariffs on $50 billion of U.S. imports. To be sure, such developments knocked markets back throughout the period; the President’s stated intention in June to levy a 20% tariff on European car imports and later that month rumors that he wanted to withdraw from the World Trade Organization, hit markets hard. But it didn’t last long. Investors seemed stubbornly skeptical that lasting damage would result.
Interest rate concerns were rooted in the ever-strengthening labor market. The Federal Open Market Committee (“FOMC”) was already committed to policy “normalization”, i.e. a retreat from historically low short-term rates. There was nothing in successive employment reports likely to divert them. The June report announced an unemployment rate of 3.75%, matching the lowest since 1969. Having raised the federal funds rate in March, the FOMC did so again in June and in September, from 2.00% to 2.25%, with another in December now likely.
The pressure on long-term interest rates, driven by inflationary expectations, was less intense. Accelerating wage growth in a tight labor market should constitute an inflationary threat. Wage growth was edging up, and while the 2.9% year-over-year rate shown in the September employment report was the highest since 2009, it did not seem particularly dangerous. The Federal Reserve Board’s preferred measure: core Personal Consumption Expenditures inflation, hovered around the target level of 2.0%, last seen in 2012, but never broke through. Thus the 10-year Treasury yield’s longest period above 3% was the last nine days of September, ending at 3.05%.
The possibility of an inverted yield curve, a good indicator of impending recession, was itself a concern. Indeed the current economic expansion was already nine years old. Perhaps the best days for the economy and markets had already been seen.
But markets remained resilient. The global backdrop was still favorable. Economies outside the U.S. were growing, just not as well as in 2017. In the U.S., demand was strong due to a tight labor market and tax cuts. Corporate profits were high; share buy-backs and dividends were building. U.S. GDP growth accelerated to 4.2% in the second quarter. As the fiscal half-year ended, investors, especially in the U.S., seemed willing to enjoy the good times while they lasted.
In U.S. fixed income markets, the Treasury yield curve rose and flattened over the period. In late August the excess of the 10-year yield over the two-year shrank to just 0.18%, the lowest in over 11 years, before ending September at 0.24%. The Bloomberg Barclays U.S. Aggregate Bond Index slipped 0.14%, the Bloomberg Barclays U.S. Treasury Bond Index 0.49% and the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index 0.02%, amid heavy issuance of BBB paper.
U.S. equities, represented by the S&P 500® Index including dividends, rose 11.41%, ending less than 1% below its September 20 record. The earnings per share of its constituent companies grew by nearly 25% year-over-year in the second quarter, the most since 2010. Health care was the top performer, up 18.08%, followed by consumer discretionary, the sector of Amazon and Netflix, up 17.01%. The financials sector was weakest, up just 1.06%, attributed partly to the flattening yield curve, which puts pressure on margins.
In currencies, the dollar rose 6.37% against the euro, 7.49% against the pound and 6.87% against the yen. From about April, after sustained weakness, dollar strength returned, as strong U.S. economic data increasingly left the rest of the world behind.
International markets were all unnerved by the first quarter’s general upsurge in volatility and the risk of a trade war. Emerging markets equities were also undermined by the renewed strength of the U.S. dollar, which makes U.S. investments generally more attractive than riskier alternatives and raises doubts about the ability of borrowers in emerging markets to service their dollar-denominated debts. Developed markets held up better. MSCI Japan® Index rose 7.59% over the fiscal half-year, mostly in September, with evidence of renewed interest from overseas buyers. MSCI Europe ex UK® Index added 3.94%. Political worries resurfaced in Italy with the election of a populist government, to add to those caused by cooling economic indicators. Banks were particularly hard hit. However, strength in healthcare, energy and software/services tipped the balance in favor of a positive result over all. MSCI UK® Index gained 8.90%, driven by its big global energy and pharmaceuticals constituents.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS and Covered Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index – Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Geographic Diversification as of September 30, 2018 (as a percentage of net assets)
Russia	8.9%
Brazil	8.3%
China	6.6%
Chile	6.3%
Turkey	6.1%
Mexico	6.0%
India	5.5%
Colombia	5.5%
United Arab Emirates	4.8%
Peru	4.7%
Countries between 0.2% – 3.8%^	31.9%
Assets in Excess of Other Liabilities*	5.4%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 21 countries, which each represents 0.2% – 3.8% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2018, the Fund’s Class P shares returned -0.40%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned -0.42% for the same period.
Portfolio Specifics: The Fund modestly outperformed its benchmark for the reporting period. The period was a tale of two halves. During the first half, emerging markets (“EMs”) experienced a sharp sell-off driven by a spike in U.S. Treasury yields, a stronger U.S. dollar and concerns over waning growth outside the United States. The second half saw emerging market assets retrace much of the sell-off as capital flows into EMs rebounded, and concerns dissipated over trade wars and developed market (“DM”) central banks unwinding accommodative policy faster than expected.
The Fund maintained an underweight to EM corporates through the period, as attractive valuations led to a modest off-index allocation to state-owned EM quasi-sovereign debt. From a regional perspective, the Fund maintained overweight allocations to Latin America and Eastern Europe, while maintaining an underweight to Asia and the Middle East. From an industry standpoint, key positioning included an overweight to the oil and gas sector, which
Top Ten Holdings as of September 30, 2018 (as a percentage of net assets)

Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	1.9%
Woori Bank Co. Ltd., 4.750%, 04/30/24	1.8%
Reliance Industries Ltd, 3.667%, 11/30/27	1.7%
KazMunayGas National Co. JSC, 4.750%, 04/19/27	1.6%
Ecopetrol SA, 5.375%, 06/26/26	1.5%
Bank of China Ltd., 5.000%, 11/13/24	1.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/25	1.4%
China Construction Bank Corp., 3.875%, 05/13/25	1.4%
Saudi Government International Bond, 4.000%, 04/17/25	1.3%
Cencosud SA, 5.150%, 02/12/25	1.3%
Portfolio holdings are subject to change daily.
was supported by higher oil prices throughout the period; while keeping an underweight to the banking sector, as funding and currency-exchangeconcerns kept the industry under pressure. Security selection contributed to returns but was offset by detractions from industry allocations. Key contributors to performance included the Fund’s holdings in Russian mining firms and banks, Turkish banks and oil exporters in Kazakhstan. Detractors included overweight positions in Argentinian banks and Israeli utilities.
Current Strategy & Outlook: We believe the growth differential between emerging and developed economies should narrow as EM growth moderates relative to DM growth in the second half of 2018. Strong oil markets have helped exporting countries such as Russia and Colombia, while penalizing those that subsidize gasoline. In our opinion, trade uncertainty remains the dominant issue, but the jury is still out on its real economic impact: exports are showing weakness in some but not all countries. We believe heightened political risks, notably around Brazil’s election, U.S. tariffs against China and international sanctions against Russia, add noise to investor strategies. Even though the economic impact of these concerns has yet to be determined, we believe that investor sentiment will remain subdued until trade tension and sanction risks abate.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

VOYA Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2018 (as a percentage of net assets)

Mexico	8.0%
Indonesia	6.5%
Chile	4.9%
Russia	4.7%
Brazil	4.5%
Argentina	4.5%
Kazakhstan	3.7%
Dominican Republic	3.6%
Panama	3.6%
Turkey	3.1%
Countries between 0.0% – 2.6%^	45.4%
Assets in Excess of Other Liabilities*	7.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 42 countries, which each represents 0.0% – 2.6% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2018, the Fund’s Class P shares returned -1.73% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned -1.32% for the same period.
Portfolio Specifics: The Fund underperformed its benchmark for the reporting period. The period was a tale of two halves. During the first half, emerging markets (“EMs”) experienced a sharp sell-off driven by a spike in U.S. Treasury yields, a stronger U.S. dollar and concerns over waning growth outside the United States. The second half saw emerging market assets retrace much of the sell-off as capital flows into EMs rebounded, and concerns dissipated over trade wars and developed market (“DM”) central banks unwinding accommodative policy faster than expected.
Throughout the period, the Fund maintained an underweight to sovereigns, while holding a bias towards quasi-sovereigns and select corporates. From a regional standpoint, the Fund maintained an overweight to Latin America, while staying underweight Asia due to rich
Top Ten Holdings as of September 30, 2018 (as a percentage of net assets)

Turkey Government International Bond, 7.375%, 02/05/25	1.5%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.4%
Argentine Republic Government International Bond, 6.875%, 01/26/27	1.4%
Indonesia Government International Bond, 8.500%, 10/12/35	1.4%
Brazilian Government International Bond, 2.625%, 01/05/23	1.3%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.2%
Croatia Government International Bond, 5.500%, 04/04/23	1.2%
Lebanon Government International Bond, 6.100%, 10/04/22	1.2%
Petroleos Mexicanos, 6.875%, 08/04/26	1.2%
Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	1.2%
Portfolio holdings are subject to change daily.
valuations. Key country allocations included overweight positions in Mexico, Indonesia, Argentina and Brazil; and underweights in China, Malaysia and the Philippines. Both country and security selection detracted from relative performance, driven largely by positions in Argentina. The Fund’s holdings in Kazakhstan, as well as overweight positions in Mexico and Indonesia, contributed to relative results for the period.
Current Strategy & Outlook: We believe the growth differential between emerging and developed economies should narrow as EM growth moderates relative to DM growth in the second half of 2018. Strong oil markets have helped exporting countries such as Russia and Colombia, while penalizing those that subsidize gasoline. In our opinion, trade uncertainty remains the dominant issue, but the jury is still out on its real economic impact: exports are showing weakness in some but not all countries. We believe heightened political risks, notably around Brazil’s election, U.S. tariffs against China and international sanctions against Russia, add noise to investor strategies. Even though the economic impact of these concerns has yet to be determined, we believe that investor sentiment will remain subdued until trade tension and sanction risks abate.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Geographic Diversification as of September 30, 2018 (as a percentage of net assets)

Mexico	9.8%
Indonesia	9.1%
Colombia	8.8%
Russia	7.2%
Poland	7.0%
Brazil	5.3%
South Africa	4.9%
Turkey	4.9%
Peru	4.7%
Thailand	4.4%
Countries between 0.2% – 4.1%^	16.1%
Assets in Excess of Other Liabilities*	17.8%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 8 countries, which each represents 0.2% – 4.1% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2018, the Fund’s Class P shares returned -12.86% compared to the J.P. Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned -12.06% for the same period.
Portfolio Specifics: The Fund underperformed its benchmark for the reporting period. The period was a tale of two halves. During the first half, emerging markets (“EMs”) experienced a sharp sell-off driven by a spike in U.S. Treasury yields, a stronger U.S. dollar and concerns over waning growth outside the United States. The second half saw emerging market assets retrace much of the sell-off as capital flows into EM rebounded, and concerns dissipated over trade wars and developed market (“DM”) central banks unwinding accommodative policy faster than expected. EM local and foreign exchange markets remained volatile. Still, idiosyncratic concerns in a few vulnerable EM currencies weighed significantly on the broader market.
The Fund’s allocation to Indonesian bonds and the rupiah were the main detractors from relative returns. Solid fundamentals and low inflation were unable to offset heightened currency volatility, which led to an increase in capital
Top Ten Holdings as of September 30, 2018 (as a percentage of net assets)

Mexican Bonos, 6.500%, 06/09/22	4.8%
Republic of Poland Government Bond, 2.500%, 07/25/26	4.0%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4.0%
Thailand Government Bond, 3.650%, 06/20/31	3.5%
Malaysia Government Bond, 3.955%, 09/15/25	3.4%
Colombian TES, 7.500%, 08/26/26	3.1%
Republic of Poland Government Bond, 3.250%, 07/25/25	3.0%
Mexican Bonos, 7.750%, 05/29/31	2.8%
Peru Government Bond, 6.900%, 08/12/37	2.6%
Colombian TES, 11.000%, 07/24/20	2.6%
Portfolio holdings are subject to change daily.
outflows. The Fund’s allocation to the Czech koruna further detracted as the currency weakened through the period along with the euro. The Fund’s short positioning in the Turkish lira and Turkish bonds, as well as the Argentinian peso, were the largest contributors to returns.
Current Strategy & Outlook: We believe the growth differential between emerging and developed economies should narrow as EM growth moderates relative to DM in the second half of 2018. Strong oil markets have helped exporting countries such as Russia and Colombia, while penalizing those that subsidize gasoline. In our opinion, trade uncertainty remains the dominant issue, but the jury is still out on its real economic impact as exports are showing weakness in some but not all countries. We believe heightened political risks, notably around Brazil’s election, U.S. tariffs against China and international sanctions against Russia, add noise to investor strategies. Even though the economic impact of these concerns has yet to be determined, we believe that investor sentiment will remain subdued until trade tension and sanction risks abate.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2018 (as a percentage of net assets)

United States	98.7%
Cayman Islands	0.9%
Ireland	0.3%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, John R. Edwards and Jonathan Abshire, CFA, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2018, the Fund’s P Class shares returned 2.34%, compared to the Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS and Covered Index (the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 0.16% for the same period.
Portfolio Specifics: Over the reporting period, long-term, strategic positioning to more credit-sensitive sectors, such as non-agency residential mortgage-backed securities (“RMBS”) and collateralized loan obligations (“CLOs”), as well as duration, or interest-rate-risk positioning, all contributed significantly to outperformance. Security selection contributed the most to performance, with asset allocation and duration positioning following.
The Fund remained underweight duration relative to the Index for the period. We had anticipated rates would slowly increase as the U.S. Federal Reserve Board (“Fed”) continued on its path of interest rate normalization, following a period of historically low U.S. interest rates. This strategic positioning contributed to relative performance for the reporting period.
We continued to lean in to the credit portion of the securitized universe for opportunities. Securitized credit allocations contributed to outperformance and demonstrated ongoing stability relative to corporate credit and emerging markets. We maintained a strategic underweight to agency mortgages, whose high quality income modestly outperformed U.S. Treasuries for the period. This underweight contributed modestly to outperformance. We also maintained non-agency RMBS allocations where outperformance remained supported by a solid housing market, vibrant U.S. consumer and insulation from global trade concerns.
We broadly maintained asset-backed securities (“ABS”) allocations, including allocations to CLOs to take advantage of underperformance
Top Ten Holdings as of September 30, 2018 (as a percentage of net assets)

Exantas Capital Corp. 2018-RSO6 D Ltd., 4.658%, 06/15/35	1.3%
SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	1.2%
PFP 2017-4 E Ltd., 7.008%, 07/14/35	1.1%
Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, 04/25/28	1.1%
IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.426%, 02/25/46	1.0%
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/46	1.0%
BANK 2017-BNK4 E, 3.357%, 05/15/50	1.0%
SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/41	0.9%
DBJPM 16-C3 E Mortgage Trust, 4.384%, 08/10/49	0.9%
Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/47	0.9%
Portfolio holdings are subject to change daily.
related to supply concerns. The Fund’s ABS outperformed the ABS in the index and the index overall, contributing to relative outperformance. Lastly, we continued to emphasize non-agency commercial mortgage-backed securities (“CMBS”) transactions offering more attractive yields. CMBS sector allocation and security selection added to outperformance for the period. Similar to other securitized segments, CMBS benefited from continued strength in real estate.
The Fund utilized U.S. Treasuries and U.S. Treasury futures to manage duration positioning. For the period, derivatives had a positive impact on the Fund’s performance.
Current Strategy & Outlook: With the fourth quarter in full swing, we expect a fourth rate hike from the Fed at its December meeting and two more hikes over the course of 2019. Once the Fed achieves a positive real Fed funds rate (Fed funds less inflation), we believe monetary policy will become more data dependent in 2019. Inflation risks in our opinion, while biased higher, are unlikely to accelerate even with any pressures related to trade and tariffs. The trade picture, while easing in some respects on the heels of a new trade pact between the United States, Mexico and Canada, in our view, still carries substantial uncertainty with the obvious tail risk stemming from escalating tensions between the U.S. and China.
Against this backdrop, our focus on assets that can withstand downside volatility remains intact. We continue to favor U.S.-centric assets that potentially benefit from the underlying strength of U.S. fundamentals. As a result, we prefer securitized assets to corporate credit. Within securitized, we like floating-rate securities such as CLOs and sectors tied to the U.S., as well as sectors tied to the strengthening housing market such as non-agency RMBS. Additionally, we continue to like CMBS, as the fundamentals of the commercial real estate market remain solid. We expect to remain strategically underweight to duration relative to the Index.

*
Effective June 30, 2018, John R. Edwards and Jonathan Abshire were added as portfolio managers to the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2018*	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2018*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$996.00	0.09%	$0.45	$1,000.00	$1,024.62	0.09%	$0.46
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$977.50	1.15%	$5.70	$1,000.00	$1,019.30	1.15%	$5.82
Class I	1,000.00	978.80	0.87	4.32	1,000.00	1,020.71	0.87	4.41
Class P	1,000.00	982.70	0.11	0.55	1,000.00	1,024.52	0.11	0.56
Class W	1,000.00	977.80	0.90	4.46	1,000.00	1,020.56	0.90	4.56
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$871.40	0.15%	$0.70	$1,000.00	$1,024.32	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,019.50	1.00%	$5.06	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	1,021.00	0.68	3.45	1,000.00	1,021.66	0.68	3.45
Class P	1,000.00	1,023.40	0.05	0.25	1,000.00	1,024.82	0.05	0.25
Class W	1,000.00	1,019.80	0.75	3.80	1,000.00	1,021.31	0.75	3.80

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2018 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$98,952,272	$159,990,887	$57,949,980	$417,230,070
Short-term investments at fair value**	8,503,938	13,638,320	10,573,514	2,583,566
Cash	—	54,130	11,225	8,965
Cash collateral for futures	121,304	229,252	336,924	1,495,161
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	568,000	—
Foreign currencies at value***	—	220,621	24,316	—
Receivables:
Investment securities sold	—	1,415,858	718,375	3,835,477
Fund shares sold	—	29,200	—	738,071
Dividends	17	24	68	64
Interest	1,536,806	2,364,362	901,157	2,579,850
Foreign tax reclaims	—	—	25,522	—
Unrealized appreciation on forward foreign currency contracts	—	6,400	1,445,078	—
Unrealized appreciation on OTC swap agreements	—	—	4,143	—
Variation margin receivable on centrally cleared swaps	—	—	784	—
Prepaid expenses	16,172	34,202	16,161	46,996
Reimbursement due from manager	—	—	12,774	8,405
Other assets	2,616	4,313	2,605	5,233
Total assets	109,133,125	177,987,569	72,735,626	428,531,858
LIABILITIES:
Income distribution payable	—	35,287	—	1,512
Payable for investment securities purchased	—	820,343	298,715	10,101,689
Payable for fund shares redeemed	—	27,203	—	291,779
Payable upon receipt of securities loaned	4,491,751	4,067,013	—	—
Unrealized depreciation on forward foreign currency contracts	—	5,733	1,883,089	—
Payable for investment management fees	—	5,992	—	127,978
Payable for distribution and shareholder service fees	—	1	—	9,548
Payable to trustees under the deferred compensation plan (Note 6)	2,616	4,313	2,605	5,233
Payable for trustee fees	527	865	534	1,923
Other accrued expenses and liabilities	38,749	51,496	65,509	122,630
Total liabilities	4,533,643	5,018,246	2,250,452	10,662,292
NET ASSETS	$104,599,482	$172,969,323	$70,485,174	$417,869,566
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$107,620,662	$187,632,416	$94,499,309	$414,558,060
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	93,530	(129,511)	904,021	(144,054)
Accumulated net realized gain (loss)	(1,131,209)	(7,747,455)	(16,999,459)	679,281
Net unrealized appreciation (depreciation)	(1,983,501)	(6,786,127)	(7,918,697)	2,776,279
NET ASSETS	$104,599,482	$172,969,323	$70,485,174	$417,869,566
+ Including securities loaned at value	$4,379,600	$3,946,237	$—	$—
* Cost of investments in securities	$101,010,850	$166,857,059	$65,418,435	$413,658,154
** Cost of short-term investments	$8,504,736	$13,640,268	$10,575,632	$2,584,000
*** Cost of foreign currencies	$—	$223,252	$26,007	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2018 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$6,117	n/a	$48,026,124
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	663	n/a	4,712,776
Net asset value and redemption price per share†	n/a	$9.23	n/a	$10.19
Maximum offering price per share (2.50%)(1)	n/a	$9.47	n/a	$10.45
Class I
Net assets	n/a	$9,883,327	n/a	$213,760,949
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	1,070,500	n/a	20,946,085
Net asset value and redemption price per share	n/a	$9.23	n/a	$10.21
Class P
Net assets	$104,599,482	$163,076,917	$70,485,174	$155,972,932
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,980,515	17,676,258	10,317,385	15,220,177
Net asset value and redemption price per share	$9.53	$9.23	$6.83	$10.25
Class W
Net assets	n/a	$2,962	n/a	$109,561
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	321	n/a	10,730
Net asset value and redemption price per share	n/a	$9.22	n/a	$10.21

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2018 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$133	$82	$345	$437
Interest, net of foreign taxes withheld*	2,660,662	4,529,446	2,987,325	10,035,029
Securities lending income, net	25,766	14,862	2,179	—
Total investment income	2,686,561	4,544,390	2,989,849	10,035,466
EXPENSES:
Investment management fees	501,624	650,731	428,457	1,156,940
Distribution and shareholder service fees:
Class A	—	9	—	36,450
Transfer agent fees:
Class A	—	23	—	26,078
Class I	—	249	—	39,278
Class P	118	126	51	134
Class W	—	18	—	68
Shareholder reporting expense	1,069	2,481	1,380	7,765
Registration fees	12,637	41,828	14,295	47,331
Professional fees	17,520	22,869	16,965	36,725
Custody and accounting expense	10,344	19,356	87,329	42,838
Trustee fees	2,106	3,461	2,136	7,692
Miscellaneous expense	5,557	7,604	4,333	9,275
Interest expense	415	258	358	4,032
Total expenses	551,390	749,013	555,304	1,414,606
Waived and reimbursed fees	(501,624)	(616,224)	(473,507)	(577,511)
Net expenses	49,766	132,789	81,797	837,095
Net investment income	2,636,795	4,411,601	2,908,052	9,198,371
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(421,047)	46,095	(10,016,285)	(22,810)
Forward foreign currency contracts	—	71,668	(1,458,781)	—
Foreign currency related transactions	—	(17,551)	(288,891)	—
Futures	(173,748)	(144,155)	(8,484)	1,235,010
Swaps	—	—	5,340	—
Net realized gain (loss)	(594,795)	(43,943)	(11,767,101)	1,212,200
Net change in unrealized appreciation (depreciation) on:
Investments	(2,701,403)	(7,684,636)	(6,481,620)	(270,564)
Forward foreign currency contracts	—	(440)	(762,642)	—
Foreign currency related transactions	—	661	(68,015)	—
Futures	183,637	266,263	(1,468)	(1,871,679)
Swaps	—	—	(47,102)	—
Net change in unrealized appreciation (depreciation)	(2,517,766)	(7,418,152)	(7,360,847)	(2,142,243)
Net realized and unrealized loss	(3,112,561)	(7,462,095)	(19,127,948)	(930,043)
Increase (decrease) in net assets resulting from operations	$(475,766)	$(3,050,494)	$(16,219,896)	$8,268,328
* Foreign taxes withheld	$—	$—	$81,869	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
FROM OPERATIONS:
Net investment income	$2,636,795	$5,304,891	$4,411,601	$7,992,427
Net realized gain (loss)	(594,795)	2,177,240	(43,943)	1,769,688
Net change in unrealized appreciation (depreciation)	(2,517,766)	(3,088,178)	(7,418,152)	(2,139,733)
Increase (decrease) in net assets resulting from operations	(475,766)	4,393,953	(3,050,494)	7,622,382
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(141)	(213)
Class I	—	—	(201,691)	(42,377)
Class P	(2,733,283)	(5,285,539)	(4,266,356)	(7,984,559)
Class W	—	—	(65)	(86)
Return of capital:
Class A	—	—	—	(5)
Class I	—	—	—	(3,934)
Class P	—	—	—	(110,327)
Class W	—	—	—	(2)
Total distributions	(2,733,283)	(5,285,539)	(4,468,253)	(8,141,503)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	614,999	140,001	7,653,380	14,765,893
Reinvestment of distributions	2,733,283	5,285,539	4,268,129	8,095,499
	3,348,282	5,425,540	11,921,509	22,861,392
Cost of shares redeemed	(1,986,908)	(999,996)	(4,652,197)	(1,713,580)
Net increase in net assets resulting from capital share transactions	1,361,374	4,425,544	7,269,312	21,147,812
Net increase (decrease) in net assets	(1,847,675)	3,533,958	(249,435)	20,628,691
NET ASSETS:
Beginning of year or period	106,447,157	102,913,199	173,218,758	152,590,067
End of year or period	$104,599,482	$106,447,157	$172,969,323	$173,218,758
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$93,530	$190,018	$(129,511)	$(72,859)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
FROM OPERATIONS:
Net investment income	$2,908,052	$5,804,574	$9,198,371	$13,745,985
Net realized gain (loss)	(11,767,101)	55,688	1,212,200	2,886,130
Net change in unrealized appreciation (depreciation)	(7,360,847)	5,663,511	(2,142,243)	3,269,380
Increase (decrease) in net assets resulting from operations	(16,219,896)	11,523,773	8,268,328	19,901,495
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(649,243)	(75,519)
Class I	—	—	(4,473,805)	(6,009,839)
Class P	(2,551,728)	(4,600,863)	(4,522,046)	(8,095,330)
Class W	—	—	(1,782)	(1,023)
Net realized gains:
Class A	—	—	—	(9,072)
Class I	—	—	—	(505,353)
Class P	—	—	—	(550,274)
Class W	—	—	—	(148)
Total distributions	(2,551,728)	(4,600,863)	(9,646,876)	(15,246,558)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,800,000	15,939,999	117,089,680	74,838,840
Reinvestment of distributions	2,471,517	4,600,863	9,624,816	15,238,240
	12,271,517	20,540,862	126,714,496	90,077,080
Cost of shares redeemed	(40,577,986)	(1,400,018)	(49,550,598)	(28,379,468)
Net increase (decrease) in net assets resulting from capital share transactions	(28,306,469)	19,140,844	77,163,898	61,697,612
Net increase (decrease) in net assets	(47,078,093)	26,063,754	75,785,350	66,352,549
NET ASSETS:
Beginning of year or period	117,563,267	91,499,513	342,084,216	275,731,667
End of year or period	$70,485,174	$117,563,267	$417,869,566	$342,084,216
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$904,021	$547,697	$(144,054)	$304,451

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-18+	9.82	0.24•	(0.28)	(0.04)	0.25	—	—	0.25	—	9.53	(0.40)	1.04	0.09	0.09	4.99	104,599	31
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
Voya Emerging Markets Hard Currency Debt Fund
Class A
09-30-18+	9.64	0.19•	(0.41)	(0.22)	0.19	—	—	0.19	—	9.23	(2.25)	1.94	1.15	1.15	4.09	6	25
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
09-30-18+	9.64	0.20•	(0.41)	(0.21)	0.20	—	—	0.20	—	9.23	(2.12)	0.87	0.87	0.87	4.38	9,883	25
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
09-30-18+	9.64	0.24•	(0.41)	(0.17)	0.24	—	—	0.24	—	9.23	(1.73)	0.86	0.11	0.11	5.12	163,077	25
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
Class W
09-30-18+	9.64	0.20•	(0.41)	(0.21)	0.21	—	—	0.21	—	9.22	(2.22)	1.69	0.90	0.90	4.33	3	25
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-18+	8.03	0.20•	(1.23)	(1.03)	0.17	—	—	0.17	—	6.83	(12.86)	1.04	0.15	0.15	5.43	70,485	32
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund
Class A
09-30-18+	10.22	0.22•	(0.02)	0.20	0.23	—	—	0.23	—	10.19	1.95	1.11	1.00	1.00	4.23	48,026	18
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
09-30-18+	10.24	0.23•	(0.02)	0.21	0.24	—	—	0.24	—	10.21	2.10	0.72	0.68	0.68	4.52	213,761	18
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
09-30-18+	10.29	0.26•	(0.02)	0.24	0.28	—	—	0.28	—	10.25	2.34	0.68	0.05	0.05	5.14	155,973	18
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33
Class W
09-30-18+	10.25	0.23•	(0.03)	0.20	0.24	—	—	0.24	—	10.21	1.98	0.86	0.75	0.75	4.49	110	18
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2018, the maximum amount of loss that Hard Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $6,400 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of September 30, 2018. At September 30, 2018, Hard Currency Debt had not received cash collateral from any counterparty for open OTC derivatives.
As of September 30, 2018, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $1,449,221 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of September 30, 2018. At September 30, 2018, Local Currency Debt had not received cash collateral from any counterparty for open OTC derivatives.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2018, Hard Currency Debt and Local Currency Debt had a liability position of  $5,733 and $1,883,089, respectively on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2018, Hard Currency Debt and Local Currency Debt could have been required to pay this amount in cash to their counterparties. As of September 30, 2018, Local Currency Debt had pledged $568,000 in cash collateral for its open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2018, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2018, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$827,201	$840,593
Local Currency Debt	78,413,185	58,963,301

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at September 30, 2018.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2018, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2018, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$18,550,221	$13,505,360
Hard Currency Debt	17,283,258	11,406,771
Local Currency Debt	2,822,537	736,666
Securitized Credit	70,028,224	121,880,269
Please refer to the tables following each respective Portfolio of Investments for open futures contracts at September 30, 2018.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
During the period ended September 30, 2018, the Funds did not enter into any credit default swaps to buy or sell protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a
Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2018, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $12,955,117.
For the period ended September 30, 2018, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $3,515,144.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2018.
At September 30, 2018, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2018, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$36,891,903	$29,793,402
Hard Currency Debt	45,091,335	40,246,089
Local Currency Debt	27,180,987	50,346,658
Securitized Credit	158,640,088	64,270,850
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$86,029	$85,753
Securitized Credit	10,661,789	881,000
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2018 the Distributor retained the following amounts in sales charges, and the Distributor did not retain any contingent deferred sales charges.
Class A
Initial Sales Charges:
Securitized Credit	$1,080
Contingent Deferred Sales Charges:
Securitized Credit	$6,000
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2018, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Diversified Emerging Markets Debt Fund	Corporate Debt	6.03%
	Local Currency Debt	7.91
Voya Global Bond Portfolio	Corporate Debt	10.10
	Hard Currency Debt	8.99
	Local Currency Debt	16.95
Voya Intermediate Bond Portfolio	Corporate Debt	83.87
	Hard Currency Debt	76.34
	Local Currency Debt	73.26
	Securitized Credit	28.48
Voya Investment Trust Co.	Securitized Credit	7.22
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets”

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class W
Corporate Debt	N/A	N/A	0.15%	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2019	2020	2021	Total
Local Currency Debt	$17,009	$44,671	$83,585	$145,265
Securitized Credit	106,485	111,644	105,735	323,864
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2018 are as follows:
	September 30,
	2019	2020	2021	Total
Hard Currency Debt
Class A	$—	$19	$43	$62
Class W	—	3	29	32
Securitized Credit
Class A	355	244	14,078	14,677
Class I	—	20,003	19,899	39,902
Class P	57	57	—	114
Class W	—	—	76	76
The Expense Limitation Agreement is contractual through August 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 18, 2018, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended September 30, 2018:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	6	$932,000	2.70%
Hard Currency Debt	3	772,000	2.70
Local Currency Debt	3	1,478,000	2.70
Securitized Credit	13	4,023,308	2.70

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2018	62,564	—	285,592	(208,625)	139,531	614,999	—	2,733,283	(1,986,908)	1,361,374
3/31/2018	13,848	—	526,581	(99,900)	440,529	140,001	—	5,285,539	(999,996)	4,425,544
Hard Currency Debt
Class A
9/30/2018	—	—	15	(107)	(92)	—	—	141	(1,000)	(859)
8/1/2017(1) - 3/31/2018	5,529	—	20	(4,794)	755	54,641	—	197	(47,870)	6,968
Class I
9/30/2018	319,274	—	169	(43,084)	276,359	2,987,319	—	1,566	(399,751)	2,589,134
8/1/2017(1) - 3/31/2018	796,318	—	34	(2,210)	794,142	7,826,215	—	328	(21,448)	7,805,095
Class P
9/30/2018	503,635	—	459,597	(459,844)	503,388	4,666,061	—	4,266,357	(4,251,446)	4,680,972
3/31/2018	707,191	—	821,865	(168,806)	1,360,250	6,882,037	—	8,094,886	(1,644,262)	13,332,661
Class W
9/30/2018	—	—	7	—	7	—	—	65	—	65
8/1/2017(1) - 3/31/2018	305	—	9	—*	314	3,000	—	88	—*	3,088
Local Currency Debt
Class P
9/30/2018	1,315,436	—	345,546	(5,988,499)	(4,327,517)	9,800,000	—	2,471,517	(40,577,986)	(28,306,469)
3/31/2018	2,007,613	—	590,749	(174,163)	2,424,199	15,939,999	—	4,600,863	(1,400,018)	19,140,844
Securitized Credit
Class A
9/30/2018	4,364,344	—	63,413	(660,242)	3,767,515	44,511,890	—	647,065	(6,727,589)	38,431,366
3/31/2018	971,195	—	8,255	(64,230)	915,220	9,941,613	—	84,574	(657,509)	9,368,678
Class I
9/30/2018	7,009,045	—	435,790	(2,193,117)	5,251,718	71,601,183	—	4,453,923	(22,396,493)	53,658,613
3/31/2018	5,556,990	—	633,692	(2,594,127)	3,596,555	56,990,611	—	6,506,891	(26,582,930)	36,914,572
Class P
9/30/2018	88,034	—	440,598	(1,985,228)	(1,456,596)	903,427	—	4,522,046	(20,417,516)	(14,992,043)
3/31/2018	766,377	—	838,086	(109,721)	1,494,742	7,863,616	—	8,645,604	(1,139,029)	15,370,191
Class W
9/30/2018	7,160	—	174	(882)	6,452	73,180	—	1,782	(9,000)	65,962
8/1/2017(1) - 3/31/2018	4,164	—	114	—*	4,278	43,000	—	1,171	—*	44,171

*
Amount is less than 0.50 per share or $0.50.

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2018:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,104,247	$(1,104,247)	$—
BNP Paribas	191,728	(191,728)	—
Citigroup Global Markets Limited	479,321	(479,321)	—
Credit Suisse Securities (USA) LLC	422,531	(422,531)	—
Goldman, Sachs & Co. LLC	905,425	(905,425)	—
Jefferies LLC	86,009	(86,009)	—
Morgan Stanley & Co. LLC	691,409	(691,409)	—
UBS AG	498,930	(498,930)	—
Total	$4,379,600	$(4,379,600)	$—

(1)
Collateral with a fair value of  $4,491,751 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$602,486	$(602,486)	$—
Credit Suisse Securities (USA) LLC	1,713,201	(1,713,201)	—
Jefferies LLC	708,672	(708,672)	—
Morgan Stanley & Co. LLC	921,878	(921,878)	—
	$3,946,237	$(3,946,237)	$—

(1)
Collateral with a fair value of  $4,067,013 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended September 30, 2018	Year Ended March 31, 2018
	Ordinary Income	Ordinary Income	Return of Capital
Corporate Debt	$2,733,283	$5,285,539	$—
Hard Currency Debt	4,468,253	8,027,235	114,268
Local Currency Debt	2,551,728	4,600,863	—
Securitized Credit	9,646,876	15,246,558	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2018 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2018 were:
	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Corporate Debt	$191,593	$—	$619,083	$(621,232)	Short-term	None
Hard Currency Debt	—	(10,069)	735,600	(4,744,332)	Short-term	None
				(3,063,862)	Long-term	None
				$(7,808,194)
Local Currency Debt	961,855	—	(1,121,755)	(1,923,875)	Short-term	None
				(3,157,103)	Long-term	None
				$(5,080,978)
Securitized Credit	960,723	—	3,732,638	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2018, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2018, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0416	November 1, 2018	Daily
Hard Currency Debt	A	$0.0323	November 1, 2018	Daily
	I	$0.0341	November 1, 2018	Daily
	P	$0.0404	November 1, 2018	Daily
	W	$0.0339	November 1, 2018	Daily
Local Currency Debt	P	$0.0270	November 1, 2018	Daily
	Class	Per Share Amount	Payable Date	Record Date
Securitized Credit	A	$0.0402	November 1, 2018	Daily
	I	$0.0425	November 1, 2018	Daily
	P	$0.0488	November 1, 2018	Daily
	W	$0.0425	November 1, 2018	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.4%
		Argentina: 2.7%
500,000 (1)		Arcor SAIC, 6.000%, 07/06/2023	$500,625	0.5
1,000,000	(1)(2)(3)	Banco Macro SA, 6.750%, 11/04/2026	840,000	0.8
500,000		YPF SA, 8.750%, 04/04/2024	499,375	0.5
500,000 (1)		YPF SA, 8.500%, 03/23/2021	505,625	0.5
500,000 (1)		YPF SA, 8.750%, 04/04/2024	499,375	0.4
			2,845,000	2.7
		Brazil: 8.3%
750,000	(1)(2)	Banco do Brasil SA/ Cayman, 4.625%, 01/15/2025	692,100	0.7
600,000 (1)		Banco do Brasil SA/ Cayman, 4.875%, 04/19/2023	576,420	0.5
1,000,000 (1)		Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	956,250	0.9
700,000 (1)		Klabin Finance SA, 4.875%, 09/19/2027	620,375	0.6
300,000 (1)		Minerva Luxembourg SA, 5.875%, 01/19/2028	268,215	0.3
500,000 (1)		Minerva Luxembourg SA, 6.500%, 09/20/2026	470,625	0.4
1,000,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	895,250	0.9
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	760,725	0.7
700,000 (1)		Rede D’or Finance Sarl, 4.950%, 01/17/2028	607,250	0.6
1,000,000 (1)		St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	968,750	0.9
300,000 (1)		Suzano Austria GmbH, 7.000%, 03/16/2047	314,334	0.3
1,525,000		Other Securities	1,573,163	1.5
			8,703,457	8.3
		Chile: 6.3%
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%-5.500%, 11/02/2027-11/02/2047	1,307,644	1.2
1,350,000	(1)(2)	Cencosud SA, 5.150%, 02/12/2025	1,346,185	1.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile (continued)
675,000 (1)	Colbun SA, 3.950%, 10/11/2027	$642,938	0.6
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	270,300	0.3
600,000 (1)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	609,654	0.6
500,000	Inversiones CMPC SA, 4.750%, 09/15/2024	509,348	0.5
1,000,000 (1)	SACI Falabella, 3.750%, 10/30/2027	934,900	0.9
450,000	Telefonica Chile SA, 3.875%, 10/12/2022	448,241	0.4
500,000 (1)	Telefonica Chile SA, 3.875%, 10/12/2022	498,046	0.5
		6,567,256	6.3
	China: 6.6%
1,500,000 (2)	Bank of China Ltd., 5.000%, 11/13/2024	1,533,103	1.5
1,500,000 (3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,486,290	1.4
1,000,000	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,003,387	0.9
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	899,846	0.9
2,000,000	Other Securities	1,962,187	1.9
		6,884,813	6.6
	Colombia: 5.5%
1,500,000	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,496,250	1.4
1,540,000	Ecopetrol SA, 5.375%, 06/26/2026	1,590,050	1.5
250,000	Ecopetrol SA, 5.875%, 05/28/2045	248,187	0.3
1,025,000 (1)	Millicom International Cellular SA, 5.125%, 01/15/2028	946,844	0.9
700,000	Millicom International Cellular SA, 6.000%, 03/15/2025	706,559	0.7
750,000	Other Securities	717,000	0.7
		5,704,890	5.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		France: 0.8%
900,000		Altice Financing SA, 7.500%, 05/15/2026	$879,750	0.8
		Ghana: 0.6%
600,000		Other Securities	595,830	0.6
		Hong Kong: 0.2%
200,000		Other Securities	168,314	0.2
		India: 5.5%
1,000,000 (1)		Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	990,308	1.0
500,000	(1)(2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	463,817	0.4
1,000,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	956,905	0.9
2,000,000 (1)		Reliance Industries Ltd, 3.667%, 11/30/2027	1,841,400	1.7
600,000		Vedanta Resources PLC, 7.125%, 05/31/2023	587,250	0.6
1,000,000 (1)		Vedanta Resources PLC, 6.375%, 07/30/2022	966,250	0.9
			5,805,930	5.5
		Indonesia: 2.5%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,192,027	1.1
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	516,369	0.5
1,000,000 (1)		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	938,854	0.9
			2,647,250	2.5
		Israel: 3.8%
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	549,813	0.6
1,000,000 (1)		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	952,750	0.9
850,000 (1)		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	934,681	0.9
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	445,625	0.4
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,041,973	1.0
			3,924,842	3.8
		Jamaica: 1.8%
1,250,000		Digicel Ltd., 6.000%, 04/15/2021	1,164,063	1.1
350,000	(1)(2)	Digicel Ltd., 6.000%, 04/15/2021	325,937	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Jamaica (continued)
500,000	(1)(2)	Digicel Ltd., 6.750%, 03/01/2023	$419,375	0.4
			1,909,375	1.8
		Kazakhstan: 1.9%
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,733,090	1.6
275,000 (1)		KazMunayGas National Co. JSC, 4.750%, 04/24/2025	278,596	0.3
			2,011,686	1.9
		Kuwait: 0.9%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	984,250	0.9
		Malaysia: 0.9%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	979,832	0.9
		Mauritius: 0.7%
700,000		Other Securities	719,615	0.7
		Mexico: 6.0%
800,000	(1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 12/31/2199	812,000	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	255,000	0.3
600,000 (1)		Cemex SAB de CV, 5.700%, 01/11/2025	612,000	0.6
500,000 (1)		Cemex SAB de CV, 7.750%, 04/16/2026	548,125	0.5
500,000	(1)(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	503,750	0.5
680,000 (1)		Mexichem SAB de CV, 4.000%, 10/04/2027	629,850	0.6
1,000,000		Mexico City Airport Trust, 4.250%, 10/31/2026	943,750	0.9
625,000 (1)		Sigma Finance Netherlands BV, 4.875%, 03/27/2028	615,594	0.6
1,250,000		Other Securities	1,307,237	1.2
			6,227,306	6.0
		Morocco: 1.9%
500,000 (1)		OCP SA, 4.500%, 10/22/2025	481,875	0.5
1,450,000		OCP SA, 5.625%-6.875%, 04/25/2024-04/25/2044	1,524,357	1.4
			2,006,232	1.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama: 1.0%
1,050,000 (1)	Multibank, Inc., 4.375%, 11/09/2022	$1,042,125	1.0
	Peru: 4.7%
1,250,000 (3)	Banco de Credito del Peru/Panama, 6.125%-6.875%, 09/16/2026-04/24/2027	1,330,500	1.3
1,300,000 (1)	Cementos Pacasmayo SAA, 4.500%, 02/08/2023	1,293,513	1.2
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	465,000	0.4
300,000	Inretail Pharma SA, 5.375%, 05/02/2023	304,500	0.3
700,000 (1)	Inretail Pharma SA, 5.375%, 05/02/2023	710,500	0.7
775,000	Other Securities	855,075	0.8
		4,959,088	4.7
	Philippines: 1.1%
1,000,000	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,185,177	1.1
	Russia: 8.9%
800,000	Evraz Group SA, 8.250%, 01/28/2021	844,800	0.8
1,250,000	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/2022	1,225,350	1.2
1,100,000	Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	1,138,325	1.1
1,900,000	Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/2022	2,004,853	1.9
250,000 (1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	232,212	0.2
500,000	Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	494,566	0.5
1,000,000 (3)	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/2024	999,000	0.9
400,000 (1)	VEON Holdings BV, 4.950%, 06/16/2024	383,984	0.4
1,000,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	979,549	1.0
1,000,000	Other Securities	968,671	0.9
		9,271,310	8.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Singapore: 1.8%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	$895,466	0.8
1,000,000	(1)(3)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,003,043	1.0
			1,898,509	1.8
		South Africa: 2.6%
1,000,000 (2)		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,012,900	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	398,279	0.4
750,000 (1)		Growthpoint Properties International Pty Ltd., 5.872%, 05/02/2023	757,567	0.7
550,000		Other Securities	545,875	0.5
			2,714,621	2.6
		South Korea: 1.8%
1,925,000 (1)		Woori Bank Co. Ltd., 4.750%, 04/30/2024	1,928,022	1.8
		Thailand: 2.0%
775,000 (1)		Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	777,048	0.8
1,000,000	(1)(3)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	966,506	0.9
313,000	(1)(3)	PTTEP Treasury Center Co. Ltd., 4.875%, 12/31/2199	314,956	0.3
			2,058,510	2.0
		Turkey: 6.1%
500,000 (1)		QNB Finansbank AS/ Turkey, 4.875%, 05/19/2022	463,950	0.4
800,000 (1)		Tupras Turkiye Petrol Rafinerileri AS, 4.500%, 10/18/2024	706,360	0.7
1,500,000		Turkiye Garanti Bankasi AS, 5.250%-5.875%, 09/13/2022-03/16/2023	1,388,931	1.3
1,575,000		Turkiye Is Bankasi AS, 5.000%-5.500%, 06/25/2021-04/21/2022	1,352,436	1.3
1,000,000 (1)		Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	890,922	0.9
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/2018	996,440	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey (continued)
600,000 (1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	$545,070	0.5
		6,344,109	6.1
	United Arab Emirates: 4.8%
1,000,000 (1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	989,800	1.0
1,000,000	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,063,285	1.0
700,000	DP World Ltd., 6.850%, 07/02/2037	804,531	0.8
1,050,000 (3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,047,375	1.0
1,070,000	Other Securities	1,075,572	1.0
		4,980,563	4.8
	Zambia: 0.7%
750,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	716,250	0.7
	Total Corporate Bonds/Notes (Cost $98,698,287)	96,663,912	92.4
FOREIGN GOVERNMENT BONDS: 2.2%
	Indonesia: 0.5%
500,000	Other Securities	498,750	0.5
	Nigeria: 0.4%
400,000	Other Securities	386,270	0.4
	Saudi Arabia: 1.3%
1,400,000 (1)	Saudi Government International Bond, 4.000%, 04/17/2025	1,403,340	1.3
	Total Foreign Government Bonds (Cost $2,312,563)	2,288,360	2.2
	Total Long-Term Investments (Cost $101,010,850)	98,952,272	94.6
SHORT-TERM INVESTMENTS: 8.1%
	Commercial Paper: 3.7%
700,000	Autozone, Inc., 4.040%, 10/03/2018	699,768	0.7
1,100,000	Comcast Corp., 3.010%, 10/09/2018	1,099,185	1.0
1,000,000	DowDuPont, Inc., 3.980%, 10/03/2018	999,673	1.0
1,100,000	Duke Energy, 3.640%, 10/04/2018	1,099,561	1.0
		3,898,187	3.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): 4.3%
1,066,869	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,088,206, due 10/25/18-08/20/68)	$1,066,869	1.0
1,066,869	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,088,206, due 10/25/18-09/09/49)	1,066,869	1.1
224,275	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $224,316, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $228,761, due 05/23/19-09/09/49)	224,275	0.2
1,066,869	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,088,206, due 09/30/18-08/20/68)	1,066,869	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,066,869	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,067,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,088,206, due 10/04/18-09/09/49)	$1,066,869	1.0
		4,491,751	4.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
114,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $114,000)	114,000	0.1
	Total Short-Term Investments (Cost $8,504,736)	8,503,938	8.1
	Total Investments in Securities (Cost $109,515,586)	$107,456,210	102.7
	Liabilities in Excess of Other Assets	(2,856,728)	(2.7)
	Net Assets	$104,599,482	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2018.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financial	29.6%
Energy	18.5
Basic Materials	15.2
Communications	9.4
Consumer, Non-cyclical	7.4
Utilities	6.8
Industrial	4.6
Foreign Government Bonds	2.2
Consumer, Cyclical	0.9
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$96,663,912	$—	$96,663,912
Foreign Government Bonds	—	2,288,360	—	2,288,360
Short-Term Investments	114,000	8,389,938	—	8,503,938
Total Investments, at fair value	$114,000	$107,342,210	$—	$107,456,210

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Other Financial Instruments+
Futures	255,724	—	—	255,724
Total Assets	$369,724	$107,342,210	$—	$107,711,934
Liabilities Table
Other Financial Instruments+
Futures	$(179,849)	$—	$—	$(179,849)
Total Liabilities	$(179,849)	$—	$—	$(179,849)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	29	12/31/18	$6,111,297	$(18,179)
U.S. Treasury 5-Year Note	70	12/31/18	7,873,359	(69,041)
U.S. Treasury Ultra Long Bond	16	12/19/18	2,468,500	(92,629)
			$16,453,156	$(179,849)
Short Contracts:
U.S. Treasury 10-Year Note	(24)	12/19/18	(2,850,750)	37,487
U.S. Treasury Long Bond	(14)	12/19/18	(1,967,000)	55,879
U.S. Treasury Ultra 10-Year Note	(75)	12/19/18	(9,450,000)	162,358
			$(14,267,750)	$255,724

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$255,724
Total Asset Derivatives		$255,724
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$179,849
Total Liability Derivatives		$179,849

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(173,748)
Total	$(173,748)

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$183,637
Total	$183,637

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $109,538,530.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,170,295
Gross Unrealized Depreciation	(3,176,740)
Net Unrealized Depreciation	$(2,006,445)

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.3%
		Brazil: 3.2%
1,000,000	(1)(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	$922,800	0.5
1,000,000 (2)		Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	960,700	0.6
500,000 (2)		Klabin Finance SA, 4.875%, 09/19/2027	443,125	0.2
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,119,062	0.7
2,000,000		Petrobras Global Finance BV, 7.375%-8.750%, 05/23/2026-01/17/2027	2,111,300	1.2
			5,556,987	3.2
		Chile: 4.1%
1,500,000 (2)		Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,388,545	0.8
1,250,000 (2)		Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	1,219,263	0.7
2,000,000 (2)		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,905,547	1.1
750,000 (2)		Empresa Nacional del Petroleo, 4.500%, 09/14/2047	675,750	0.4
1,500,000 (2)		SACI Falabella, 3.750%, 10/30/2027	1,402,350	0.8
500,000		Other Securities	477,250	0.3
			7,068,705	4.1
		China: 1.3%
1,300,000 (2)		Tencent Holdings Ltd., 3.595%, 01/19/2028	1,231,368	0.7
1,000,000		Other Securities	1,007,430	0.6
			2,238,798	1.3
		Croatia: 0.6%
975,000 (2)		Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,025,992	0.6
		Georgia: 0.6%
1,000,000 (2)		Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,030,246	0.6
		Indonesia: 2.6%
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	745,017	0.4
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,236,321	0.7
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	704,140	0.4
2,000,000 (2)		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,877,708	1.1
			4,563,186	2.6
		Israel: 0.8%
1,500,000 (2)		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,429,125	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Kazakhstan: 1.8%
1,500,000 (2)		KazMunayGas National Co. JSC, 6.375%, 10/24/2048	$1,578,870	0.9
1,500,000		KazMunayGas National Co. JSC, 4.750%-5.750%, 04/19/2027-04/19/2047	1,499,089	0.9
			3,077,959	1.8
		Mexico: 6.9%
1,000,000	(2)(3)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/2026	978,750	0.6
2,000,000 (2)		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,975,000	1.1
500,000 (2)		Cemex SAB de CV, 7.750%, 04/16/2026	548,125	0.3
1,000,000 (2)		Mexico City Airport Trust, 4.250%, 10/31/2026	943,750	0.6
500,000 (2)		Mexico City Airport Trust, 5.500%, 10/31/2046	442,500	0.3
1,000,000 (2)		Mexico City Airport Trust, 5.500%, 07/31/2047	897,500	0.5
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/2026	1,406,250	0.8
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,114,800	1.2
2,721,000		Petroleos Mexicanos, 4.875%-6.750%, 01/18/2024-09/21/2047	2,636,261	1.5
			11,942,936	6.9
		Panama: 0.6%
1,000,000 (2)		Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,037,500	0.6
		Peru: 1.4%
500,000 (2)		Kallpa Generacion SA, 4.125%, 08/16/2027	465,000	0.3
1,000,000 (2)		Petroleos del Peru SA, 5.625%, 06/19/2047	996,260	0.6
1,000,000		Other Securities	972,500	0.5
			2,433,760	1.4
		Russia: 2.4%
750,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	776,131	0.5
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,633,105	0.9
300,000 (2)		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	288,195	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
1,500,000	Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	$1,459,095	0.8
		4,156,526	2.4
	South Africa: 0.9%
1,000,000 (2)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	997,870	0.6
500,000 (2)	Transnet SOC Ltd., 4.000%, 07/26/2022	469,867	0.3
		1,467,737	0.9
	Thailand: 0.5%
925,000 (2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	927,445	0.5
	Trinidad And Tobago: 0.1%
250,000	Other Securities	223,608	0.1
	Turkey: 0.1%
250,000 (2)	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	208,641	0.1
	Venezuela: 0.4%
2,750,000 (4)	Other Securities	615,625	0.4
	Total Corporate Bonds/Notes (Cost $51,540,481)	49,004,776	28.3
U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Notes: 0.0%
18,000	Other Securities	17,136	0.0
	Total U.S. Treasury Obligations (Cost $18,000)	17,136	0.0
FOREIGN GOVERNMENT BONDS: 64.2%
	Angola: 0.3%
500,000 (2)	Angolan Government International Bond, 9.500%, 11/12/2025	568,522	0.3
	Argentina: 4.5%
2,000,000 (1)	Argentine Republic Government International Bond, 6.625%, 07/06/2028	1,647,500	0.9
2,750,000	Argentine Republic Government International Bond, 6.875%, 01/26/2027	2,344,375	1.4
1,500,000	Argentine Republic Government International Bond, 7.125%, 07/06/2036	1,200,937	0.7
1,500,000	Argentine Republic Government International Bond, 7.500%, 04/22/2026	1,338,750	0.8
701,019 (5)	Argentine Republic Government International Bond, 8.280%, 12/31/2033	636,175	0.4
700,000	Other Securities	546,875	0.3
		7,714,612	4.5
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Armenia: 0.5%
751,000 (2)	Republic of Armenia International Bond, 6.000%, 09/30/2020	$766,621	0.5
	Azerbaijan: 0.3%
500,000	Other Securities	508,396	0.3
	Belarus: 0.4%
700,000	Other Securities	678,633	0.4
	Brazil: 1.3%
2,500,000	Brazilian Government International Bond, 2.625%, 01/05/2023	2,295,625	1.3
	Chile: 0.8%
1,500,000	Chile Government International Bond, 3.860%, 06/21/2047	1,429,875	0.8
	Colombia: 2.6%
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	1,750,000	1.0
1,500,000	Colombia Government International Bond, 8.125%, 05/21/2024	1,805,625	1.1
900,000	Colombia Government International Bond, 2.625%-6.125%, 03/15/2023-01/18/2041	948,650	0.5
		4,504,275	2.6
	Costa Rica: 0.9%
1,700,000 (2)	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/2023-04/30/2043	1,464,754	0.9
	Croatia: 1.5%
2,025,000	Croatia Government International Bond, 5.500%, 04/04/2023	2,145,694	1.2
500,000 (2)	Croatia Government International Bond, 5.500%, 04/04/2023	529,801	0.3
		2,675,495	1.5
	Dominican Republic: 3.6%
750,000	Dominican Republic International Bond, 5.875%, 04/18/2024	775,875	0.4
1,500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,529,025	0.9
1,500,000 (2)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,509,375	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Dominican Republic (continued)
750,000 (2)		Dominican Republic International Bond, 6.600%, 01/28/2024	$794,467	0.5
1,500,000 (2)		Dominican Republic International Bond, 6.875%, 01/29/2026	1,604,910	0.9
			6,213,652	3.6
		Ecuador: 2.2%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,066,250	0.6
2,000,000		Republic of Ecuador, 7.875%, 01/23/2028	1,805,650	1.0
1,000,000		Republic of Ecuador, 8.875%, 10/23/2027	951,825	0.6
			3,823,725	2.2
		Egypt: 2.0%
750,000 (2)		Egypt Government International Bond, 5.875%, 06/11/2025	718,341	0.4
2,700,000		Egypt Government International Bond, 6.125%-8.500%, 01/31/2022-01/31/2047	2,728,178	1.6
			3,446,519	2.0
		El Salvador: 0.6%
1,000,000	(1)(2)	El Salvador Government International Bond, 6.375%, 01/18/2027	940,000	0.6
		Gabon: 0.3%
500,000 (2)		Gabonese Republic, 6.375%, 12/12/2024	474,450	0.3
		Honduras: 0.6%
1,000,000		Other Securities	1,031,350	0.6
		Hungary: 2.0%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/2023	1,326,216	0.7
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	699,597	0.4
1,500,000 (2)		Magyar Export-Import Bank Zrt, 4.000%, 01/30/2020	1,507,235	0.9
			3,533,048	2.0
		Indonesia: 3.9%
500,000 (2)		Indonesia Government International Bond, 4.125%, 01/15/2025	493,035	0.3
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,277,836	0.7
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia (continued)
1,700,000	Indonesia Government International Bond, 8.500%, 10/12/2035	$2,332,087	1.4
1,750,000 (2)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,692,250	1.0
1,000,000	Other Securities	970,470	0.5
		6,765,678	3.9
	Ivory Coast: 1.2%
2,266,250 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,148,450	1.2
	Jamaica: 1.4%
1,750,000	Jamaica Government International Bond, 6.750%, 04/28/2028	1,905,312	1.1
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	577,565	0.3
		2,482,877	1.4
	Kazakhstan: 1.9%
750,000 (2)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	741,740	0.5
2,000,000 (2)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,469,394	1.4
		3,211,134	1.9
	Kenya: 0.9%
500,000 (2)	Kenya Government International Bond, 6.875%, 06/24/2024	502,300	0.3
1,000,000	Other Securities	972,315	0.6
		1,474,615	0.9
	Lebanon: 2.1%
2,470,000	Lebanon Government International Bond, 6.100%, 10/04/2022	2,116,074	1.2
2,000,000	Lebanon Government International Bond, 6.850%, 03/23/2027	1,579,920	0.9
		3,695,994	2.1
	Mexico: 1.1%
2,000,000	Mexico Government International Bond, 4.000%-4.350%, 10/02/2023-01/15/2047	1,917,935	1.1
	Morocco: 1.0%
1,500,000	Morocco Government International Bond, 4.250%, 12/11/2022	1,505,250	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Morocco (continued)
250,000 (2)	Morocco Government International Bond, 5.500%, 12/11/2042	$263,080	0.1
		1,768,330	1.0
	Namibia: 0.6%
1,000,000	Other Securities	1,019,560	0.6
	Nigeria: 1.5%
1,500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	1,448,513	0.9
550,000	Nigeria Government International Bond, 7.875%, 02/16/2032	564,778	0.3
500,000	Other Securities	491,310	0.3
		2,504,601	1.5
	Oman: 0.7%
1,250,000 (2)	Oman Government International Bond, 5.375%-6.500%, 03/08/2027-03/08/2047	1,201,860	0.7
	Pakistan: 0.6%
1,000,000	Other Securities	972,540	0.6
	Panama: 3.0%
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,567,512	0.9
3,600,000	Panama Government International Bond, 3.875%-4.500%, 09/22/2024-04/29/2053	3,582,030	2.1
		5,149,542	3.0
	Paraguay: 1.2%
1,100,000	Paraguay Government International Bond, 4.625%, 01/25/2023	1,112,375	0.6
1,000,000	Other Securities	997,500	0.6
		2,109,875	1.2
	Peru: 0.6%
861,000	Other Securities	1,024,159	0.6
	Philippines: 1.3%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	920,932	0.5
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,351,615	0.8
		2,272,547	1.3
	Poland: 2.0%
1,750,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,701,455	1.0
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Poland (continued)
1,750,000	Republic of Poland Government International Bond, 3.000%-5.125%, 04/21/2021-03/17/2023	$1,784,130	1.0
		3,485,585	2.0
	Romania: 1.1%
500,000 (2)	Romanian Government International Bond, 4.375%, 08/22/2023	507,136	0.3
1,368,000	Romanian Government International Bond, 5.125%-6.750%, 02/07/2022-06/15/2048	1,428,795	0.8
		1,935,931	1.1
	Russia: 2.3%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	1,053,930	0.6
2,000,000	Russian Foreign Bond – Eurobond, 4.750%, 05/27/2026	2,001,724	1.2
1,000,000	Other Securities	961,087	0.5
		4,016,741	2.3
	Senegal: 0.4%
800,000	Other Securities	748,861	0.4
	South Africa: 1.0%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,797,974	1.0
	Sri Lanka: 1.4%
500,000 (2)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	492,516	0.3
2,000,000 (2)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,973,290	1.1
		2,465,806	1.4
	Tanzania: 0.1%
166,670	Tanzania Government International Bond, 8.544%, (US0003M + 6.000%), 03/09/2020	170,273	0.1
	Turkey: 3.0%
400,000 (2)	Export Credit Bank of Turkey, 4.250%, 09/18/2022	350,140	0.2
1,500,000	Turkey Government International Bond, 4.875%, 10/09/2026	1,289,811	0.7
2,500,000	Turkey Government International Bond, 7.375%, 02/05/2025	2,531,275	1.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey (continued)
1,250,000		Turkey Government International Bond, 5.125%-5.750%, 02/17/2028-05/11/2047	$1,013,775	0.6
			5,185,001	3.0
		Ukraine: 2.4%
1,025,000		Ukraine Government International Bond, 7.375%, 09/25/2032	889,188	0.5
700,000	(2)(3)	Ukraine Government International Bond, 0.000%, 05/31/2040	371,098	0.2
441,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2020	445,410	0.3
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2021	349,449	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2022	346,713	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2023	340,594	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2024	336,494	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2025	330,238	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2026	326,114	0.2
346,000 (2)		Ukraine Government International Bond, 7.750%, 09/01/2027	322,558	0.2
			4,057,856	2.4
		Uruguay: 1.9%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,786,094	1.1
1,175,000		Uruguay Government International Bond, 4.500%-8.000%, 11/18/2022-03/21/2036	1,402,693	0.8
			3,188,787	1.9
		Venezuela: 0.2%
1,250,000 (4)		Other Securities	345,875	0.2
		Vietnam: 0.5%
850,000		Other Securities	883,482	0.5
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Zambia: 0.5%
1,250,000 (2)	Zambia Government International Bond, 8.500%-8.970%, 04/14/2024-07/30/2027	$897,554	0.5
	Total Foreign Government Bonds (Cost $115,298,578)	110,968,975	64.2
	Total Long-Term Investments (Cost $166,857,059)	159,990,887	92.5
SHORT-TERM INVESTMENTS: 7.9%
	Commercial Paper: 5.4%
1,700,000	Autozone, Inc., 4.040%, 10/03/2018	1,699,436	1.0
1,700,000	Comcast Corp., 3.010%, 10/09/2018	1,698,740	1.0
1,375,000	DowDuPont, Inc., 3.980%, 10/03/2018	1,374,550	0.8
1,700,000	Duke Energy, 3.640%, 10/04/2018	1,699,322	1.0
1,250,000	Waste Management, Inc., 7.130%, 10/01/2018	1,249,756	0.7
1,700,000	Whirlpool Corp., 2.920%, 10/11/2018	1,698,503	0.9
		9,420,307	5.4
	Securities Lending Collateral(6): 2.4%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/18-08/20/68)	1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 10/25/18-09/09/49)	1,000,000	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6) (continued)
67,013	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $67,025, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $68,353, due 07/15/19-02/15/44)	$67,013	0.0
1,000,000	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 09/30/18-08/20/68)	1,000,000	0.6
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,000,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/04/18-09/09/49)	1,000,000	0.6
		4,067,013	2.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
151,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $151,000)	151,000	0.1
	Total Short-Term Investments (Cost $13,640,268)	13,638,320	7.9

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $180,497,327)	$173,629,207	100.4
Liabilities in Excess of Other Assets	(659,884)	(0.4)
Net Assets	$172,969,323	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2018.

(4)
The grouping contains securities in default.

(5)
Defaulted security

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
US0003M
3-month LIBOR

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	64.2%
Energy	13.2
Financial	4.7
Utilities	4.1
Industrial	2.5
Basic Materials	2.3
Consumer, Cyclical	0.8
Communications	0.7
U.S. Treasury Obligations	0.0
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$49,004,776	$—	$49,004,776
U.S. Treasury Obligations	—	17,136	—	17,136
Foreign Government Bonds	—	110,968,975	—	110,968,975
Short-Term Investments	151,000	13,487,320	—	13,638,320
Total Investments, at fair value	$151,000	$173,478,207	$—	$173,629,207
Other Financial Instruments+
Forward Foreign Currency Contracts	—	6,400	—	6,400
Futures	170,477	—	—	170,477
Total Assets	$321,477	$173,484,607	$—	$173,806,084
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,733)	$—	$(5,733)
Futures	(89,916)	—	—	(89,916)
Total Liabilities	$(89,916)	$(5,733)	$—	$(95,649)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 706,553	USD 827,201	BNP Paribas	10/19/18	$(5,733)
USD 823,966	EUR 703,197	JPMorgan Chase Bank N.A.	10/19/18	6,400
				$667

At September 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	51	12/31/18	$10,747,453	$(30,173)
U.S. Treasury 5-Year Note	38	12/31/18	4,274,109	(31,658)
U.S. Treasury Ultra Long Bond	7	12/19/18	1,079,969	(28,085)
			$16,101,531	$(89,916)
Short Contracts:
U.S. Treasury 10-Year Note	(5)	12/19/18	(593,906)	4,888
U.S. Treasury Long Bond	(9)	12/19/18	(1,264,500)	11,513
U.S. Treasury Ultra 10-Year Note	(75)	12/19/18	(9,450,000)	154,076
			$(11,308,406)	$170,477

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,400
Interest rate contracts	Net Assets — Unrealized appreciation*	170,477
Total Asset Derivatives		$176,877
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,733
Interest rate contracts	Net Assets — Unrealized depreciation*	89,916
Total Liability Derivatives		$95,649

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$71,668	$—	$71,668
Interest rate contracts	—	(144,155)	(144,155)
Total	$71,668	$(144,155)	$(72,487)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(440)	$—	$(440)
Interest rate contracts	—	266,263	266,263
Total	$(440)	$266,263	$265,823

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:
	BNP Paribas	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$—	$6,400	$6,400
Total Assets	$—	$6,400	$6,400
Liabilities:
Forward foreign currency contracts	$5,733	$—	$5,733
Total Liabilities	$5,733	$—	$5,733
Net OTC derivative instruments by counterparty, at fair value	$(5,733)	$6,400	$667
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(5,733)	$6,400	$667

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Hard Currency Debt Fund	as of September 30, 2018 (Unaudited) (continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $180,809,058.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,961,773
Gross Unrealized Depreciation	(9,836,379)
Net Unrealized Depreciation	$(6,874,606)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS:82.2%
	Argentina: 0.3%
ARS11,166,000	Argentine Bonos del Tesoro, 18.200%, 10/03/2021	$216,344	0.3
	Brazil: 5.3%
BRL11,718,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	2,819,217	4.0
BRL2,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	548,367	0.8
BRL1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	371,448	0.5
		3,739,032	5.3
	Chile: 2.8%
CLP115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	175,000	0.2
CLP1,195,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,820,271	2.6
		1,995,271	2.8
	Colombia: 8.8%
COP3,743,500,000	Colombian TES, 6.000%, 04/28/2028	1,188,393	1.7
COP2,700,000,000	Colombian TES, 7.000%, 05/04/2022	951,282	1.4
COP6,161,700,000	Colombian TES, 7.500%, 08/26/2026	2,190,583	3.1
COP4,971,000,000	Colombian TES, 11.000%, 07/24/2020	1,853,446	2.6
		6,183,704	8.8
	Dominican Republic: 0.2%
DOP8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	159,402	0.2
	Hungary: 2.2%
HUF91,060,000	Hungary Government Bond, 6.000%, 11/24/2023	383,843	0.6
HUF273,000,000	Hungary Government Bond, 7.000%, 06/24/2022	1,153,651	1.6
		1,537,494	2.2
	Indonesia: 9.1%
IDR18,872,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2022	1,240,579	1.8
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia (continued)
IDR8,959,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	$557,927	0.8
IDR9,248,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	559,479	0.8
IDR15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	988,951	1.4
IDR17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2024	1,157,556	1.6
IDR18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,199,363	1.7
IDR9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	734,646	1.0
		6,438,501	9.1
	Malaysia: 4.1%
MYR9,873,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,379,401	3.4
MYR2,000,000	Malaysia Government Bond, 4.181%, 07/15/2024	489,215	0.7
		2,868,616	4.1
	Mexico: 9.8%
MXN65,182,200	Mexican Bonos, 6.500%, 06/09/2022	3,346,082	4.8
MXN37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,984,268	2.8
MXN7,861,000	Mexican Bonos, 8.500%, 11/18/2038	437,278	0.6
MXN18,220,000	Mexican Bonos, 10.000%, 11/20/2036	1,151,938	1.6
		6,919,566	9.8
	Peru: 4.7%
PEN4,650,000	Peru Government Bond, 6.350%, 08/12/2028	1,483,103	2.1
PEN5,776,000	Peru Government Bond, 6.900%, 08/12/2037	1,860,188	2.6
		3,343,291	4.7
	Poland: 7.0%
PLN10,877,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	2,828,557	4.0
PLN7,571,000	Republic of Poland Government Bond, 3.250%, 07/25/2025	2,093,278	3.0
		4,921,835	7.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Romania: 2.4%
RON3,370,000	Romania Government Bond, 3.250%, 04/29/2024	$792,134	1.1
RON3,760,000	Romania Government Bond, 3.400%, 03/08/2022	912,608	1.3
		1,704,742	2.4
	Russia: 7.2%
RUB77,670,000	Russian Federal Bond – OFZ, 7.500%, 08/18/2021	1,176,178	1.7
RUB41,718,000	Russian Federal Bond – OFZ, 7.600%, 07/20/2022	629,802	0.9
RUB102,964,000	Russian Federal Bond – OFZ, 7.750%, 09/16/2026	1,521,405	2.1
RUB115,420,000	Russian Federal Bond – OFZ, 8.150%, 02/03/2027	1,740,261	2.5
		5,067,646	7.2
	South Africa: 4.9%
ZAR22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR12,247,000	Republic of South Africa Government Bond, 8.000%, 01/31/2030	782,994	1.1
ZAR25,439,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	1,601,681	2.3
ZAR16,235,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,058,411	1.5
		3,443,087	4.9
	Supranational: 3.7%
TRY1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	175,362	0.2
ZAR6,900,000	European Investment Bank, 8.125%, 12/21/2026	474,057	0.7
ZAR10,735,000	European Investment Bank, 8.375%, 07/29/2022	763,469	1.1
TRY2,000,000	European Investment Bank, 9.125%, 10/07/2020	268,116	0.4
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Supranational (continued)
ZAR12,460,000	European Investment Bank, 9.000%, 03/31/2021	$899,575	1.3
		2,580,579	3.7
	Thailand: 4.4%
THB21,591,000	Thailand Government Bond, 2.125%, 12/17/2026	642,445	0.9
THB75,122,000	Thailand Government Bond, 3.650%, 06/20/2031	2,472,504	3.5
		3,114,949	4.4
	Turkey: 4.9%
TRY7,600,000	Turkey Government Bond, 9.500%, 01/12/2022	905,437	1.3
TRY760,000	Turkey Government Bond, 10.500%, 01/15/2020	107,859	0.2
TRY1,987,000	Turkey Government Bond, 10.600%, 02/11/2026	225,859	0.3
TRY12,574,000	Turkey Government Bond, 11.000%, 03/02/2022	1,543,857	2.2
TRY5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	636,891	0.9
		3,419,903	4.9
	Uruguay: 0.4%
UYU10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	296,018	0.4
	Total Foreign Government Bonds (Cost $65,418,435)	57,949,980	82.2
SHORT-TERM INVESTMENTS: 15.0%
	Commercial Paper: 14.7%
500,000	AT&T, Inc., 2.970%, 10/09/2018	499,634	0.7
1,400,000	Autozone, Inc., 4.040%, 10/03/2018	1,399,536	2.0
1,400,000	Comcast Corp., 3.010%, 10/09/2018	1,398,963	2.0
1,400,000	Consolidated Edison, Inc., 7.360%, 10/01/2018	1,399,718	2.0
1,400,000	Duke Energy, 3.640%, 10/04/2018	1,399,441	2.0
1,838,000	Kroger Co., 6.950%, 10/01/2018	1,837,650	2.6
1,000,000	Waste Management, Inc., 7.130%, 10/01/2018	999,805	1.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,400,000	Whirlpool Corp., 2.920%, 10/11/2018	$1,398,767	2.0
		10,333,514	14.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
240,000 (1)	Goldman Sachs Financial Square Government Fund – Institutional Shares, 1.980% (Cost $240,000)	240,000	0.3
	Total Short-Term Investments (Cost $10,575,632)	10,573,514	15.0
	Total Investments in Securities (Cost $75,994,067)	$68,523,494	97.2
	Assets in Excess of Other Liabilities	1,961,680	2.8
	Net Assets	$70,485,174	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Rate shown is the 7-day yield as of September 30, 2018.

ARS
Argentine Peso

BRL
Brazilian Real

CLP
Chilean Peso

COP
Colombian Peso

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	82.2%
Short-Term Investments	15.0
Assets in Excess of Other Liabilities	2.8
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Foreign Government Bonds	$—	$57,949,980	$—	$57,949,980
Short-Term Investments	240,000	10,333,514	—	10,573,514
Total Investments, at fair value	$240,000	$68,283,494	$—	$68,523,494
Other Financial Instruments+
Centrally Cleared Swaps	—	62,488	—	62,488
Forward Foreign Currency Contracts	—	1,445,078	—	1,445,078
Futures	14,450	—	—	14,450
OTC Swaps	—	4,143	—	4,143
Total Assets	$254,450	$69,795,203	$—	$70,049,653
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(45,967)	$—	$(45,967)
Forward Foreign Currency Contracts	—	(1,883,089)	—	(1,883,089)
Futures	(16,698)	—	—	(16,698)
Total Liabilities	$(16,698)	$(1,929,056)	$—	$(1,945,754)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 113,002	ZAR 1,583,910	Bank of America N.A.	10/05/18	$1,042
USD 113,002	ZAR 1,581,206	Bank of America N.A.	10/05/18	1,233
USD 113,002	MXN 2,153,336	Bank of America N.A.	10/05/18	(2,003)
COP 2,920,465,621	USD 977,133	Barclays Bank PLC	10/05/18	8,606
IDR 615,301,702	USD 41,315	Barclays Bank PLC	10/05/18	(43)
USD 1,050,014	MYR 4,337,608	Barclays Bank PLC	10/05/18	1,948
MYR 237,049	USD 57,432	Barclays Bank PLC	10/05/18	(155)
PLN 4,864,831	USD 1,326,000	Barclays Bank PLC	10/05/18	(6,388)
HUF 194,651,159	USD 702,500	Barclays Bank PLC	10/05/18	(3,316)
USD 136,930	ZAR 2,062,059	Barclays Bank PLC	10/05/18	(8,829)
USD 102,613	MXN 1,976,679	Barclays Bank PLC	10/05/18	(2,957)
USD 102,613	ZAR 1,519,379	Barclays Bank PLC	10/05/18	(4,786)
USD 260,192	COP 789,539,796	Barclays Bank PLC	10/05/18	(6,300)
USD 2,358,027	MYR 9,745,724	Barclays Bank PLC	10/05/18	3,236
USD 3,897,758	BRL 16,141,043	Barclays Bank PLC	10/05/18	(98,047)
CLP 4,747,336	USD 7,171	Barclays Bank PLC	10/05/18	47
USD 164,021	MXN 3,172,291	Barclays Bank PLC	10/05/18	(5,404)
USD 113,002	TRY 708,981	Barclays Bank PLC	10/05/18	(4,243)
USD 113,002	ZAR 1,577,534	Barclays Bank PLC	10/05/18	1,492
PLN 401,687	USD 109,573	Barclays Bank PLC	10/05/18	(613)
TRY 681,940	USD 125,573	Barclays Bank PLC	10/05/18	(12,800)
USD 1,129,968	HUF 310,609,796	Barclays Bank PLC	10/05/18	14,262
CLP 1,498,855,389	USD 2,319,671	Barclays Bank PLC	10/05/18	(41,014)
CZK 141,260,475	USD 6,387,333	Barclays Bank PLC	10/05/18	(21,265)
HUF 492,969,317	USD 1,786,646	Barclays Bank PLC	10/05/18	(15,909)
PLN 15,600,366	USD 4,229,593	Barclays Bank PLC	10/05/18	2,093
RON 4,637,526	USD 1,157,630	Barclays Bank PLC	10/05/18	(781)
USD 1,159,618	COP 3,363,437,686	Barclays Bank PLC	10/05/18	24,364
USD 2,548,493	PEN 8,351,412	Barclays Bank PLC	10/05/18	21,170
USD 2,547,716	PEN 8,351,412	Barclays Bank PLC	10/05/18	20,393
USD 658,480	RUB 42,082,834	Barclays Bank PLC	10/05/18	16,312
USD 675,808	ZAR 9,097,192	Barclays Bank PLC	10/05/18	32,762
USD 921,000	IDR 13,489,426,500	Barclays Bank PLC	10/05/18	16,183
MYR 6,670,072	USD 1,653,259	Barclays Bank PLC	10/05/18	(41,616)
MYR 185,771	USD 46,000	Barclays Bank PLC	10/05/18	(1,114)
THB 137,720,692	USD 4,160,595	Barclays Bank PLC	10/05/18	98,332
TRY 1,802,796	USD 281,007	Barclays Bank PLC	01/11/19	(1,319)
MYR 4,337,608	USD 1,048,491	Barclays Bank PLC	01/11/19	(1,922)
USD 972,652	COP 2,920,465,621	Barclays Bank PLC	01/11/19	(10,491)
PLN 2,521,640	USD 693,439	Barclays Bank PLC	01/11/19	(7,548)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 12,326	ZAR 176,771	Barclays Bank PLC	01/11/19	(6)
USD 40,542	IDR 615,301,702	Barclays Bank PLC	01/11/19	(47)
PEN 247,407	USD 75,035	BNP Paribas	10/05/18	(164)
RUB 75,772,762	USD 1,110,301	BNP Paribas	10/05/18	45,962
USD 136,930	PLN 509,320	BNP Paribas	10/05/18	(1,226)
CLP 1,300,372,021	USD 1,952,930	BNP Paribas	10/05/18	23,980
HUF 208,087,894	USD 748,361	BNP Paribas	10/05/18	(912)
ZAR 50,304,414	USD 3,457,421	BNP Paribas	10/05/18	98,404
USD 1,111,000	CZK 25,203,399	BNP Paribas	10/05/18	(24,821)
USD 169,503	ZAR 2,469,749	BNP Paribas	10/05/18	(5,074)
BRL 131,505	USD 34,000	BNP Paribas	10/05/18	(1,445)
USD 169,503	ZAR 2,469,098	BNP Paribas	10/05/18	(5,028)
PHP 1,834,222	USD 34,000	BNP Paribas	10/05/18	(60)
RUB 355,009	USD 5,360	BNP Paribas	01/11/19	—
USD 4,092	PHP 222,992	BNP Paribas	01/11/19	2
USD 693,439	RON 2,760,341	BNP Paribas	01/11/19	6,023
BRL 82,241	USD 20,388	BNP Paribas	01/11/19	(198)
RON 4,365,434	USD 1,106,069	Citibank N.A.	10/05/18	(17,094)
USD 2,980,355	PLN 10,862,820	Citibank N.A.	10/05/18	33,755
CZK 13,862,738	USD 637,312	Citibank N.A.	10/05/18	(12,572)
USD 102,613	TRY 689,800	Citibank N.A.	10/05/18	(11,460)
USD 102,613	PLN 378,400	Citibank N.A.	10/05/18	(30)
USD 71,892	MXN 1,383,396	Citibank N.A.	10/05/18	(1,992)
USD 155,781	THB 5,094,934	Citibank N.A.	10/05/18	(1,776)
USD 118,792	PHP 6,355,840	Citibank N.A.	10/05/18	1,185
USD 3,439,142	PLN 12,598,366	Citibank N.A.	10/05/18	21,766
USD 3,512,415	THB 114,688,084	Citibank N.A.	10/05/18	(34,242)
USD 2,324,130	CZK 51,144,870	Citibank N.A.	10/05/18	19,227
USD 3,857,583	MXN 74,064,687	Citibank N.A.	10/05/18	(98,039)
RUB 9,787,526	USD 143,408	Citibank N.A.	10/05/18	5,946
BRL 3,146,243	USD 790,454	Citibank N.A.	10/05/18	(11,584)
USD 169,503	TRY 1,205,560	Citibank N.A.	10/05/18	(29,862)
USD 113,002	TRY 697,790	Citibank N.A.	10/05/18	(2,392)
USD 113,002	RUB 7,610,899	Citibank N.A.	10/05/18	(3,137)
USD 113,002	PLN 422,593	Citibank N.A.	10/05/18	(1,629)
USD 113,002	PLN 422,582	Citibank N.A.	10/05/18	(1,626)
USD 113,002	TRY 690,070	Citibank N.A.	10/05/18	(1,116)
USD 922,942	RON 3,702,545	Citibank N.A.	10/05/18	(673)
TRY 3,034,526	USD 578,624	Citibank N.A.	10/05/18	(76,801)
BRL 12,277,885	USD 3,279,612	Citibank N.A.	10/05/18	(240,154)
MXN 810,000	USD 43,523	Citibank N.A.	10/05/18	(263)
CLP 40,392,470	USD 61,129	Citibank N.A.	01/11/19	329
USD 19,922	THB 641,923	Citibank N.A.	01/11/19	5
USD 2,106,063	ILS 7,608,375	Citibank N.A.	01/11/19	(2,403)
USD 660,000	CZK 14,571,190	Citibank N.A.	01/11/19	(1,171)
USD 12,793	MXN 243,568	Citibank N.A.	01/11/19	(18)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 10,862,820	USD 2,988,229	Citibank N.A.	01/11/19	(33,520)
USD 659,492	CZK 14,553,794	Citibank N.A.	01/11/19	(890)
USD 4,850	HUF 1,342,654	Citibank N.A.	01/11/19	(14)
USD 1,103,971	RON 4,365,434	Citibank N.A.	01/11/19	16,834
TRY 293,140	USD 48,073	Credit Suisse International	10/05/18	404
USD 164,021	MXN 3,146,105	Credit Suisse International	10/05/18	(4,005)
USD 169,503	MXN 3,280,806	Credit Suisse International	10/05/18	(5,717)
USD 113,002	RUB 7,630,439	Credit Suisse International	10/05/18	(3,436)
IDR 15,473,070,520	USD 1,063,000	Credit Suisse International	10/05/18	(25,128)
USD 113,002	TRY 697,388	Deutsche Bank AG	10/05/18	(2,326)
USD 113,002	MXN 2,151,457	Deutsche Bank AG	10/05/18	(1,902)
USD 210,266	PHP 11,418,712	Goldman Sachs International	10/05/18	(1,023)
USD 3,284,732	BRL 13,306,449	Goldman Sachs International	10/05/18	(9,353)
USD 197,183	RUB 13,006,681	Goldman Sachs International	10/05/18	(1,294)
USD 4,017,318	CZK 87,112,929	Goldman Sachs International	10/05/18	91,472
USD 1,719,641	HUF 470,880,116	Goldman Sachs International	10/05/18	28,247
TRY 7,375,127	USD 1,181,116	Goldman Sachs International	10/05/18	38,517
USD 324,167	ZAR 4,618,814	Goldman Sachs International	10/05/18	(2,319)
USD 264,680	ZAR 3,794,928	Goldman Sachs International	10/05/18	(3,569)
MXN 31,687	USD 1,686	Goldman Sachs International	10/05/18	6
USD 1,381,000	RON 5,497,571	Goldman Sachs International	10/05/18	9,608
RON 326,665	USD 82,410	Goldman Sachs International	10/05/18	(922)
BRL 931,905	USD 225,000	Goldman Sachs International	10/05/18	5,698
USD 1,906,459	CLP 1,268,069,522	Goldman Sachs International	10/05/18	(21,343)
HUF 194,660,664	USD 702,500	Goldman Sachs International	10/05/18	(3,282)
TRY 5,012,591	USD 798,875	Goldman Sachs International	10/05/18	30,063
TRY 7,082,621	USD 1,076,868	Goldman Sachs International	10/05/18	94,393
USD 136,930	TRY 931,826	Goldman Sachs International	10/05/18	(17,167)
RON 4,390,605	USD 1,102,418	Goldman Sachs International	10/05/18	(7,163)
BRL 936,833	USD 225,000	Goldman Sachs International	10/05/18	6,918
USD 2,349,479	CLP 1,567,069,223	Goldman Sachs International	10/05/18	(32,882)
USD 1,206,892	TRY 7,892,765	Goldman Sachs International	10/05/18	(98,343)
USD 2,552,712	RUB 175,010,405	Goldman Sachs International	10/05/18	(117,880)
PEN 247,420	USD 74,964	Goldman Sachs International	10/05/18	(90)
COP 1,243,854,458	USD 418,974	Goldman Sachs International	10/05/18	862
ZAR 7,716,027	USD 538,964	Goldman Sachs International	10/05/18	6,452
PHP 706,784	USD 13,000	Goldman Sachs International	10/05/18	78
USD 169,503	MXN 3,295,079	Goldman Sachs International	10/05/18	(6,479)
USD 164,021	PLN 628,389	Goldman Sachs International	10/05/18	(6,433)
USD 1,158,695	COP 3,363,437,686	Goldman Sachs International	10/05/18	23,441
ZAR 3,242,035	USD 239,966	Goldman Sachs International	10/05/18	(10,799)
BRL 3,146,243	USD 790,176	Goldman Sachs International	10/05/18	(11,306)
USD 164,021	ZAR 2,415,594	Goldman Sachs International	10/05/18	(6,728)
USD 169,503	TRY 1,217,225	Goldman Sachs International	10/05/18	(31,791)
USD 169,503	RUB 11,623,641	Goldman Sachs International	10/05/18	(7,869)
USD 367,112	MXN 6,877,935	Goldman Sachs International	10/05/18	(223)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,154,000	PHP 61,737,846	Goldman Sachs International	10/05/18	11,616
PHP 60,754,020	USD 1,140,000	Goldman Sachs International	10/05/18	(15,820)
USD 164,021	ZAR 2,408,710	Goldman Sachs International	10/05/18	(6,241)
USD 74,993	IDR 1,090,915,699	Goldman Sachs International	10/05/18	1,818
USD 113,002	MXN 2,156,714	Goldman Sachs International	10/05/18	(2,183)
USD 113,002	MXN 2,152,972	Goldman Sachs International	10/05/18	(1,983)
USD 113,002	ZAR 1,578,587	Goldman Sachs International	10/05/18	1,418
USD 71,385	COP 213,309,470	Goldman Sachs International	01/11/19	(424)
RUB 13,006,681	USD 195,248	Goldman Sachs International	01/11/19	1,136
USD 1,108,474	TRY 7,375,127	Goldman Sachs International	01/11/19	(35,712)
BRL 13,306,449	USD 3,256,357	Goldman Sachs International	01/11/19	10,357
CLP 1,268,069,522	USD 1,907,204	Goldman Sachs International	01/11/19	22,164
ZAR 4,618,814	USD 320,036	Goldman Sachs International	01/11/19	2,178
PHP 11,418,712	USD 208,105	Goldman Sachs International	01/11/19	1,361
USD 296	PEN 981	Goldman Sachs International	01/11/19	—
CZK 87,112,929	USD 4,044,245	Goldman Sachs International	01/11/19	(91,473)
HUF 470,880,116	USD 1,732,638	Goldman Sachs International	01/11/19	(26,964)
KRW 107,306	USD 96	HSBC Bank USA N.A.	10/05/18	1
USD 58,265	MXN 1,098,679	HSBC Bank USA N.A.	10/05/18	(413)
USD 2,690,334	THB 87,209,610	HSBC Bank USA N.A.	10/05/18	(6,569)
CLP 31,163,999	USD 46,249	HSBC Bank USA N.A.	10/05/18	1,129
ZAR 2,859	USD 195	HSBC Bank USA N.A.	10/05/18	7
USD 1,380,166	TRY 8,748,540	HSBC Bank USA N.A.	10/05/18	(66,590)
THB 1,339,682	USD 41,205	HSBC Bank USA N.A.	10/05/18	224
ZAR 505,666	USD 34,338	HSBC Bank USA N.A.	10/05/18	1,406
MXN 17,724,333	USD 934,278	HSBC Bank USA N.A.	10/05/18	12,337
ZAR 18,788,494	USD 1,272,784	HSBC Bank USA N.A.	10/05/18	55,302
CZK 7,810,736	USD 354,144	HSBC Bank USA N.A.	10/05/18	(2,144)
MXN 91,001,037	USD 4,740,172	HSBC Bank USA N.A.	10/05/18	119,982
PLN 6,852,178	USD 1,863,579	HSBC Bank USA N.A.	10/05/18	(4,888)
USD 11,000	PEN 36,391	HSBC Bank USA N.A.	10/05/18	(13)
USD 75,003	IDR 1,090,915,699	HSBC Bank USA N.A.	10/05/18	1,829
RUB 168,292,927	USD 2,454,634	HSBC Bank USA N.A.	10/05/18	113,450
CZK 527,250	USD 23,790	HSBC Bank USA N.A.	10/05/18	(28)
PHP 16,681,808	USD 309,513	HSBC Bank USA N.A.	10/05/18	(836)
USD 75,003	IDR 1,090,915,699	HSBC Bank USA N.A.	10/05/18	1,829
USD 58,260	THB 1,932,963	HSBC Bank USA N.A.	10/05/18	(1,515)
USD 74,987	IDR 1,090,915,699	HSBC Bank USA N.A.	10/05/18	1,813
RUB 3,978,529	USD 59,984	HSBC Bank USA N.A.	01/11/19	86
USD 96	KRW 107,306	HSBC Bank USA N.A.	01/11/19	(1)
THB 87,209,610	USD 2,699,913	HSBC Bank USA N.A.	01/11/19	5,945
MXN 1,098,679	USD 57,383	HSBC Bank USA N.A.	01/11/19	403
USD 137,803	ZAR 1,953,266	JPMorgan Chase Bank N.A.	10/03/18	(304)
PEN 7,358,786	USD 2,210,576	JPMorgan Chase Bank N.A.	10/05/18	16,356
PEN 4,135,127	USD 1,252,613	JPMorgan Chase Bank N.A.	10/05/18	(1,232)
USD 136,930	RUB 9,379,428	JPMorgan Chase Bank N.A.	10/05/18	(6,196)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 136,930	MXN 2,656,923	JPMorgan Chase Bank N.A.	10/05/18	(4,970)
USD 102,613	RUB 6,990,256	JPMorgan Chase Bank N.A.	10/05/18	(4,056)
COP 13,388,529,200	USD 4,473,714	JPMorgan Chase Bank N.A.	10/05/18	45,289
PEN 58,203	USD 17,622	JPMorgan Chase Bank N.A.	10/05/18	(9)
PEN 4,692,271	USD 1,422,849	JPMorgan Chase Bank N.A.	10/05/18	(2,863)
USD 3,329,375	COP 10,036,434,111	JPMorgan Chase Bank N.A.	10/05/18	(58,203)
USD 2,992,128	ZAR 43,382,733	JPMorgan Chase Bank N.A.	10/05/18	(74,430)
USD 1,137,452	RON 4,520,114	JPMorgan Chase Bank N.A.	10/05/18	9,891
USD 164,021	RUB 11,092,155	JPMorgan Chase Bank N.A.	10/05/18	(5,241)
USD 164,021	RUB 11,054,279	JPMorgan Chase Bank N.A.	10/05/18	(4,663)
USD 169,503	PLN 641,619	JPMorgan Chase Bank N.A.	10/05/18	(4,540)
USD 169,503	RUB 11,712,574	JPMorgan Chase Bank N.A.	10/05/18	(9,226)
USD 113,002	PLN 423,218	JPMorgan Chase Bank N.A.	10/05/18	(1,798)
USD 113,002	RUB 7,611,434	JPMorgan Chase Bank N.A.	10/05/18	(3,146)
USD 113,002	PLN 422,577	JPMorgan Chase Bank N.A.	10/05/18	(1,624)
USD 113,002	RUB 7,589,831	JPMorgan Chase Bank N.A.	10/05/18	(2,816)
RUB 34,264,855	USD 525,563	JPMorgan Chase Bank N.A.	10/05/18	(2,695)
RUB 34,264,855	USD 525,706	JPMorgan Chase Bank N.A.	10/05/18	(2,837)
USD 8,718	PHP 464,435	JPMorgan Chase Bank N.A.	10/05/18	124
USD 61,418	RON 246,872	JPMorgan Chase Bank N.A.	01/11/19	(61)
ZAR 1,953,266	USD 135,994	JPMorgan Chase Bank N.A.	01/11/19	268
USD 1,247,662	PEN 4,135,127	JPMorgan Chase Bank N.A.	01/11/19	881
IDR 335,220,041	USD 22,775	Morgan Stanley	10/05/18	(290)
PLN 3,994,637	USD 1,083,220	Morgan Stanley	10/05/18	347
USD 169,503	PLN 640,819	Morgan Stanley	10/05/18	(4,323)
USD 164,021	PLN 625,562	Morgan Stanley	10/05/18	(5,666)
USD 96	KRW 107,306	Morgan Stanley	10/05/18	—
IDR 104,937,766	USD 7,223	Morgan Stanley	10/05/18	(184)
PLN 275,465	USD 74,925	Morgan Stanley	01/11/19	2
USD 10,388	IDR 157,432,802	Morgan Stanley	01/11/19	3
IDR 1,397,048,281	USD 94,044	Standard Chartered Bank	10/05/18	(336)
USD 100	HUF 27,742	Standard Chartered Bank	10/05/18	1
IDR 3,971,924,653	USD 267,834	Standard Chartered Bank	10/05/18	(1,413)
BRL 8,876,879	USD 2,143,366	Standard Chartered Bank	10/05/18	54,154
IDR 62,805,119,473	USD 4,265,812	Standard Chartered Bank	10/05/18	(53,096)
THB 58,506,198	USD 1,795,550	Standard Chartered Bank	10/05/18	13,718
USD 3,876,448	IDR 57,291,578,527	Standard Chartered Bank	10/05/18	33,558
USD 659,033	IDR 9,557,954,614	Standard Chartered Bank	10/05/18	17,924
THB 11,359,018	USD 343,775	Standard Chartered Bank	10/05/18	7,495
RUB 11,934	USD 178	Toronto Dominion Securities	10/05/18	4
USD 862,731	PLN 3,171,531	Toronto Dominion Securities	10/05/18	2,436
USD 1,110,937	HUF 308,851,379	Toronto Dominion Securities	10/05/18	1,548
PLN 34,095	USD 9,237	Toronto Dominion Securities	10/05/18	12
USD 134,634	TRY 866,370	Toronto Dominion Securities	01/11/19	224
				$(438,011)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

At September 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	10	12/31/18	$2,107,344	$(2,831)
U.S. Treasury 5-Year Note	3	12/31/18	337,430	(1,810)
U.S. Treasury Ultra Long Bond	2	12/19/18	308,562	(12,057)
			$2,753,336	$(16,698)
Short Contracts:
U.S. Treasury 10-Year Note	(1)	12/19/18	(118,781)	1,615
U.S. Treasury Long Bond	(2)	12/19/18	(281,000)	8,684
U.S. Treasury Ultra 10-Year Note	(3)	12/19/18	(378,000)	4,151
			$(777,781)	$14,450

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIEE-BANXICO	Monthly	7.020%	Monthly	08/01/19	MXN75,000,000	$(36,824)	$(35,100)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660	Annual	06/27/27	PLN2,200,000	(10,925)	(10,867)
Pay	3-month ZAR-JIBAR	Quarterly	7.430	Quarterly	01/20/19	ZAR50,000,000	3,807	7,725
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	58,501	54,763
							$14,559	$16,521

At September 30, 2018, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$4,143	$—	$4,143
								$4,143	$—	$4,143

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,445,078
Interest rate contracts	Net Assets — Unrealized appreciation*	14,450
Interest rate contracts	Net Assets — Unrealized appreciation**	62,488
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,143
Total Asset Derivatives		$1,526,159
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,883,089
Interest rate contracts	Net Assets — Unrealized depreciation*	16,698
Interest rate contracts	Net Assets — Unrealized depreciation**	45,967
Total Liability Derivatives		$1,945,754

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(1,458,781)	$—	$—	$(1,458,781)
Interest rate contracts	—	(8,484)	5,340	(3,144)
Total	$(1,458,781)	$(8,484)	$5,340	$(1,461,925)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(762,642)	$—	$—	$(762,642)
Interest rate contracts	—	(1,468)	(47,102)	(48,570)
Total	$(762,642)	$(1,468)	$(47,102)	$(811,212)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$2,275	$261,200	$174,371	$99,047	$404	$—	$387,803	$315,743	$72,809	$352	$126,850	$4,224	$1,445,078
OTC Interest rate swaps	—	4,143	—	—	—	—	—	—	—	—	—	—	4,143
Total Assets	$2,275	$265,343	$174,371	$99,047	$404	$—	$387,803	$315,743	$72,809	$352	$126,850	$4,224	$1,449,221

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	As of September 30, 2018 (Unaudited) (continued)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	Toronto Dominion Securities	Totals
Liabilities:
Forward foreign currency contracts	$2,003	$296,913	$38,928	$584,458	$38,286	$4,228	$579,058	$82,997	$190,910	$10,463	$54,845	$—	$1,883,089
Total Liabilities	$2,003	$296,913	$38,928	$584,458	$38,286	$4,228	$579,058	$82,997	$190,910	$10,463	$54,845	$—	$1,883,089
Net OTC derivative instruments by counterparty, at fair value	$272	$(31,570)	$135,443	$(485,411)	$(37,882)	$(4,228)	$(191,255)	$232,746	$(118,101)	$(10,111)	$72,005	$4,224	$(433,868)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$485,411	$—	$—	$—	$—	$—	$—	$—	$—	$485,411
Net Exposure(1)(2)	$272	$(31,570)	$135,443	$—	$(37,882)	$(4,228)	$(191,255)	$232,746	$(118,101)	$(10,111)	$72,005	$4,224	$51,543

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2018, the Portfolio had pledged $568,000 in cash collateral to Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $76,058,168.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,948,410
Gross Unrealized Depreciation	(9,905,201)
Net Unrealized Depreciation	$(7,956,791)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.9%
		United States: 25.9%
1,881,225	(1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.808%, 03/25/2046	$1,823,717	0.4
841,749		Alternative Loan Trust 2004-32CB 2A2, 2.616%, (US0001M + 0.400%), 02/25/2035	793,158	0.2
906,008		Alternative Loan Trust 2004-J7 MI, 3.236%, (US0001M + 1.020%), 10/25/2034	821,951	0.2
3,681,288		Alternative Loan Trust 2005-10CB 1A1, 2.716%, (US0001M + 0.500%), 05/25/2035	3,271,685	0.8
637,207		Alternative Loan Trust 2005-31 1A1, 2.776%, (US0001M + 0.560%), 08/25/2035	613,422	0.1
441,182		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	411,995	0.1
792,161		Alternative Loan Trust 2005-J2 1A12, 2.616%, (US0001M + 0.400%), 04/25/2035	696,330	0.2
484,920		Alternative Loan Trust 2006-19CB A12, 2.616%, (US0001M + 0.400%), 08/25/2036	350,478	0.1
978,069		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	737,916	0.2
687,021		Alternative Loan Trust 2007-18CB 1A7, 2.686%, (US0001M + 0.470%), 08/25/2037	448,195	0.1
1,913,280		Alternative Loan Trust 2007-OA4 A1, 2.386%, (US0001M + 0.170%), 05/25/2047	1,856,611	0.4
451,534 (1)		Bear Stearns ALT-A Trust 2005-10 21A1, 3.941%, 01/25/2036	433,648	0.1
333,454 (1)		Bear Stearns ALT-A Trust 2005-4 23A1, 3.972%, 05/25/2035	336,929	0.1
606,655 (1)		Bear Stearns ALT-A Trust 2005-7 21A1, 4.370%, 09/25/2035	575,296	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,211,695 (1)		Bear Stearns ALT-A Trust 2005-9 26A1, 3.612%, 11/25/2035	$1,813,986	0.4
235,460 (2)		Bellemeade Re Ltd. 2015-1A M2, 6.516%, (US0001M + 4.300%), 07/25/2025	237,802	0.1
1,000,000	(1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	964,465	0.2
596,244 (1)		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.922%, 03/25/2036	572,065	0.1
310,595 (1)		Citigroup Mortgage Loan Trust 2007-10 22AA, 4.186%, 09/25/2037	300,195	0.1
1,301,730	(1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.780%, 08/25/2036	1,256,849	0.3
1,581,509		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,614,421	0.4
297,145		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	290,356	0.1
600,000	(1)(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	601,336	0.1
1,200,000	(1)(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,193,962	0.3
1,200,000	(1)(2)(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,200,000	0.3
465,014	(1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.658%, 06/27/2037	470,380	0.1
3,524,037		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.448%, (US0001M + 0.280%), 08/19/2045	3,129,098	0.7
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.466%, (US0001M + 4.250%), 04/25/2029	1,258,037	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.666%, (US0001M + 4.450%), 01/25/2029	$3,361,078	0.8
900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.866%, (US0001M + 3.650%), 09/25/2029	993,789	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.066%, (US0001M + 2.850%), 11/25/2029	1,054,626	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.416%, (US0001M + 2.200%), 01/25/2030	928,460	0.2
1,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.616%, (US0001M + 2.400%), 05/25/2030	1,244,508	0.3
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.716%, (US0001M + 2.500%), 05/25/2030	1,551,258	0.4
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.016%, (US0001M + 2.800%), 02/25/2030	2,090,590	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.366%, (US0001M + 2.150%), 10/25/2030	1,521,167	0.4
2,150,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.766%, (US0001M + 2.550%), 12/25/2030	2,202,324	0.5
1,020,000	(1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.571%, 09/25/2048	1,023,263	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, (US0001M + 4.700%), 04/25/2028	$4,661,444	1.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 7.016%, (US0001M + 4.800%), 05/25/2028	585,133	0.1
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.216%, (US0001M + 5.000%), 12/25/2028	3,513,245	0.8
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.716%, (US0001M + 2.500%), 03/25/2030	1,257,248	0.3
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.566%, (US0001M + 2.350%), 04/25/2030	2,790,068	0.7
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.016%, (US0001M + 1.800%), 07/25/2030	1,094,460	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.516%, (US0001M + 2.300%), 09/25/2030	1,013,701	0.3
1,080,012		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.318%, (US0001M + 0.150%), 01/25/2047	1,047,755	0.3
1,384,652		HarborView Mortgage Loan Trust 2007-5 A1A, 2.358%, (US0001M + 0.190%), 09/19/2037	1,351,536	0.3
4,617,736		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.426%, (US0001M + 0.210%), 02/25/2046	3,993,093	1.0
442,025	(1)(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.384%, 03/26/2036	435,409	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
866,880		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	$771,462	0.2
254,180 (1)		JP Morgan Mortgage Trust 2007-A3 1A1, 4.505%, 05/25/2037	230,324	0.1
1,468,406		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	1,143,560	0.3
1,474,052	(1)(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.972%, 11/25/2048	1,432,381	0.4
1,474,052	(1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.972%, 11/25/2048	1,414,821	0.3
1,091,142	(1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.801%, 10/25/2048	1,046,128	0.3
991,948	(1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.801%, 10/25/2048	937,279	0.2
1,889,816	(1)(2)	JP Morgan Mortgage Trust 2018-6C B2, 4.012%, 12/25/2048	1,820,733	0.4
1,000,000	(1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.507%, 02/25/2049	1,001,233	0.2
1,000,000	(1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.507%, 02/25/2049	979,229	0.2
514,924		Lehman XS Trust Series 2005-5N 3A1B, 2.845%, (12MTA + 1.000%), 11/25/2035	528,152	0.1
219,608		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.596%, (US0001M + 0.380%), 08/25/2035	220,526	0.0
281,986		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	261,093	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.416%, (US0001M + 1.200%), 09/25/2035	863,577	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,100,000	(1)(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	$2,115,050	0.5
5,103,447 (1)		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,342,167	0.6
5,876,132 (1)		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	3,425,855	0.8
800,000	(1)(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	792,632	0.2
2,000,000	(1)(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,979,325	0.5
1,833,396 (1)		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.124%, 09/25/2035	1,870,490	0.4
720,555		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.706%, (US0001M + 0.490%), 10/25/2045	730,801	0.2
538,432 (1)		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.445%, 12/25/2035	541,196	0.1
810,405 (1)		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.864%, 09/25/2036	788,015	0.2
516,175 (1)		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.107%, 11/25/2036	495,859	0.1
1,392,859 (1)		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.113%, 12/25/2036	1,331,940	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
747,466 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.167%, 12/25/2036	$677,078	0.2
527,759 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.445%, 02/25/2037	517,872	0.1
845,538 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.462%, 02/25/2037	822,547	0.2
551,801 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.603%, 12/25/2036	541,376	0.1
685,467	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	661,885	0.2
415,173	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	390,436	0.1
874,990	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	842,496	0.2
933,219	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.446%, (US0001M + 0.230%), 01/25/2047	853,875	0.2
327,001	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	310,211	0.1
691,449	Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	697,670	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
259,794 (1)		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.211%, 04/25/2036	$243,528	0.0
308,859 (1)		Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.323%, 05/25/2036	317,022	0.1
1,369,637 (1)		Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.119%, 12/28/2037	1,341,932	0.3
54,674	(1)(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.436%, 06/26/2035	55,235	0.0
5,444,655		Other Securities	5,200,069	1.2
		Total Collateralized Mortgage Obligations (Cost $105,760,509)	108,325,498	25.9
COMMERCIAL MORTGAGE-BACKED SECURITIES: 33.4%
		United States: 33.4%
5,680,000 (2)		BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,918,995	0.9
5,680,000	(1)(2)(4)	BANK 2017-BNK4 XE, 1.632%, 05/15/2050	550,932	0.1
14,100,000	(1)(2)(4)	BANK 2017-BNK8 XE, 1.410%, 11/15/2050	1,336,284	0.3
2,000,000 (2)		BANK 2018-BNK12 D, 3.000%, 05/15/2061	1,635,895	0.4
9,363,500	(1)(2)(4)	BANK 2018-BNK12 XD, 1.553%, 05/15/2061	1,066,915	0.3
51,500,000	(1)(2)(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	734,230	0.2
2,000,000	(1)(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.027%, 02/13/2042	2,039,954	0.5
1,840,000	(1)(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,884,058	0.4
2,257,000	(1)(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	2,310,921	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
18,964,000	(1)(2)(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	$2,225,611	0.5
45,458,184	(1)(4)	BMARK 2018-B4 XA, 0.697%, 07/15/2051	1,746,004	0.4
8,000,000	(1)(2)(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,085,303	0.3
1,000,000 (2)		BXMT 2017-FL1 C Ltd., 4.108%, (US0001M + 1.950%), 06/15/2035	1,008,752	0.2
2,000,000 (2)		BXMT 2017-FL1 D Ltd., 4.858%, (US0001M + 2.700%), 06/15/2035	2,028,821	0.5
11,936,434	(1)(4)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.332%, 11/15/2049	780,402	0.2
660,617		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	680,690	0.2
22,534,701	(1)(4)	COMM 2012-CR3 XA, 2.036%, 10/15/2045	1,367,622	0.3
9,301,008	(1)(4)	COMM 2012-CR5 XA, 1.694%, 12/10/2045	487,094	0.1
13,920,000	(1)(2)(4)	COMM 2014-CR21 XE, 1.562%, 12/10/2047	983,023	0.3
14,830,454	(1)(4)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.036%, 09/15/2050	671,099	0.2
2,000,000 (2)		CSWF 2018-TOP F, 4.813%, (US0001M + 2.750%), 08/15/2035	2,007,138	0.5
1,419,976 (2)		DBGS 2018-BIOD E Mortgage Trust, 3.858%, (US0001M + 1.700%), 05/15/2035	1,412,651	0.3
911,773	(1)(2)(4)	DBUBS 2011-LC1A XA, 0.899%, 11/10/2046	9,930	0.0
4,874,000	(1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.384%, 08/10/2049	3,774,811	0.9
660,000	(1)(2)	DBJPM 16-C3 Mortgage Trust, 3.634%, 08/10/2049	563,700	0.1
5,500,000 (2)		Exantas Capital Corp. 2018-RSO6 D Ltd., 4.658%, (US0001M + 2.500%), 06/15/2035	5,520,527	1.3
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
6,667,476	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	$454,720	0.1
27,740,000	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.659%, 12/25/2043	1,473,052	0.3
34,915,394	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	2,707,420	0.6
30,740,170	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.668%, 10/25/2021	1,133,120	0.3
39,680,000	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.665%, 11/25/2041	2,862,257	0.7
31,400,000	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	2,482,933	0.6
8,050,000	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	832,109	0.2
20,330,705	(1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.969%, 01/25/2026	2,827,015	0.7
160,388,405	(2)(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	667,841	0.2
149,082,442	(2)(4)	FREMF Mortgage Trust 2013. K29 X2B, 0.125%, 05/25/2046	713,777	0.2
1,000,000 (2)		GPT 2018-GPP E Mortgage Trust, 4.628%, (US0001M + 2.470%), 06/15/2035	1,004,519	0.2
101,117,180	(1)(2)(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.820%, 03/10/2044	1,325,404	0.3
1,000,000	(1)(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	957,119	0.2
1,100,000	(1)(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,002,510	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
3,402,845	(1)(2)(4)	GS Mortgage Securities Trust 2011-GC5 XA, 1.506%, 08/10/2044	$103,815	0.0
2,952,000 (1)		GS Mortgage Securities Trust 2015-FRR1 K3B, 5.396%, 06/27/2041	2,925,086	0.7
1,120,000	(1)(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	930,461	0.2
1,500,000	(1)(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/2049	1,087,566	0.3
1,800,000 (2)		JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.258%, (US0001M + 2.100%), 06/15/2032	1,815,983	0.4
19,071,097	(1)(2)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.148%, 02/15/2046	360,812	0.1
1,500,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.586%, 08/15/2046	1,554,100	0.4
3,000,000 (1)		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.256%, 12/15/2047	2,824,379	0.7
1,500,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.125%, 01/15/2046	1,454,498	0.3
5,000,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,970,692	1.0
22,594,353	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.230%, 07/15/2047	707,129	0.2
1,000,000	(1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.265%, 11/15/2045	1,016,154	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
2,650,000 (2)		JPMBB Commercial Mortgage Securities Trust 2014-C26 F, 4.000%, 01/15/2048	$1,813,310	0.4
46,979,000	(1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,218,499	0.3
24,096,837	(1)(2)(4)	LCCM 2017-LC26 XA, 1.685%, 07/12/2050	2,228,957	0.5
1,884,090	(1)(2)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/2041	1,881,597	0.5
170,000 (1)		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/2047	171,864	0.0
2,000,000	(1)(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.785%, 06/12/2047	1,968,483	0.5
300,000	(1)(2)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	308,675	0.1
3,650,000 (2)		Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,530,955	0.9
2,600,000 (2)		Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,444,741	0.6
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,181,907	0.5
15,555,000	(1)(2)(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.639%, 12/15/2050	1,847,403	0.4
383,388 (2)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	379,351	0.1
4,660,000 (2)		PFP 2017-4 E Ltd., 7.008%, (US0001M + 4.850%), 07/14/2035	4,792,880	1.1
1,250,000 (2)		SLIDE 2018-FUN E, 4.370%, (US0001M + 2.300%), 06/15/2031	1,255,445	0.3
1,250,000 (2)		SLIDE 2018-FUN F, 5.070%, (US0001M + 3.000%), 06/15/2031	1,256,249	0.3
2,700,000 (2)		STWD 2018-URB D Mortgage Trust, 4.113%, (US0001M + 2.050%), 05/15/2035	2,706,793	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
2,500,000	(1)(2)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.457%, 04/10/2046	$2,271,881	0.5
7,458,806	(1)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.239%, 12/15/2047	369,873	0.1
4,227,351 (2)		Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	2,817,472	0.7
16,657,000	(1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.396%, 09/15/2058	1,254,410	0.3
16,657,000	(1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.396%, 09/15/2058	1,218,471	0.3
7,790,000	(1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2016-C37 XEF, 1.600%, 12/15/2049	821,740	0.2
9,678,951	(1)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.698%, 01/15/2059	711,605	0.2
35,041,598	(1)(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.136%, 10/15/2050	2,234,329	0.5
10,343,000	(1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2017-C42 XE, 1.300%, 12/15/2050	964,050	0.2
2,500,000 (2)		Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.315%, (US0001M + 2.157%), 12/15/2036	2,522,565	0.6
39,977,538	(1)(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.998%, 06/15/2051	2,594,370	0.6
2,110,000	(2)(5)(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706, 0.000%, 12/27/2043	2,098,259	0.5
2,000,000	(2)(5)(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,560,868	0.4
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
40,634,745	(1)(2)(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.716%, 12/15/2045	$2,127,709	0.5
1,387,169	(1)(2)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.421%, 03/15/2048	62,077	0.0
1,000,000 (1)		WFRBS Commercial Mortgage Trust 2014-C25 C, 4.468%, 11/15/2047	987,898	0.3
3,911,528		Other Securities	3,867,890	0.9
		Total Commercial Mortgage-Backed Securities (Cost $137,777,445)	139,498,409	33.4
ASSET-BACKED SECURITIES:40.6%
		Cayman Islands: 0.9%
750,000 (2)		LCM XX L.P. 20A-DR, 5.139%, (US0003M + 2.800%), 10/20/2027	750,000	0.2
3,000,000 (2)		Palmer Square Loan Funding 2018-4 D Ltd., 0.000%, (US0003M + 4.250%), 11/15/2026	2,999,997	0.7
			3,749,997	0.9
		Ireland: 0.3%
1,000,000 (2)		Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	999,934	0.3
		United States: 39.4%
854,996	(2)(7)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	851,601	0.2
2,040,182 (2)		Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,027,663	0.5
2,200,000	(1)(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	2,205,500	0.5
1,090,684	(1)(2)(3)(4)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,425,858	(1)(2)(3)(4)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	—	—

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
2,000,000 (2)	Apidos CLO XVII 2014-17A D, 7.086%, (US0003M + 4.750%), 04/17/2026	$1,999,892	0.5
2,850,000 (2)	Apidos CLO XVIII 2014-18A D, 7.547%, (US0003M + 5.200%), 07/22/2026	2,851,140	0.7
2,250,000 (2)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,238,831	0.5
500,000 (2)	Ares XXIX CLO Ltd. 2014-1A C, 5.836%, (US0003M + 3.500%), 04/17/2026	500,061	0.1
900,000 (2)	Atrium CDO Corp. 12A CR, 3.997%, (US0003M + 1.650%), 04/22/2027	892,045	0.2
463,697 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.248%, 10/25/2036	467,342	0.1
1,000,000 (2)	BlueMountain CLO 2013-3A DR, 5.239%, (US0003M + 2.900%), 10/29/2025	999,960	0.2
1,800,000 (2)	BlueMountain CLO 2013-3A E, 6.939%, (US0003M + 4.600%), 10/29/2025	1,782,434	0.4
1,500,000 (2)	BlueMountain CLO 2013-4A DR, 5.489%, (US0003M + 3.150%), 04/15/2025	1,501,302	0.4
1,000,000 (2)	BlueMountain CLO 2015-1A D Ltd., 7.787%, (US0003M + 5.450%), 04/13/2027	999,986	0.2
2,000,000 (2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.998%, (US0003M + 2.650%), 04/20/2027	1,982,740	0.5
3,000,000 (2)	Bowman Park CLO Ltd. 2014-1A E, 7.710%, (US0003M + 5.400%), 11/23/2025	2,999,958	0.7
2,500,000 (2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 3.988%, (US0003M + 1.900%), 07/27/2031	2,490,560	0.6
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
3,200,000 (2)		Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.587%, (US0003M + 2.250%), 04/27/2027	$3,175,971	0.8
514,875 (2)		Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	457,575	0.1
1,716,646 (2)		Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,676,258	0.4
1,395,902 (2)		Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	1,421,678	0.3
1,219,000 (2)		Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	1,225,139	0.3
250,000 (2)		Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	249,694	0.1
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.921%, (US0001M + 0.705%), 09/25/2035	2,429,621	0.6
3,000,000 (2)		Cumberland Park CLO Ltd. 2015-2A DR, 5.048%, (US0003M + 2.700%), 07/20/2028	2,975,466	0.7
500,000 (2)		Dorchester Park CLO Ltd. 2015-1A DR, 4.748%, (US0003M + 2.400%), 04/20/2028	492,985	0.1
1,109,843	(1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	1,074,194	0.3
1,565,000 (2)		Dryden XXV Senior Loan Fund 2012-25A DRR, 5.339%, (US0003M + 3.000%), 10/15/2027	1,565,188	0.4
322,257 (2)		Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	306,131	0.1
853,486	(1)(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	856,127	0.2
456,866 (2)		Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	452,677	0.1
1,124,924 (2)		Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	1,093,529	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
1,074,794 (2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	$995,837	0.2
912,407 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	848,856	0.2
600,000 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	581,849	0.1
1,425,000	First NLC Trust 2005-2 M2, 2.736%, (US0001M + 0.520%), 09/25/2035	1,392,770	0.3
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,486,118	0.3
2,000,000 (2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.714%, (US0003M + 2.400%), 11/15/2026	1,984,866	0.5
3,591,318	GSAA Home Equity Trust 2006-14 A3A, 2.466%, (US0001M + 0.250%), 09/25/2036	2,132,670	0.5
1,309,421	GSAA Home Equity Trust 2007-1 1A1, 2.296%, (US0001M + 0.080%), 02/25/2037	679,824	0.2
1,113,752 (2)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,102,739	0.2
2,494,604 (2)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/2042	2,410,786	0.6
1,500,000 (2)	Home Partners of America 2018-1 E Trust, 4.008%, (US0001M + 1.850%), 07/17/2037	1,489,819	0.4
2,463,000 (2)	Invitation Homes 2018-SFR1 D Trust, 3.608%, (US0001M + 1.450%), 03/17/2037	2,464,641	0.6
65,299	JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 2.356%, (US0001M + 0.140%), 10/25/2036	65,362	0.0
170,383	JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.376%, (US0001M + 0.160%), 06/25/2036	170,471	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
850,000 (2)		Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	$848,043	0.2
1,000,000 (2)		LCM L.P. 17A E, 7.089%, (US0003M + 4.750%), 10/15/2026	999,951	0.2
2,000,000 (2)		LCM XIV L.P. 14A CR, 4.250%, (US0003M + 1.850%), 07/20/2031	1,985,706	0.5
2,500,000 (2)		Madison Park Funding XIII Ltd. 2014-13A DR2, 5.192%, (US0003M + 2.850%), 04/19/2030	2,495,365	0.6
1,000,000	(1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	931,362	0.2
1,198,704	(1)(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,147,072	0.3
1,800,000	(1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.817%, 09/25/2057	1,723,962	0.4
2,653,921 (2)		Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,634,346	0.6
2,436,669 (2)		Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,433,141	0.6
2,000,000 (2)		Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,987,438	0.5
1,182,311 (2)		Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,165,163	0.3
1,500,000 (2)		Mosaic Solar Loans 2017-2A C, 2.000%, 06/22/2043	1,408,954	0.3
1,000,000 (2)		Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.839%, (US0003M + 2.500%), 01/15/2028	991,921	0.2
3,000,000	(2)(8)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.548%, (US0003M + 5.200%), 04/20/2027	2,952,558	0.7
1,039,824 (2)		Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/2022	1,037,808	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,250,000 (2)		Palmer Square CLO 2013-2A CR Ltd., 5.936%, (US0003M + 3.600%), 10/17/2027	$1,250,730	0.3
1,300,000 (2)		Palmer Square CLO 2014-1A BR2 Ltd., 4.186%, (US0003M + 1.850%), 01/17/2031	1,296,351	0.3
2,900,000 (2)		Palmer Square Loan Funding 2017-1A D Ltd., 7.189%, (US0003M + 4.850%), 10/15/2025	2,835,240	0.7
2,750,000 (2)		Palmer Square Loan Funding 2018-1A D Ltd., 6.289%, (US0003M + 3.950%), 04/15/2026	2,702,604	0.6
2,500,000 (2)		Palmer Square Loan Funding 2018-1A E Ltd., 8.239%, (US0003M + 5.900%), 04/15/2026	2,498,052	0.6
2,100,000 (2)		Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,100,383	0.5
2,000,000 (2)		Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	1,975,391	0.5
1,897,000 (2)		Recette CLO Ltd. 2015-1A DR, 5.098%, (US0003M + 2.750%), 10/20/2027	1,890,065	0.5
1,400,000 (2)		Recette Clo Ltd. 2015-1A E, 8.048%, (US0003M + 5.700%), 10/20/2027	1,401,313	0.3
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,010,832	0.5
2,700,000 (2)		Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,651,853	0.6
2,623,000 (2)		SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,520,035	0.6
1,000,000 (2)		SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	962,870	0.2
5,000,000	(1)(2)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/2025	5,058,019	1.2
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,600,000	(1)(2)	Sofi Consumer Loan Program 2016-5 B LLC, 4.550%, 09/25/2028	$1,622,466	0.4
900,000 (2)		Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	890,447	0.2
1,000,000 (2)		Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	984,547	0.2
1,900,000 (2)		Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,871,106	0.4
850,000 (2)		Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	844,039	0.2
2,800,000 (2)		Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,778,495	0.7
1,100,000 (2)		Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,102,301	0.3
815,417 (2)		SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	802,308	0.2
946,524 (2)		SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	936,139	0.2
455,530 (2)		SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	452,404	0.1
1,600,000 (2)		SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,566,465	0.4
3,265,000	(1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,145,620	0.8
1,525,000	(1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,499,033	0.4
1,250,000	(1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,216,783	0.3
1,250,000 (2)		SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,210,196	0.3
1,000,000 (2)		SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	969,941	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
4,000,000 (2)		SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	$3,899,523	0.9
2,050,000 (2)		Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	1,996,899	0.5
2,000,000 (2)		Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	1,992,309	0.5
1,000,000 (2)		Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,000,254	0.2
237,003 (2)		Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	237,035	0.1
578,145		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.386%, (US0001M + 0.170%), 12/25/2036	566,777	0.1
1,100,000 (2)		TES LLC 2017-1A B, 7.740%, 10/20/2047	1,112,006	0.3
800,000 (2)		Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	796,598	0.2
2,000,000 (2)		THL Credit Wind River 2014-1 CRR CLO Ltd., 4.305%, (US0003M + 1.950%), 07/18/2031	1,984,492	0.5
1,100,000	(1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.403%, 11/25/2057	1,129,790	0.3
1,200,000	(1)(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,185,750	0.3
500,000	(1)(2)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	457,682	0.1
3,000,000 (2)		Venture XX CLO Ltd. 2015-20A CR, 4.239%, (US0003M + 1.900%), 04/15/2027	2,994,714	0.7
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
983,760	WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.386%, (US0001M + 0.170%), 07/25/2047	$715,108	0.2
2,705,466	Other Securities	2,748,621	0.7
		164,656,232	39.4
	Total Asset-Backed Securities (Cost $170,120,200)	169,406,163	40.6
	Total Long-Term Investments (Cost $413,658,154)	417,230,070	99.9
SHORT-TERM INVESTMENTS: 0.6%
	Commercial Paper: 0.5%
945,000	Kroger Co., 6.950%, 10/01/2018	944,820	0.2
1,300,000	Waste Management, Inc., 7.130%, 10/01/2018	1,299,746	0.3
		2,244,566	0.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
339,000 (9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $339,000)	339,000	0.1
	Total Short-Term Investments (Cost $2,584,000)	2,583,566	0.6
	Total Investments in Securities (Cost $416,242,154)	$419,813,636	100.5
	Liabilities in Excess of Other Assets	(1,944,070)	(0.5)
	Net Assets	$417,869,566	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of September 30, 2018.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.

(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2018.

(8)
Settlement is on a when-issued or delayed-delivery basis.

(9)
Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
12MTA 12-month Treasury Average
US0001M 1-month LIBOR
US0003M 3-month LIBOR
Sector Diversification	Percentage of Net Assets
Commercial Mortgage-Backed Securities	33.4%
Other Asset-Backed Securities	28.6
Collateralized Mortgage Obligations	25.9
Student Loan Asset-Backed Securities	8.7
Automobile Asset-Backed Securities	1.8
Home Equity Asset-Backed Securities	1.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$107,125,498	$1,200,000	$108,325,498
Asset-Backed Securities	—	169,406,163	—	169,406,163
Commercial Mortgage-Backed Securities	—	139,498,409	—	139,498,409
Short-Term Investments	339,000	2,244,566	—	2,583,566
Total Investments, at fair value	$339,000	$418,274,636	$1,200,000	$419,813,636
Other Financial Instruments+
Futures	864,315	—	—	864,315
Total Assets	$1,203,315	$418,274,636	$1,200,000	$420,677,951
Liabilities Table
Other Financial Instruments+
Futures	$(1,659,518)	$—	$—	$(1,659,518)
Total Liabilities	$(1,659,518)	$—	$—	$(1,659,518)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2018 (Unaudited) (continued)

At September 30, 2018, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	139	12/19/18	$19,529,500	$(604,042)
U.S. Treasury Ultra 10-Year Note	310	12/19/18	39,060,000	(707,631)
U.S. Treasury Ultra Long Bond	63	12/19/18	9,719,719	(347,845)
			$68,309,219	$(1,659,518)
Short Contracts:
U.S. Treasury 10-Year Note	(65)	12/19/18	(7,720,781)	8,160
U.S. Treasury 2-Year Note	(352)	12/31/18	(74,178,501)	217,961
U.S. Treasury 5-Year Note	(734)	12/31/18	(82,557,797)	638,194
			$(164,457,079)	$864,315

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$864,315
Total Asset Derivatives		$864,315
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$1,659,518
Total Liability Derivatives		$1,659,518

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,235,010
Total	$1,235,010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,871,679)
Total	$(1,871,679)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $416,271,705.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,554,489
Gross Unrealized Depreciation	(5,807,761)
Net Unrealized Appreciation	$2,746,728

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107         (0918-111618)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.4%
		Basic Materials: 2.0%
500,000	(1)	Anglo American Capital PLC, 3.750%, 04/10/2022	493,988	0.4
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	601,660	0.4
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	627,300	0.4
500,000	(1)	Corp Nacional del Cobre de Chile, 3.625%, 08/01/2027	479,430	0.3
231,000		RPM International, Inc., 4.250%, 01/15/2048	203,039	0.1
550,000	(1)	Syngenta Finance NV, 5.182%, 04/24/2028	526,914	0.4
			2,932,331	2.0

		Communications: 9.2%
339,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	363,748	0.3
286,000		21st Century Fox America, Inc., 6.550%, 03/15/2033	360,684	0.2
550,000		Alibaba Group Holding Ltd, 4.200%, 12/06/2047	501,946	0.3
237,000		Amazon.com, Inc., 4.250%, 08/22/2057	237,558	0.2
156,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	150,252	0.1
85,000		AT&T, Inc., 4.550%, 03/09/2049	74,680	0.1
327,000		AT&T, Inc., 4.750%, 05/15/2046	299,395	0.2
391,000		AT&T, Inc., 4.800%, 06/15/2044	361,360	0.2
913,000	(1)	AT&T, Inc., 4.900%, 08/15/2037	874,512	0.6
283,000	(1)	AT&T, Inc., 5.150%, 11/15/2046	271,121	0.2
799,000		AT&T, Inc., 5.250%, 03/01/2037	797,691	0.6
110,000	(1)	AT&T, Inc., 5.300%, 08/15/2058	105,240	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	16,893	0.0
526,000		CBS Corp., 5.500%, 05/15/2033	553,092	0.4
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	434,440	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
321,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	326,254	0.2
401,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	431,930	0.3
284,000		Comcast Corp., 3.400%, 07/15/2046	230,003	0.2
319,000		Comcast Corp., 3.900%, 03/01/2038	292,310	0.2
585,000		Comcast Corp., 4.250%, 01/15/2033	573,887	0.4
419,000		Discovery Communications LLC, 3.950%, 03/20/2028	398,544	0.3
339,000		Discovery Communications LLC, 5.000%, 09/20/2037	330,760	0.2
420,000		Interpublic Group of Cos, Inc./The, 4.650%, 10/01/2028	421,229	0.3
165,000		Interpublic Group of Cos, Inc./The, 5.400%, 10/01/2048	164,394	0.1
200,000	(1)	Telecom Italia SpA, 5.303%, 05/30/2024	195,000	0.1
126,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	120,897	0.1
187,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	184,195	0.1
20,000		Telecom Italia Capital SA, 7.200%, 07/18/2036	20,700	0.0
400,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	384,953	0.3
255,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	248,250	0.2
398,000		Verizon Communications, Inc., 4.500%, 08/10/2033	395,810	0.3
148,000		Verizon Communications, Inc., 4.522%, 09/15/2048	141,391	0.1
488,000		Verizon Communications, Inc., 4.812%, 03/15/2039	492,460	0.3
560,000		Verizon Communications, Inc., 5.250%, 03/16/2037	598,134	0.4
317,000		Viacom, Inc., 4.375%, 03/15/2043	277,212	0.2
252,000		Viacom, Inc., 5.850%, 09/01/2043	267,084	0.2
730,000		Vodafone Group PLC, 4.125%, 05/30/2025	725,105	0.5
600,000		Vodafone Group PLC, 4.375%, 05/30/2028	591,967	0.4
			13,215,081	9.2

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 6.5%
83,700		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	83,165	0.1
330,097		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	322,343	0.2
158,844		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	164,135	0.1
176,825		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	170,905	0.1
254,475	(3)	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	256,697	0.2
49,324		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	50,576	0.0
221,348		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	226,035	0.2
364,252		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	364,182	0.2
692,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	669,415	0.5
237,000		Ford Motor Co., 4.346%, 12/08/2026	223,530	0.1
92,000		Ford Motor Co., 5.291%, 12/08/2046	82,108	0.1
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	295,697	0.2
450,000		Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	444,784	0.3
200,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	198,340	0.1
215,000		General Motors Co., 5.150%, 04/01/2038	200,353	0.1
145,000		General Motors Co., 6.750%, 04/01/2046	157,253	0.1
311,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	297,506	0.2
425,000		Nordstrom, Inc., 5.000%, 01/15/2044	392,700	0.3
419,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	398,012	0.3
400,000		Ralph Lauren Corp., 3.750%, 09/15/2025	395,791	0.3
453,000		Royal Caribbean Cruises Ltd., 3.700%, 03/15/2028	420,663	0.3
340,000		Starbucks Corp., 3.800%, 08/15/2025	338,157	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
410,000	Toyota Motor Credit Corp., 3.450%, 09/20/2023	409,116	0.3
370,347	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	380,680	0.3
122,162	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	122,798	0.1
608,123	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	579,438	0.4
335,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	323,585	0.2
271,516	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	278,195	0.2
231,736	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	244,719	0.2
344,456	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	352,681	0.2
330,000	Walmart, Inc., 3.950%, 06/28/2038	329,753	0.2
225,000	Walmart, Inc., 4.050%, 06/29/2048	225,447	0.2
		9,398,759	6.5

	Consumer, Non-cyclical: 13.7%
330,000	Abbott Laboratories, 3.750%, 11/30/2026	329,533	0.2
48,000	Abbott Laboratories, 4.900%, 11/30/2046	52,263	0.0
1,031,000	AbbVie, Inc., 3.200%, 05/14/2026	961,267	0.7
472,000	AbbVie, Inc., 3.600%, 05/14/2025	457,350	0.3
410,000	AbbVie, Inc., 4.250%, 11/14/2028	404,686	0.3
95,000	AbbVie, Inc., 4.450%, 05/14/2046	88,234	0.1
284,000	Aetna, Inc., 2.800%, 06/15/2023	272,379	0.2
137,000	Aetna, Inc., 4.500%, 05/15/2042	132,019	0.1
334,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	303,273	0.2
1,223,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,230,182	0.9
292,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	281,548	0.2
177,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	166,529	0.1
315,000	Anthem, Inc., 4.625%, 05/15/2042	308,451	0.2

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
264,000		Anthem, Inc., 5.100%, 01/15/2044	274,212	0.2
567,000		Becton Dickinson and Co., 3.363%, 06/06/2024	548,356	0.4
380,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	376,591	0.3
217,000		Cardinal Health, Inc., 4.900%, 09/15/2045	207,279	0.1
663,000		Celgene Corp., 4.550%, 02/20/2048	618,376	0.4
207,000		Celgene Corp., 5.000%, 08/15/2045	206,170	0.1
179,000		CVS Health Corp., 4.300%, 03/25/2028	177,575	0.1
951,000		CVS Health Corp., 4.780%, 03/25/2038	946,561	0.7
982,000		CVS Health Corp., 5.050%, 03/25/2048	1,007,101	0.7
289,000		General Mills, Inc., 4.550%, 04/17/2038	277,576	0.2
220,000	(3)	General Mills, Inc., 4.700%, 04/17/2048	211,613	0.1
875,000	(1)	Halfmoon Parent, Inc., 4.375%, 10/15/2028	873,718	0.6
830,000	(1)	Halfmoon Parent, Inc., 4.800%, 08/15/2038	831,342	0.6
600,000	(1)	Halfmoon Parent, Inc., 4.900%, 12/15/2048	601,599	0.4
153,000		Johnson & Johnson, 3.400%, 01/15/2038	142,640	0.1
312,000		Johnson & Johnson, 3.500%, 01/15/2048	286,061	0.2
250,000		Johnson & Johnson, 4.375%, 12/05/2033	266,747	0.2
898,000	(1)	Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	903,768	0.6
760,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	773,011	0.5
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	254,298	0.2
345,000		Kroger Co., 3.875%, 10/15/2046	288,411	0.2
400,000		Kroger Co/The, 4.000%, 02/01/2024	400,531	0.3
150,000		Kroger Co/The, 5.150%, 08/01/2043	149,487	0.1
894,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	812,078	0.6
585,000	(1)	Mylan, Inc., 4.550%, 04/15/2028	569,548	0.4
410,000	(1)	Nestle Holdings, Inc., 3.625%, 09/24/2028	405,872	0.3
415,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	406,551	0.3
500,000		Pfizer, Inc., 4.100%, 09/15/2038	498,168	0.3
859,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	830,512	0.6
213,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	206,676	0.1
338,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	371,615	0.3
			19,711,757	13.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 8.6%
215,000		Andeavor, 3.800%, 04/01/2028	204,738	0.1
372,000		Andeavor, 4.500%, 04/01/2048	347,542	0.2
205,000		Apache Corp., 4.250%, 01/15/2044	183,215	0.1
300,000		Apache Corp., 4.375%, 10/15/2028	295,537	0.2
305,000		Apache Corp., 5.250%, 02/01/2042	307,216	0.2
400,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	390,072	0.3
219,000		Cenovus Energy, Inc., 4.450%, 09/15/2042	192,372	0.1
202,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	200,624	0.1
614,000		Cimarex Energy Co., 3.900%, 05/15/2027	586,946	0.4
574,000		Concho Resources, Inc., 4.375%, 01/15/2025	578,424	0.4
168,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	164,909	0.1
330,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	327,957	0.2
415,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	421,467	0.3
403,000	(2)	Enbridge, Inc., 6.250%, 03/01/2078	390,211	0.3
557,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	540,786	0.4
170,000		Energy Transfer Partners L.P., 6.500%, 02/01/2042	187,037	0.1
481,000	(2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	446,647	0.3
428,000		EOG Resources, Inc., 2.625%, 03/15/2023	412,775	0.3
503,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	532,797	0.4
236,000		MPLX L.P., 4.000%, 02/15/2025	232,954	0.2
366,000		MPLX L.P., 4.000%, 03/15/2028	352,518	0.2
326,000		MPLX L.P., 5.200%, 03/01/2047	327,388	0.2
260,000		Noble Energy, Inc., 3.850%, 01/15/2028	245,945	0.2
90,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	86,714	0.1
445,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	450,138	0.3
365,000		Shell International Finance BV, 4.000%, 05/10/2046	357,476	0.2
418,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	397,406	0.3

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	200,706	0.1
378,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	374,700	0.3
146,000		Western Gas Partners L.P., 5.300%, 03/01/2048	134,091	0.1
420,000		Western Gas Partners L.P., 4.500%, 03/01/2028	403,430	0.3
435,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	442,357	0.3
677,000		Williams Partners L.P., 3.600%, 03/15/2022	673,455	0.5
563,000		Williams Partners L.P., 3.750%, 06/15/2027	538,247	0.4
500,000		Williams Partners L.P., 4.500%, 11/15/2023	509,668	0.4
			12,438,465	8.6

		Financial: 31.1%
354,000		American International Group, Inc., 4.500%, 07/16/2044	333,029	0.2
382,000		American International Group, Inc., 4.700%, 07/10/2035	381,727	0.3
411,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	430,431	0.3
762,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	777,240	0.5
278,000		Athene Holding Ltd., 4.125%, 01/12/2028	260,089	0.2
708,000		Bank of America Corp., 3.248%, 10/21/2027	659,107	0.5
858,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	805,725	0.6
319,000	(2)	Bank of America Corp., 3.593%, 07/21/2028	304,286	0.2
700,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	700,269	0.5
100,000		Bank of America Corp., 3.950%, 04/21/2025	97,952	0.1
180,000	(2)	Bank of America Corp., 3.970%, 03/05/2029	175,795	0.1
1,147,000		Bank of America Corp., 4.183%, 11/25/2027	1,120,906	0.8
461,000		Bank of America Corp., 4.250%, 10/22/2026	455,963	0.3
500,000		Bank of America Corp., 4.450%, 03/03/2026	501,125	0.3
618,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	704,392	0.5
836,000	(2)	Barclays PLC, 7.750%, 12/31/2199	840,180	0.6
770,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	765,443	0.5
820,000	(1)	BPCE S.A., 4.625%, 07/11/2024	812,859	0.6
600,000		Capital One Financial Corp., 3.800%, 01/31/2028	567,509	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
641,000		CIT Group, Inc., 4.750%, 02/16/2024	643,083	0.4
893,000		Citigroup, Inc., 2.900%, 12/08/2021	874,840	0.6
56,000		Citigroup, Inc., 4.125%, 07/25/2028	54,134	0.0
750,000		Citigroup, Inc., 4.450%, 09/29/2027	741,720	0.5
668,000		CME Group, Inc., 3.000%, 09/15/2022	658,887	0.5
586,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	668,818	0.5
1,200,000		Compass Bank, 3.500%, 06/11/2021	1,194,613	0.8
800,000	(1),(2)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	847,400	0.6
250,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	254,041	0.2
913,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	976,994	0.7
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	412,563	0.3
250,000	(2)	Danske Bank A/S, 7.000%, 12/31/2199	237,818	0.2
420,000	(2)	Discover Bank, 4.682%, 08/09/2028	416,207	0.3
1,027,000	(1)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	1,016,789	0.7
1,960,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,915,652	1.3
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	607,478	0.4
373,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	433,674	0.3
501,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	484,282	0.3
848,000	(2)	Goldman Sachs Group, Inc./The, 2.908%, 06/05/2023	820,979	0.6
302,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	363,477	0.2
780,000	(2)	HSBC Holdings PLC, 3.950%, 05/18/2024	775,195	0.5
364,000	(2)	HSBC Holdings PLC, 4.583%, 06/19/2029	364,832	0.2
388,000	(2)	HSBC Holdings PLC, 6.250%, 12/31/2199	387,030	0.3
670,000		ING Groep NV, 4.550%, 10/02/2028	667,796	0.5
378,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	372,275	0.3
500,000	(1)	Intesa Sanpaolo SpA, 5.710%, 01/15/2026	456,598	0.3
516,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	464,374	0.3

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
356,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	345,919	0.2
243,000	(2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	230,313	0.2
269,000	(2)	JPMorgan Chase & Co., 3.882%, 07/24/2038	251,728	0.2
694,000	(2)	JPMorgan Chase & Co., 3.897%, 01/23/2049	632,351	0.4
198,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	198,018	0.1
400,000	(2)	JPMorgan Chase & Co., 4.005%, 04/23/2029	393,471	0.3
169,000	(2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	157,235	0.1
548,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	546,077	0.4
580,000	(2)	JPMorgan Chase & Co., 4.203%, 07/23/2029	577,845	0.4
430,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	433,437	0.3
485,000		Morgan Stanley, 3.125%, 07/27/2026	452,073	0.3
437,000	(2)	Morgan Stanley, 3.737%, 04/24/2024	434,355	0.3
382,000		Morgan Stanley, 4.100%, 05/22/2023	384,670	0.3
281,000		Morgan Stanley, 4.350%, 09/08/2026	279,084	0.2
454,000		Morgan Stanley, 4.375%, 01/22/2047	442,954	0.3
196,000	(2)	Morgan Stanley, 4.457%, 04/22/2039	194,813	0.1
600,000	(1),(2)	Nationwide Building Society, 4.125%, 10/18/2032	548,667	0.4
800,000		Old Republic International Corp., 4.875%, 10/01/2024	823,893	0.6
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	103,360	0.1
836,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	832,640	0.6
1,233,000	(2)	Royal Bank of Scotland Group PLC, 5.076%, 01/27/2030	1,237,313	0.9
1,200,000	(2)	Skandinaviska Enskilda Banken AB, 5.750%, 12/31/2199	1,210,349	0.8
1,147,000	(1),(2)	Standard Chartered PLC, 3.885%, 03/15/2024	1,121,645	0.8
373,000	(2)	Svenska Handelsbanken AB, 5.250%, 12/31/2199	368,082	0.2
983,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,017,208	0.7
900,000		UBS AG, 5.125%, 05/15/2024	910,897	0.6
751,000		UDR, Inc., 3.500%, 01/15/2028	709,494	0.5
835,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	831,889	0.6
454,000		Wells Fargo & Co., 4.750%, 12/07/2046	452,570	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
392,000	(2)	Westpac Banking Corp./New Zealand, 5.000%, 12/31/2199	348,948	0.2
553,000		XLIT Ltd., 5.500%, 03/31/2045	585,600	0.4
			44,862,474	31.1

		Industrial: 3.3%
110,000		Burlington Northern Santa Fe LLC, 4.150%, 12/15/2048	108,857	0.1
279,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	313,039	0.2
286,000		Corning, Inc., 4.375%, 11/15/2057	251,109	0.2
608,000		CSX Corp., 4.650%, 03/01/2068	589,345	0.4
196,000		General Electric Co., 4.500%, 03/11/2044	185,003	0.1
176,000		Norfolk Southern Corp., 3.800%, 08/01/2028	174,420	0.1
177,000		Norfolk Southern Corp., 4.050%, 08/15/2052	166,212	0.1
125,000		Owens Corning, 4.300%, 07/15/2047	101,077	0.1
184,000		Owens Corning, 4.400%, 01/30/2048	152,719	0.1
334,000		Packaging Corp. of America, 2.450%, 12/15/2020	327,666	0.2
258,000		Rockwell Collins, Inc., 4.350%, 04/15/2047	246,786	0.2
235,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	230,139	0.2
328,000		Union Pacific Corp., 3.950%, 09/10/2028	329,336	0.2
200,000		Union Pacific Corp., 4.500%, 09/10/2048	204,049	0.1
400,000		United Parcel Service, Inc., 2.800%, 11/15/2024	384,146	0.3
250,000		United Technologies Corp., 4.450%, 11/16/2038	248,764	0.2
165,000		United Technologies Corp., 4.625%, 11/16/2048	165,674	0.1
334,000		United Technologies Corp., 4.050%, 05/04/2047	305,992	0.2
314,000		Vulcan Materials Co., 4.500%, 06/15/2047	281,795	0.2
			4,766,128	3.3

		Technology: 3.8%
678,000		Apple, Inc., 3.000%, 11/13/2027	643,926	0.4
289,000		Apple, Inc., 3.200%, 05/13/2025	283,581	0.2
463,000		Apple, Inc., 3.250%, 02/23/2026	452,769	0.3
411,000		Apple, Inc., 4.250%, 02/09/2047	419,787	0.3
446,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	475,681	0.3

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
379,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	472,016	0.3
273,000		Intel Corp., 3.734%, 12/08/2047	254,608	0.2
693,000		Microsoft Corp., 3.450%, 08/08/2036	661,474	0.5
586,000		Microsoft Corp., 4.500%, 02/06/2057	632,951	0.4
473,000		Oracle Corp., 3.250%, 11/15/2027	455,577	0.3
689,000		Oracle Corp., 3.800%, 11/15/2037	656,907	0.5
156,000		Oracle Corp., 4.000%, 11/15/2047	148,200	0.1
			5,557,477	3.8

		Utilities: 12.2%
276,000		Alabama Power Co., 5.700%, 02/15/2033	309,894	0.2
211,000		Arizona Public Service Co., 4.200%, 08/15/2048	208,558	0.1
420,000		Black Hills Corp., 5.875%, 07/15/2020	436,369	0.3
288,000		CenterPoint Energy Houston Electric LLC, 3.950%, 03/01/2048	279,085	0.2
170,000	(2)	CenterPoint Energy, Inc., 6.125%, 12/31/2199	173,187	0.1
1,017,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	960,604	0.7
1,020,000		Dominion Energy, Inc., 2.579%, 07/01/2020	1,007,155	0.7
580,000	(1)	Electricite de France SA, 4.500%, 09/21/2028	571,703	0.4
830,000	(1)	Enel Finance International NV, 4.875%, 06/14/2029	805,371	0.6
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	397,657	0.3
920,000		Exelon Corp., 5.150%, 12/01/2020	947,127	0.7
196,000		Florida Power & Light Co., 3.700%, 12/01/2047	180,662	0.1
244,000		Florida Power & Light Co., 4.125%, 06/01/2048	244,803	0.2
125,000		Florida Power & Light Co., 5.625%, 04/01/2034	146,321	0.1
289,000		Georgia Power Co., 4.300%, 03/15/2042	275,064	0.2
625,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	625,162	0.4
421,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	408,643	0.3
304,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	301,358	0.2
383,000		Mississippi Power Co., 3.950%, 03/30/2028	375,311	0.3
65,000		Mississippi Power Co., 4.250%, 03/15/2042	61,369	0.0
130,000		Mississippi Power Co., 4.750%, 10/15/2041	125,696	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
674,000		NextEra Energy Capital Holdings, Inc., 2.800%, 01/15/2023	652,093	0.4
456,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	452,739	0.3
306,000		NiSource, Inc., 4.375%, 05/15/2047	292,898	0.2
170,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	155,630	0.1
350,000		Pacific Gas & Electric Co., 3.500%, 06/15/2025	334,309	0.2
234,000		Pacific Gas & Electric Co., 4.450%, 04/15/2042	216,723	0.1
330,000	(1)	Pacific Gas & Electric Co., 4.650%, 08/01/2028	332,178	0.2
90,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	100,588	0.1
82,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	92,540	0.1
150,000		Pacific Gas & Electric Co., 6.250%, 03/01/2039	173,226	0.1
834,000		PNM Resources, Inc., 3.250%, 03/09/2021	826,681	0.6
367,000		Public Service Electric & Gas Co., 4.050%, 05/01/2048	364,907	0.3
1,170,000		Sempra Energy, 3.550%, 06/15/2024	1,144,502	0.8
170,000		Sempra Energy, 4.050%, 12/01/2023	171,118	0.1
420,000		South Carolina Electric & Gas Co., 4.250%, 08/15/2028	418,895	0.3
375,000		South Carolina Electric & Gas Co., 4.500%, 06/01/2064	346,177	0.2
400,000		Southern California Edison Co., 3.400%, 06/01/2023	396,327	0.3
733,000		Southern California Edison Co., 3.650%, 03/01/2028	716,453	0.5
250,000		Southern California Edison Co., 3.700%, 08/01/2025	248,490	0.2
298,000		Southern California Edison Co., 4.125%, 03/01/2048	285,073	0.2
263,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	251,078	0.2
170,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	194,269	0.1
542,000		WEC Energy Group, Inc., 3.375%, 06/15/2021	542,494	0.4
			17,550,487	12.2

	Total Corporate Bonds/Notes (Cost $132,685,884)		130,432,959	90.4

U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury Bonds: 1.6%
2,369,000		3.125%, 05/15/2048	2,336,796	1.6

 See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 4.8%
530,000	2.625%, 08/31/2020	528,168	0.4
422,000	2.750%, 09/15/2021	420,450	0.3
1,048,000	2.750%, 08/31/2023	1,039,014	0.7
3,866,000	2.875%, 08/15/2028	3,807,935	2.6
1,079,000	3.000%, 09/30/2025	1,078,073	0.8
		6,873,640	4.8

	Total U.S. Treasury Obligations (Cost $9,197,364)	9,210,436	6.4

	Total Long-Term Investments (Cost $141,883,248)	139,643,395	96.8

SHORT-TERM INVESTMENTS: 0.3%
		Securities Lending Collateral(4): 0.3%
405,024	Citibank N.A., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $405,099, collateralized by various U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $413,773, due 01/01/28-06/01/48) (Cost $405,024)	405,024	0.3

	Total Short-Term Investments (Cost $405,024)	405,024	0.3

	Total Investments in Securities (Cost $142,288,272)	$140,048,419	97.1
	Assets in Excess of Other Liabilities	4,186,120	2.9
	Net Assets	$144,234,539	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

 See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.4%
		Argentina: 2.7%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	500,625	0.5
1,000,000	(1),(2),(3)	Banco Macro SA, 6.750%, 11/04/2026	840,000	0.8
500,000	(1)	YPF SA, 8.500%, 03/23/2021	505,625	0.5
500,000		YPF SA, 8.750%, 04/04/2024	499,375	0.5
500,000	(1)	YPF SA, 8.750%, 04/04/2024	499,375	0.4
			2,845,000	2.7

		Brazil: 8.3%
750,000	(1),(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	692,100	0.7
600,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	576,420	0.5
1,000,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	956,250	0.9
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	588,500	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	248,425	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	736,238	0.7
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	620,375	0.6
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	268,215	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	470,625	0.4
1,000,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	895,250	0.9
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	760,725	0.7
700,000	(1)	Rede D'or Finance Sarl, 4.950%, 01/17/2028	607,250	0.6
1,000,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	968,750	0.9
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	314,334	0.3
			8,703,457	8.3

		Chile: 6.3%
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	641,081	0.6
675,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	666,563	0.6
1,350,000	(1),(2)	Cencosud SA, 5.150%, 02/12/2025	1,346,185	1.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Chile (continued)
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	642,938	0.6
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	270,300	0.3
600,000	(1)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	609,654	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	509,348	0.5
1,000,000	(1)	SACI Falabella, 3.750%, 10/30/2027	934,900	0.9
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	448,241	0.4
500,000	(1)	Telefonica Chile SA, 3.875%, 10/12/2022	498,046	0.5
			6,567,256	6.3

		China: 6.6%
1,500,000	(2)	Bank of China Ltd., 5.000%, 11/13/2024	1,533,104	1.5
1,500,000	(3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,486,290	1.4
350,000		China Evergrande Group, 8.750%, 06/28/2025	314,648	0.3
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	309,238	0.3
500,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	503,715	0.5
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,003,387	0.9
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	624,335	0.6
200,000		Shimao Property Holdings Ltd., 8.375%, 02/10/2022	210,250	0.2
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	899,846	0.9
			6,884,813	6.6

		Colombia: 5.5%
1,500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,496,250	1.4
750,000		Banco de Bogota SA, 4.375%, 08/03/2027	717,000	0.7
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,590,050	1.5
250,000		Ecopetrol SA, 5.875%, 05/28/2045	248,187	0.3
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	946,844	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	706,559	0.7
			5,704,890	5.5

See Accompanying Notes to Financial Statements

1

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		France: 0.8%
900,000		Altice Financing SA, 7.500%, 05/15/2026	879,750	0.8

		Ghana: 0.6%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	400,580	0.4
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	195,250	0.2
			595,830	0.6

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	168,314	0.2

		India: 5.5%
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	990,308	0.9
500,000	(1),(2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	463,817	0.4
1,000,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	956,905	0.9
2,000,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	1,841,400	1.8
1,000,000	(1)	Vedanta Resources PLC, 6.375%, 07/30/2022	966,250	0.9
600,000		Vedanta Resources PLC, 7.125%, 05/31/2023	587,250	0.6
			5,805,930	5.5

		Indonesia: 2.5%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,192,027	1.1
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	516,369	0.5
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	938,854	0.9
			2,647,250	2.5

		Israel: 3.8%
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	952,750	0.9
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	549,813	0.5
850,000	(1)	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	934,681	0.9
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	445,625	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,041,973	1.0
			3,924,842	3.8

		Jamaica: 1.8%
1,250,000		Digicel Ltd., 6.000%, 04/15/2021	1,164,063	1.1
350,000	(1),(2)	Digicel Ltd., 6.000%, 04/15/2021	325,937	0.3
500,000	(1),(2)	Digicel Ltd., 6.750%, 03/01/2023	419,375	0.4
			1,909,375	1.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Kazakhstan: 1.9%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	278,596	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,733,090	1.6
			2,011,686	1.9

		Kuwait: 0.9%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	984,250	0.9

		Malaysia: 0.9%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	979,832	0.9

		Mauritius: 0.7%
700,000		Liquid Telecommunications Financing Plc, 8.500%, 07/13/2022	719,615	0.7

		Mexico: 6.0%
800,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 12/31/2199	812,000	0.8
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	537,105	0.5
250,000		Cemex Finance LLC, 6.000%, 04/01/2024	258,132	0.3
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	255,000	0.2
600,000	(1)	Cemex SAB de CV, 5.700%, 01/11/2025	612,000	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	548,125	0.5
500,000	(1),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	503,750	0.5
680,000	(1)	Mexichem SAB de CV, 4.000%, 10/04/2027	629,850	0.6
1,000,000		Mexico City Airport Trust, 4.250%, 10/31/2026	943,750	0.9
500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	512,000	0.5
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	615,594	0.6
			6,227,306	6.0

		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	481,875	0.5
750,000		OCP SA, 5.625%, 04/25/2024	772,218	0.7
700,000		OCP SA, 6.875%, 04/25/2044	752,139	0.7
			2,006,232	1.9

		Panama: 1.0%
1,050,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	1,042,125	1.0

See Accompanying Notes to Financial Statements

2

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: 4.7%
750,000	(3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	795,000	0.8
500,000	(3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	535,500	0.5
1,300,000	(1)	Cementos Pacasmayo SAA, 4.500%, 02/08/2023	1,293,513	1.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	465,000	0.4
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	304,500	0.3
700,000	(1)	Inretail Pharma SA, 5.375%, 05/02/2023	710,500	0.7
50,000		Southern Copper Corp., 5.250%, 11/08/2042	50,663	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	656,564	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/2040	147,848	0.1
			4,959,088	4.7

		Philippines: 1.1%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,185,177	1.1

		Russia: 8.9%
800,000		Evraz Group SA, 8.250%, 01/28/2021	844,800	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/2022	1,225,350	1.2
1,100,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	1,138,325	1.1
1,900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/2022	2,004,853	1.9
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	232,212	0.2
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	488,691	0.5
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	494,566	0.5
1,000,000	(3)	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/2024	999,000	0.9
500,000		VEON Holdings BV, 4.950%, 06/16/2024	479,980	0.5
400,000	(1)	VEON Holdings BV, 4.950%, 06/16/2024	383,984	0.4
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	979,549	0.9
			9,271,310	8.9

		Singapore: 1.8%
1,000,000	(1),(3)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,003,043	1.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Singapore (continued)
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	895,466	0.8
			1,898,509	1.8

		South Africa: 2.6%
1,000,000	(2)	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,012,900	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	398,279	0.4
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	545,875	0.5
750,000	(1)	Growthpoint Properties International Pty Ltd., 5.872%, 05/02/2023	757,567	0.7
			2,714,621	2.6

		South Korea: 1.8%
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	1,928,022	1.8

		Thailand: 2.0%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	777,048	0.8
1,000,000	(1),(3)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	966,506	0.9
313,000	(1),(3)	PTTEP Treasury Center Co. Ltd., 4.875%, 12/31/2199	314,956	0.3
			2,058,510	2.0

		Turkey: 6.1%
500,000	(1)	QNB Finansbank AS/Turkey, 4.875%, 05/19/2022	463,950	0.4
800,000	(1)	Tupras Turkiye Petrol Rafinerileri AS, 4.500%, 10/18/2024	706,360	0.7
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/2022	693,919	0.7
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	695,011	0.7
250,000		Turkiye Is Bankasi AS, 5.000%, 06/25/2021	216,675	0.2
625,000		Turkiye Is Bankasi AS, 5.375%, 10/06/2021	541,344	0.5
700,000		Turkiye Is Bankasi AS, 5.500%, 04/21/2022	594,418	0.6
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	890,922	0.8
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/2018	996,440	1.0
600,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	545,070	0.5
			6,344,109	6.1

		United Arab Emirates: 4.8%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	989,800	1.0
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,063,285	1.0

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
700,000	DP World Ltd., 6.850%, 07/02/2037	804,531	0.8
1,050,000	(3) First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,047,375	1.0
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	500,625	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	223,267	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	351,680	0.3
		4,980,563	4.8

	Zambia: 0.7%
750,000	(1) First Quantum Minerals Ltd., 7.250%, 04/01/2023	716,250	0.7

	Total Corporate Bonds/Notes
	(Cost $98,698,287)	96,663,912	92.4

FOREIGN GOVERNMENT BONDS: 2.2%
	Indonesia: 0.5%
500,000	Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	498,750	0.5

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	386,270	0.4

	Saudi Arabia: 1.3%
1,400,000	(1) Saudi Government International Bond, 4.000%, 04/17/2025	1,403,340	1.3

	Total Foreign Government Bonds
	(Cost $2,312,563)	2,288,360	2.2

	Total Long-Term Investments
	(Cost $101,010,850)	98,952,272	94.6

SHORT-TERM INVESTMENTS: 8.1%
	Commercial Paper: 3.7%
700,000	Autozone, Inc., 4.040%, 10/03/2018	699,768	0.7
1,100,000	Comcast Corp., 3.010%, 10/09/2018	1,099,185	1.0
1,000,000	DowDuPont, Inc., 3.980%, 10/03/2018	999,673	1.0
1,100,000	Duke Energy, 3.640%, 10/04/2018	1,099,561	1.0
		3,898,187	3.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): 4.3%
1,066,869	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,088,206, due 10/25/18-08/20/68)	1,066,869	1.0
1,066,869	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,088,206, due 10/25/18-09/09/49)	1,066,869	1.1
224,275	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $224,316, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $228,761, due 05/23/19-09/09/49)	224,275	0.2
1,066,869	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,067,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,088,206, due 09/30/18-08/20/68)	1,066,869	1.0

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,066,869	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,067,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,088,206, due 10/04/18-09/09/49)	1,066,869	1.0
		4,491,751	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
114,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $114,000)	114,000	0.1

	Total Short-Term Investments
	(Cost $8,504,736)	8,503,938	8.1

	Total Investments in Securities (Cost $109,515,586)	$107,456,210	102.7
	Liabilities in Excess of Other Assets	(2,856,728)	(2.7)
	Net Assets	$104,599,482	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.3%
		Brazil: 3.2%
1,000,000	(1),(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	922,800	0.5
1,000,000	(2)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	960,700	0.6
500,000	(2)	Klabin Finance SA, 4.875%, 09/19/2027	443,125	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,119,062	0.6
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,014,300	0.6
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,097,000	0.6
			5,556,987	3.2

		Chile: 4.1%
1,500,000	(2)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,388,545	0.8
1,250,000	(2)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	1,219,263	0.7
2,000,000	(2)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,905,547	1.1
750,000	(2)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	675,750	0.4
500,000		Enel Americas SA, 4.000%, 10/25/2026	477,250	0.3
1,500,000	(2)	SACI Falabella, 3.750%, 10/30/2027	1,402,350	0.8
			7,068,705	4.1

		China: 1.3%
1,000,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	1,007,430	0.6
1,300,000	(2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,231,368	0.7
			2,238,798	1.3

		Croatia: 0.6%
975,000	(2)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,025,992	0.6

		Georgia: 0.6%
1,000,000	(2)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,030,246	0.6

		Indonesia: 2.6%
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	745,017	0.4
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,236,321	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Indonesia (continued)
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	704,140	0.4
2,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,877,708	1.1
			4,563,186	2.6

		Israel: 0.8%
1,500,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,429,125	0.8

		Kazakhstan: 1.8%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,004,690	0.6
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	494,399	0.3
1,500,000	(2)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,578,870	0.9
			3,077,959	1.8

		Mexico: 6.9%
1,000,000	(2),(3)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/2026	978,750	0.6
2,000,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,975,000	1.1
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/2026	548,125	0.3
1,000,000	(2)	Mexico City Airport Trust, 4.250%, 10/31/2026	943,750	0.6
500,000	(2)	Mexico City Airport Trust, 5.500%, 10/31/2046	442,500	0.3
1,000,000	(2)	Mexico City Airport Trust, 5.500%, 07/31/2047	897,500	0.5
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/2026	1,406,250	0.8
471,000		Petroleos Mexicanos, 4.875%, 01/18/2024	470,293	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	424,450	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,024,000	0.6
750,000		Petroleos Mexicanos, 6.750%, 09/21/2047	717,518	0.4
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,114,800	1.2
			11,942,936	6.9

		Panama: 0.6%
1,000,000	(2)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,037,500	0.6

		Peru: 1.4%
500,000	(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	465,000	0.3

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru (continued)
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	972,500	0.5
1,000,000	(2)	Petroleos del Peru SA, 5.625%, 06/19/2047	996,260	0.6
			2,433,760	1.4

		Russia: 2.4%
750,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	776,131	0.5
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,633,105	0.9
300,000	(2)	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	288,195	0.2
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	1,459,095	0.8
			4,156,526	2.4

		South Africa: 0.9%
1,000,000	(2)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	997,870	0.6
500,000	(2)	Transnet SOC Ltd., 4.000%, 07/26/2022	469,867	0.3
			1,467,737	0.9

		Thailand: 0.5%
925,000	(2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	927,445	0.5

		Trinidad And Tobago: 0.1%
250,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	223,608	0.1

		Turkey: 0.1%
250,000	(2)	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	208,641	0.1

		Venezuela: 0.4%
1,000,000	(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	208,750	0.1
1,750,000	(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	406,875	0.3
			615,625	0.4

	Total Corporate Bonds/Notes
	(Cost $51,540,481)		49,004,776	28.3

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/2023	17,136	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		17,136	0.0

FOREIGN GOVERNMENT BONDS: 64.2%
		Angola: 0.3%
500,000	(2)	Angolan Government International Bond, 9.500%, 11/12/2025	568,522	0.3
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Argentina: 4.5%
700,000		Argentina Government International Bond, 7.125%, 06/28/2117	546,875	0.3
2,000,000	(1)	Argentine Republic Government International Bond, 6.625%, 07/06/2028	1,647,500	0.9
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	2,344,375	1.4
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/2036	1,200,937	0.7
1,500,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	1,338,750	0.8
701,019	(4)	Argentine Republic Government International Bond, 8.280%, 12/31/2033	636,175	0.4
			7,714,612	4.5

		Armenia: 0.4%
751,000	(2)	Republic of Armenia International Bond, 6.000%, 09/30/2020	766,621	0.4

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/2024	508,396	0.3

		Belarus: 0.4%
700,000		Republic of Belarus, 6.200%, 02/28/2030	678,633	0.4

		Brazil: 1.3%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,295,625	1.3

		Chile: 0.8%
1,500,000		Chile Government International Bond, 3.860%, 06/21/2047	1,429,875	0.8

		Colombia: 2.6%
400,000		Colombia Government International Bond, 2.625%, 03/15/2023	381,150	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,750,000	1.0
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	567,500	0.3
1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,805,625	1.1
			4,504,275	2.6

		Costa Rica: 0.9%
1,100,000	(2)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,000,879	0.6

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica (continued)
600,000	(2)	Costa Rica Government International Bond, 5.625%, 04/30/2043	463,875	0.3
			1,464,754	0.9

		Croatia: 1.6%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,145,694	1.3
500,000	(2)	Croatia Government International Bond, 5.500%, 04/04/2023	529,801	0.3
			2,675,495	1.6

		Dominican Republic: 3.6%
1,500,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,509,375	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	775,875	0.4
1,500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,529,025	0.9
750,000	(2)	Dominican Republic International Bond, 6.600%, 01/28/2024	794,467	0.5
1,500,000	(2)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,604,910	0.9
			6,213,652	3.6

		Ecuador: 2.2%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,066,250	0.6
2,000,000		Republic of Ecuador, 7.875%, 01/23/2028	1,805,650	1.0
1,000,000		Republic of Ecuador, 8.875%, 10/23/2027	951,825	0.6
			3,823,725	2.2

		Egypt: 2.0%
750,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	718,341	0.4
1,000,000		Egypt Government International Bond, 6.125%, 01/31/2022	1,002,740	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,020,812	0.6
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	704,626	0.4
			3,446,519	2.0

		El Salvador: 0.6%
1,000,000	(1),(2)	El Salvador Government International Bond, 6.375%, 01/18/2027	940,000	0.6

		Gabon: 0.3%
500,000	(2)	Gabonese Republic, 6.375%, 12/12/2024	474,450	0.3
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Honduras: 0.6%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/2027	1,031,350	0.6

		Hungary: 2.0%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/2023	1,326,216	0.7
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	699,597	0.4
1,500,000	(2)	Magyar Export-Import Bank Zrt, 4.000%, 01/30/2020	1,507,235	0.9
			3,533,048	2.0

		Indonesia: 3.9%
500,000	(2)	Indonesia Government International Bond, 4.125%, 01/15/2025	493,035	0.3
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,277,836	0.7
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,332,087	1.3
1,000,000		Indonesia Eximbank, 3.875%, 04/06/2024	970,470	0.6
1,750,000	(2)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,692,250	1.0
			6,765,678	3.9

		Ivory Coast: 1.2%
2,266,250	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,148,450	1.2

		Jamaica: 1.4%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/2028	1,905,312	1.1
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	577,565	0.3
			2,482,877	1.4

		Kazakhstan: 1.9%
750,000	(2)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	741,740	0.5
2,000,000	(2)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,469,394	1.4
			3,211,134	1.9

		Kenya: 0.9%
500,000	(2)	Kenya Government International Bond, 6.875%, 06/24/2024	502,300	0.3
500,000		Republic of Kenya, 7.250%, 02/28/2028	488,160	0.3
500,000		Republic of Kenya, 8.250%, 02/28/2048	484,155	0.3
			1,474,615	0.9

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Lebanon: 2.1%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/2022	2,116,074	1.2
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,579,920	0.9
			3,695,994	2.1

		Mexico: 1.1%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/2023	1,007,925	0.6
1,000,000		Mexico Government International Bond, 4.350%, 01/15/2047	910,010	0.5
			1,917,935	1.1

		Morocco: 1.0%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,505,250	0.9
250,000	(2)	Morocco Government International Bond, 5.500%, 12/11/2042	263,080	0.1
			1,768,330	1.0

		Namibia: 0.6%
1,000,000		Namibia International Bonds, 5.500%, 11/03/2021	1,019,560	0.6

		Nigeria: 1.5%
1,500,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,448,513	0.9
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	564,778	0.3
500,000		Republic of Nigeria, 7.696%, 02/23/2038	491,310	0.3
			2,504,601	1.5

		Oman: 0.7%
500,000	(2)	Oman Government International Bond, 5.375%, 03/08/2027	486,484	0.3
750,000	(2)	Oman Government International Bond, 6.500%, 03/08/2047	715,376	0.4
			1,201,860	0.7

		Pakistan: 0.6%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/2021	972,540	0.6

		Panama: 3.0%
1,000,000		Panama Government International Bond, 3.875%, 03/17/2028	993,010	0.6
1,000,000		Panama Government International Bond, 4.000%, 09/22/2024	1,016,010	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/2053	579,000	0.3
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Panama (continued)
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	994,010	0.6
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,567,512	0.9
			5,149,542	3.0

		Paraguay: 1.2%
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	997,500	0.6
1,100,000		Paraguay Government International Bond, 4.625%, 01/25/2023	1,112,375	0.6
			2,109,875	1.2

		Peru: 0.6%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,024,159	0.6

		Philippines: 1.3%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	920,932	0.5
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,351,615	0.8
			2,272,547	1.3

		Poland: 2.0%
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/2023	737,100	0.4
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,701,455	1.0
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	1,047,030	0.6
			3,485,585	2.0

		Romania: 1.1%
500,000	(2)	Romanian Government International Bond, 4.375%, 08/22/2023	507,136	0.3
618,000		Romanian Government International Bond, 5.125%, 06/15/2048	608,730	0.3
750,000		Romanian Government International Bond, 6.750%, 02/07/2022	820,065	0.5
			1,935,931	1.1

		Russia: 2.3%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,053,930	0.6
1,000,000		Russian Federal Bond, 5.250%, 06/23/2047	961,087	0.5
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,001,724	1.2
			4,016,741	2.3

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Senegal: 0.4%
800,000		Senegal Government International Bond, 6.250%, 05/23/2033	748,861	0.4

		South Africa: 1.0%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,797,974	1.0

		Sri Lanka: 1.4%
500,000	(2)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	492,516	0.3
2,000,000	(2)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,973,290	1.1
			2,465,806	1.4

		Tanzania: 0.1%
166,670		Tanzania Government International Bond, 8.544%, (US0003M + 6.000%), 03/09/2020	170,273	0.1

		Turkey: 3.0%
400,000	(2)	Export Credit Bank of Turkey, 4.250%, 09/18/2022	350,140	0.2
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,289,811	0.7
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	426,825	0.3
750,000		Turkey Government International Bond, 5.750%, 05/11/2047	586,950	0.3
2,500,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,531,275	1.5
			5,185,001	3.0

		Ukraine: 2.4%
1,025,000		Ukraine Government International Bond, 7.375%, 09/25/2032	889,187	0.5
441,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2020	445,410	0.3
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2021	349,450	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2022	346,713	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2023	340,594	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2024	336,494	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2025	330,238	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2026	326,114	0.2
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Ukraine (continued)
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2027	322,558	0.2
700,000	(2),(3)	Ukraine Government International Bond, 0.000%, 05/31/2040	371,098	0.2
			4,057,856	2.4

		Uruguay: 1.9%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,786,094	1.1
375,000		Uruguay Government International Bond, 4.500%, 08/14/2024	386,250	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	676,390	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/2022	340,053	0.2
			3,188,787	1.9

		Venezuela: 0.2%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	345,875	0.2

		Vietnam: 0.5%
850,000		Vietnam Government International Bond, 6.750%, 01/29/2020	883,482	0.5

		Zambia: 0.5%
750,000	(2)	Zambia Government International Bond, 8.500%, 04/14/2024	539,094	0.3
500,000	(2)	Zambia Government International Bond, 8.970%, 07/30/2027	358,460	0.2
			897,554	0.5

	Total Foreign Government Bonds
	(Cost $115,298,578)		110,968,975	64.2

	Total Long-Term Investments
	(Cost $166,857,059)		159,990,887	92.5

SHORT-TERM INVESTMENTS: 7.9%
		Commercial Paper: 5.4%
1,700,000		Autozone, Inc., 4.040%, 10/03/2018	1,699,436	1.0
1,700,000		Comcast Corp., 3.010%, 10/09/2018	1,698,740	1.0
1,375,000		DowDuPont, Inc., 3.980%, 10/03/2018	1,374,550	0.8
1,700,000		Duke Energy, 3.640%, 10/04/2018	1,699,322	1.0
1,250,000		Waste Management, Inc., 7.130%, 10/01/2018	1,249,756	0.7
1,700,000		Whirlpool Corp., 2.920%, 10/11/2018	1,698,503	0.9
			9,420,307	5.4

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5): 2.4%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/18-08/20/68)	1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 10/25/18-09/09/49)	1,000,000	0.6
67,013	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $67,025, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $68,353, due 07/15/19-02/15/44)	67,013	0.0
1,000,000	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 09/30/18-08/20/68)	1,000,000	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,000,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/04/18-09/09/49)	1,000,000	0.6
		4,067,013	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
151,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $151,000)	151,000	0.1

	Total Short-Term Investments
	(Cost $13,640,268)	13,638,320	7.9

	Total Investments in Securities (Cost $180,497,327)	$173,629,207	100.4
	Liabilities in Excess of Other Assets	(659,884)	(0.4)
	Net Assets	$172,969,323	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:

US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

11

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.9%
		United States: 25.9%
1,881,225	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.808%, 03/25/2046	1,823,717	0.4
841,749		Alternative Loan Trust 2004-32CB 2A2, 2.616%, (US0001M + 0.400%), 02/25/2035	793,158	0.2
906,008		Alternative Loan Trust 2004-J7 MI, 3.236%, (US0001M + 1.020%), 10/25/2034	821,951	0.2
3,681,288		Alternative Loan Trust 2005-10CB 1A1, 2.716%, (US0001M + 0.500%), 05/25/2035	3,271,685	0.8
637,207		Alternative Loan Trust 2005-31 1A1, 2.776%, (US0001M + 0.560%), 08/25/2035	613,422	0.1
441,182		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	411,995	0.1
792,161		Alternative Loan Trust 2005-J2 1A12, 2.616%, (US0001M + 0.400%), 04/25/2035	696,330	0.2
484,920		Alternative Loan Trust 2006-19CB A12, 2.616%, (US0001M + 0.400%), 08/25/2036	350,478	0.1
978,069		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	737,916	0.2
687,021		Alternative Loan Trust 2007-18CB 1A7, 2.686%, (US0001M + 0.470%), 08/25/2037	448,195	0.1
1,913,280		Alternative Loan Trust 2007-OA4 A1, 2.386%, (US0001M + 0.170%), 05/25/2047	1,856,611	0.4
451,534	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.941%, 01/25/2036	433,648	0.1
333,454	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.972%, 05/25/2035	336,929	0.1
606,655	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.370%, 09/25/2035	575,296	0.1
2,211,695	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.612%, 11/25/2035	1,813,986	0.4
235,460	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.516%, (US0001M + 4.300%), 07/25/2025	237,802	0.1
291,517	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.272%, 09/25/2036	280,215	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
215,272	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.126%, 02/25/2037	212,379	0.1
610,892	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.583%, 11/25/2034	607,180	0.1
838,064		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	710,420	0.2
668,158		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	568,197	0.1
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	964,465	0.2
596,244	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.922%, 03/25/2036	572,065	0.1
310,595	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.186%, 09/25/2037	300,195	0.1
1,301,730	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.780%, 08/25/2036	1,256,849	0.3
1,581,509		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,614,421	0.4
297,145		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	290,356	0.1
600,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	601,336	0.1
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,193,962	0.3
1,200,000	(1),(2),(3)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,200,000	0.3
465,014	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.658%, 06/27/2037	470,380	0.1
3,524,037		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.448%, (US0001M + 0.280%), 08/19/2045	3,129,098	0.8
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.466%, (US0001M + 4.250%), 04/25/2029	1,258,037	0.3

See Accompanying Notes to Financial Statements

12

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.666%, (US0001M + 4.450%), 01/25/2029	3,361,078	0.8
900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.866%, (US0001M + 3.650%), 09/25/2029	993,789	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.066%, (US0001M + 2.850%), 11/25/2029	1,054,626	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.416%, (US0001M + 2.200%), 01/25/2030	928,460	0.2
1,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.616%, (US0001M + 2.400%), 05/25/2030	1,244,508	0.3
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.716%, (US0001M + 2.500%), 05/25/2030	1,551,258	0.4
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.016%, (US0001M + 2.800%), 02/25/2030	2,090,590	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.366%, (US0001M + 2.150%), 10/25/2030	1,521,168	0.4
2,150,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.766%, (US0001M + 2.550%), 12/25/2030	2,202,324	0.5
1,020,000	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.571%, 09/25/2048	1,023,263	0.2
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, (US0001M + 4.700%), 04/25/2028	4,661,444	1.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 7.016%, (US0001M + 4.800%), 05/25/2028	585,133	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.216%, (US0001M + 5.000%), 12/25/2028	3,513,244	0.8
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.716%, (US0001M + 2.500%), 03/25/2030	1,257,248	0.3
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.566%, (US0001M + 2.350%), 04/25/2030	2,790,068	0.7
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.016%, (US0001M + 1.800%), 07/25/2030	1,094,460	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.516%, (US0001M + 2.300%), 09/25/2030	1,013,701	0.2
199,368	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.187%, 10/25/2035	169,883	0.0
586,533	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.751%, 01/25/2036	584,381	0.1
1,080,012		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.318%, (US0001M + 0.150%), 01/25/2047	1,047,755	0.3
1,384,652		HarborView Mortgage Loan Trust 2007-5 A1A, 2.358%, (US0001M + 0.190%), 09/19/2037	1,351,536	0.3
4,617,736		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.426%, (US0001M + 0.210%), 02/25/2046	3,993,094	1.0
442,025	(1),(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.384%, 03/26/2036	435,409	0.1
866,880		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	771,462	0.2
254,180	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.505%, 05/25/2037	230,324	0.1
1,468,406		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	1,143,560	0.3
1,474,052	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.972%, 11/25/2048	1,432,381	0.3
1,474,052	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.972%, 11/25/2048	1,414,821	0.3

See Accompanying Notes to Financial Statements

13

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,091,142	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.801%, 10/25/2048	1,046,128	0.3
991,948	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.801%, 10/25/2048	937,279	0.2
1,889,816	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 4.012%, 12/25/2048	1,820,733	0.4
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.507%, 02/25/2049	1,001,233	0.2
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.507%, 02/25/2049	979,229	0.2
514,924		Lehman XS Trust Series 2005-5N 3A1B, 2.845%, (12MTA + 1.000%), 11/25/2035	528,152	0.1
219,608		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.596%, (US0001M + 0.380%), 08/25/2035	220,526	0.1
281,986		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	261,093	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.416%, (US0001M + 1.200%), 09/25/2035	863,577	0.2
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,115,050	0.5
258,247	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.207%, 03/25/2035	259,478	0.1
5,103,447	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,342,167	0.6
5,876,132	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	3,425,855	0.8
800,000	(1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	792,632	0.2
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,979,325	0.5
372,493	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.226%, 10/20/2035	378,258	0.1
483,244	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.226%, 10/20/2035	484,918	0.1
920,867	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.120%, 06/25/2034	944,759	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,833,396	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.124%, 09/25/2035	1,870,490	0.4
720,555		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.706%, (US0001M + 0.490%), 10/25/2045	730,801	0.2
538,432	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.445%, 12/25/2035	541,196	0.1
810,405	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.864%, 09/25/2036	788,015	0.2
516,175	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.107%, 11/25/2036	495,859	0.1
1,392,859	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.113%, 12/25/2036	1,331,940	0.3
747,466	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.167%, 12/25/2036	677,078	0.2
527,759	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.445%, 02/25/2037	517,872	0.1
845,538	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.462%, 02/25/2037	822,547	0.2
551,801	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.603%, 12/25/2036	541,376	0.1
685,467		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	661,885	0.2
415,173		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	390,436	0.1
874,990		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	842,496	0.2

See Accompanying Notes to Financial Statements

14

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
933,219		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.446%, (US0001M + 0.230%), 01/25/2047	853,875	0.2
327,001		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	310,211	0.1
691,449		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	697,670	0.2
259,794	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.211%, 04/25/2036	243,528	0.1
308,859	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.323%, 05/25/2036	317,022	0.1
1,369,637	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.119%, 12/28/2037	1,341,932	0.3
54,674	(1),(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.436%, 06/26/2035	55,235	0.0

	Total Collateralized Mortgage Obligations
	(Cost $105,760,509)		108,325,498	25.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 33.4%
		United States: 33.4%
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,918,995	0.9
5,680,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.632%, 05/15/2050	550,932	0.1
14,100,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.410%, 11/15/2050	1,336,284	0.3
2,000,000	(2)	BANK 2018-BNK12 D, 3.000%, 05/15/2061	1,635,895	0.4
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.553%, 05/15/2061	1,066,916	0.3
51,500,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	734,230	0.2
2,000,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.027%, 02/13/2042	2,039,954	0.5
1,840,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,884,058	0.5
2,257,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	2,310,921	0.6
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,225,611	0.5
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
45,458,184	(1),(4)	BMARK 2018-B4 XA, 0.697%, 07/15/2051	1,746,003	0.4
8,000,000	(1),(2),(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,085,303	0.3
1,000,000	(2)	BXMT 2017-FL1 C Ltd., 4.108%, (US0001M + 1.950%), 06/15/2035	1,008,752	0.2
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 4.858%, (US0001M + 2.700%), 06/15/2035	2,028,821	0.5
11,936,434	(1),(4)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.332%, 11/15/2049	780,402	0.2
660,617		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	680,690	0.2
22,534,701	(1),(4)	COMM 2012-CR3 XA, 2.036%, 10/15/2045	1,367,622	0.3
9,301,008	(1),(4)	COMM 2012-CR5 XA, 1.694%, 12/10/2045	487,094	0.1
13,920,000	(1),(2),(4)	COMM 2014-CR21 XE, 1.562%, 12/10/2047	983,024	0.2
911,528	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	920,432	0.2
14,830,454	(1),(4)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.036%, 09/15/2050	671,099	0.2
2,000,000	(2)	CSWF 2018-TOP F, 4.813%, (US0001M + 2.750%), 08/15/2035	2,007,138	0.5
1,419,976	(2)	DBGS 2018-BIOD E Mortgage Trust, 3.858%, (US0001M + 1.700%), 05/15/2035	1,412,651	0.3
911,773	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.899%, 11/10/2046	9,930	0.0
4,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.384%, 08/10/2049	3,774,811	0.9
660,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.634%, 08/10/2049	563,700	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.658%, (US0001M + 2.500%), 06/15/2035	5,520,527	1.3
6,667,476	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	454,720	0.1
27,740,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.659%, 12/25/2043	1,473,052	0.4

See Accompanying Notes to Financial Statements

15

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
34,915,394	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	2,707,420	0.7
30,740,170	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.668%, 10/25/2021	1,133,120	0.3
39,680,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.665%, 11/25/2041	2,862,257	0.7
31,400,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	2,482,933	0.6
8,050,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	832,108	0.2
20,330,705	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.969%, 01/25/2026	2,827,015	0.7
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	667,841	0.2
149,082,442	(2),(4)	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/2046	713,777	0.2
1,000,000	(2)	GPT 2018-GPP E Mortgage Trust, 4.628%, (US0001M + 2.470%), 06/15/2035	1,004,519	0.2
101,117,180	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.820%, 03/10/2044	1,325,404	0.3
1,000,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	957,119	0.2
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,002,510	0.2
3,402,845	(1),(2),(4)	GS Mortgage Securities Trust 2011-GC5 XA, 1.506%, 08/10/2044	103,815	0.0
2,952,000	(1)	GS Mortgage Securities Trust 2015-FRR1 K3B, 5.396%, 06/27/2041	2,925,086	0.7
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	930,461	0.2
1,500,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/2049	1,087,566	0.3
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
1,800,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.258%, (US0001M + 2.100%), 06/15/2032	1,815,983	0.4
19,071,097	(1),(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.148%, 02/15/2046	360,812	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.586%, 08/15/2046	1,554,100	0.4
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.256%, 12/15/2047	2,824,379	0.7
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.125%, 01/15/2046	1,454,498	0.4
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,970,692	1.0
22,594,353	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.230%, 07/15/2047	707,129	0.2
1,000,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.265%, 11/15/2045	1,016,154	0.2
2,650,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 F, 4.000%, 01/15/2048	1,813,310	0.4
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,218,499	0.3
2,000,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,961,010	0.5
24,096,837	(1),(2),(4)	LCCM 2017-LC26 XA, 1.685%, 07/12/2050	2,228,957	0.5
1,884,090	(1),(2)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/2041	1,881,597	0.5
170,000	(1)	Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/2047	171,864	0.0
2,000,000	(1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.785%, 06/12/2047	1,968,483	0.5
300,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	308,675	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,530,955	0.8

See Accompanying Notes to Financial Statements

16

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,444,741	0.6
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,181,907	0.5
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.639%, 12/15/2050	1,847,404	0.4
383,388	(2)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	379,351	0.1
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.614%, 08/15/2047	986,448	0.2
4,660,000	(2)	PFP 2017-4 E Ltd., 7.008%, (US0001M + 4.850%), 07/14/2035	4,792,880	1.1
1,250,000	(2)	SLIDE 2018-FUN E, 4.370%, (US0001M + 2.300%), 06/15/2031	1,255,445	0.3
1,250,000	(2)	SLIDE 2018-FUN F, 5.070%, (US0001M + 3.000%), 06/15/2031	1,256,249	0.3
2,700,000	(2)	STWD 2018-URB D Mortgage Trust, 4.113%, (US0001M + 2.050%), 05/15/2035	2,706,793	0.7
2,500,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2013-C6 D, 4.457%, 04/10/2046	2,271,881	0.5
7,458,806	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.239%, 12/15/2047	369,873	0.1
4,227,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	2,817,472	0.7
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.396%, 09/15/2058	1,254,410	0.3
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.396%, 09/15/2058	1,218,471	0.3
7,790,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-C37 XEF, 1.600%, 12/15/2049	821,740	0.2
9,678,951	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.698%, 01/15/2059	711,605	0.2
35,041,598	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.136%, 10/15/2050	2,234,329	0.5
10,343,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2017-C42 XE, 1.300%, 12/15/2050	964,050	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
2,500,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.315%, (US0001M + 2.157%), 12/15/2036	2,522,565	0.6
39,977,538	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.998%, 06/15/2051	2,594,370	0.6
2,110,000	(2),(5),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706, 0.000%, 12/27/2043	2,098,259	0.5
2,000,000	(2),(5),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,560,868	0.4
40,634,745	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.716%, 12/15/2045	2,127,708	0.5
1,387,169	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.421%, 03/15/2048	62,077	0.0
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.468%, 11/15/2047	987,898	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $137,777,445)		139,498,409	33.4

ASSET-BACKED SECURITIES: 40.6%
		Cayman Islands: 0.9%
750,000	(2)	LCM XX L.P. 20A-DR, 5.139%, (US0003M + 2.800%), 10/20/2027	750,000	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 0.000%, (US0003M + 4.250%), 11/15/2026	2,999,997	0.7
			3,749,997	0.9

		Ireland: 0.3%
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	999,934	0.3

		United States: 39.4%
854,996	(2),(7)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	851,601	0.2
2,040,182	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,027,663	0.5
2,200,000	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	2,205,500	0.5
1,090,684	(1),(2),(3),(4)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,425,858	(1),(2),(3),(4)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–

See Accompanying Notes to Financial Statements

17

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,050,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,050,599	0.2
2,000,000	(2)	Apidos CLO XVII 2014-17A D, 7.086%, (US0003M + 4.750%), 04/17/2026	1,999,892	0.5
2,850,000	(2)	Apidos CLO XVIII 2014-18A D, 7.547%, (US0003M + 5.200%), 07/22/2026	2,851,140	0.7
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,238,831	0.5
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.836%, (US0003M + 3.500%), 04/17/2026	500,062	0.1
900,000	(2)	Atrium CDO Corp. 12A CR, 3.997%, (US0003M + 1.650%), 04/22/2027	892,045	0.2
463,697	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.248%, 10/25/2036	467,342	0.1
1,000,000	(2)	BlueMountain CLO 2013-3A DR, 5.239%, (US0003M + 2.900%), 10/29/2025	999,960	0.2
1,800,000	(2)	BlueMountain CLO 2013-3A E, 6.939%, (US0003M + 4.600%), 10/29/2025	1,782,434	0.4
1,500,000	(2)	BlueMountain CLO 2013-4A DR, 5.489%, (US0003M + 3.150%), 04/15/2025	1,501,302	0.4
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.787%, (US0003M + 5.450%), 04/13/2027	999,986	0.2
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.998%, (US0003M + 2.650%), 04/20/2027	1,982,740	0.5
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.710%, (US0003M + 5.400%), 11/23/2025	2,999,958	0.7
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 3.988%, (US0003M + 1.900%), 07/27/2031	2,490,560	0.6
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.587%, (US0003M + 2.250%), 04/27/2027	3,175,971	0.8
514,875	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	457,575	0.1
1,716,646	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,676,258	0.4
1,395,902	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	1,421,678	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,219,000	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	1,225,139	0.3
250,000	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	249,694	0.1
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.921%, (US0001M + 0.705%), 09/25/2035	2,429,621	0.6
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 5.048%, (US0003M + 2.700%), 07/20/2028	2,975,466	0.7
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.748%, (US0003M + 2.400%), 04/20/2028	492,986	0.1
1,109,843	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	1,074,194	0.3
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.339%, (US0003M + 3.000%), 10/15/2027	1,565,188	0.4
322,257	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	306,131	0.1
853,486	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	856,126	0.2
456,866	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	452,677	0.1
1,124,924	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	1,093,529	0.3
1,074,794	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	995,837	0.2
912,407	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	848,856	0.2
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	581,849	0.1
1,425,000		First NLC Trust 2005-2 M2, 2.736%, (US0001M + 0.520%), 09/25/2035	1,392,770	0.3
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,486,118	0.4
2,000,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.714%, (US0003M + 2.400%), 11/15/2026	1,984,866	0.5
3,591,318		GSAA Home Equity Trust 2006-14 A3A, 2.466%, (US0001M + 0.250%), 09/25/2036	2,132,670	0.5
1,309,421		GSAA Home Equity Trust 2007-1 1A1, 2.296%, (US0001M + 0.080%), 02/25/2037	679,824	0.2

See Accompanying Notes to Financial Statements

18

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,113,752	(2)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,102,739	0.3
2,494,604	(2)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/2042	2,410,786	0.6
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 4.008%, (US0001M + 1.850%), 07/17/2037	1,489,819	0.4
2,463,000	(2)	Invitation Homes 2018-SFR1 D Trust, 3.608%, (US0001M + 1.450%), 03/17/2037	2,464,641	0.6
65,299		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 2.356%, (US0001M + 0.140%), 10/25/2036	65,361	0.0
170,383		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.376%, (US0001M + 0.160%), 06/25/2036	170,471	0.0
850,000	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	848,043	0.2
1,000,000	(2)	LCM L.P. 17A E, 7.089%, (US0003M + 4.750%), 10/15/2026	999,951	0.2
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.250%, (US0003M + 1.850%), 07/20/2031	1,985,706	0.5
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.192%, (US0003M + 2.850%), 04/19/2030	2,495,365	0.6
1,000,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	931,362	0.2
1,198,704	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,147,071	0.3
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.817%, 09/25/2057	1,723,962	0.4
2,653,921	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,634,346	0.6
2,436,669	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,433,141	0.6
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,987,437	0.5
1,182,311	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,165,163	0.3
1,500,000	(2)	Mosaic Solar Loans 2017-2A C, 2.000%, 06/22/2043	1,408,954	0.3
1,000,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.839%, (US0003M + 2.500%), 01/15/2028	991,921	0.2
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
3,000,000	(2),(8)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.548%, (US0003M + 5.200%), 04/20/2027	2,952,558	0.7
1,039,824	(2)	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/2022	1,037,808	0.2
1,250,000	(2)	Palmer Square CLO 2013-2A CR Ltd., 5.936%, (US0003M + 3.600%), 10/17/2027	1,250,730	0.3
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.186%, (US0003M + 1.850%), 01/17/2031	1,296,351	0.3
2,900,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.189%, (US0003M + 4.850%), 10/15/2025	2,835,240	0.7
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.289%, (US0003M + 3.950%), 04/15/2026	2,702,604	0.6
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.239%, (US0003M + 5.900%), 04/15/2026	2,498,053	0.6
2,100,000	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,100,383	0.5
455,466	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.031%, 01/25/2036	450,268	0.1
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	1,975,391	0.5
1,897,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.098%, (US0003M + 2.750%), 10/20/2027	1,890,065	0.5
1,400,000	(2)	Recette Clo Ltd. 2015-1A E, 8.048%, (US0003M + 5.700%), 10/20/2027	1,401,313	0.3
1,200,000	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,247,754	0.3
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,010,832	0.5
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,651,854	0.6
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,520,035	0.6
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	962,870	0.2
5,000,000	(1),(2)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/2025	5,058,019	1.2

See Accompanying Notes to Financial Statements

19

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,600,000	(1),(2)	Sofi Consumer Loan Program 2016-5 B LLC, 4.550%, 09/25/2028	1,622,466	0.4
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	890,447	0.2
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	984,547	0.2
1,900,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,871,106	0.4
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	844,039	0.2
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,778,495	0.7
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,102,301	0.3
815,417	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	802,308	0.2
946,524	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	936,139	0.2
455,530	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	452,404	0.1
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,566,465	0.4
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,145,620	0.8
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,499,033	0.4
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,216,783	0.3
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,210,196	0.3
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	969,941	0.2
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,899,523	0.9
2,050,000	(2)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	1,996,899	0.5
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	1,992,309	0.5
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,000,254	0.2
237,003	(2)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	237,035	0.1
578,145		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.386%, (US0001M + 0.170%), 12/25/2036	566,777	0.1
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,112,006	0.3
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	796,598	0.2
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.305%, (US0003M + 1.950%), 07/18/2031	1,984,492	0.5
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.403%, 11/25/2057	1,129,790	0.3
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,185,750	0.3
500,000	(1),(2)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	457,682	0.1
3,000,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.239%, (US0003M + 1.900%), 04/15/2027	2,994,714	0.7
983,760		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.386%, (US0001M + 0.170%), 07/25/2047	715,108	0.2
			164,656,232	39.4

	Total Asset-Backed Securities
	(Cost $170,120,200)		169,406,163	40.6

	Total Long-Term Investments
	(Cost $413,658,154)		417,230,070	99.9

SHORT-TERM INVESTMENTS: 0.6%
		Commercial Paper: 0.5%
945,000		Kroger Co., 6.950%, 10/01/2018	944,820	0.2
1,300,000		Waste Management, Inc., 7.130%, 10/01/2018	1,299,746	0.3
			2,244,566	0.5

See Accompanying Notes to Financial Statements

20

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
339,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $339,000)	339,000	0.1

	Total Short-Term Investments
	(Cost $2,584,000)	2,583,566	0.6

	Total Investments in Securities (Cost $416,242,154)	$419,813,636	100.5
	Liabilities in Excess of Other Assets	(1,944,070)	(0.5)
	Net Assets	$417,869,566	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2018.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

21

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By /s/ Michael Bell

Michael Bell

Chief Executive Officer

Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Bell

Michael Bell

Chief Executive Officer

Date: December 7, 2018

By /s/ Todd Modic

Todd Modic

Senior Vice President and Chief Financial Officer

Date: December 7, 2018